UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Address of principal executive offices) (Zip code)

John McDonnell

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-651-8409

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.8%
CONSUMER DISCRETIONARY – 13.5%
AUTO COMPONENTS – 0.3%
Adient PLC#	1,500	$71,445
Aptiv PLC	5,250	514,867
BorgWarner, Inc.	4,380	201,568
Gentex Corp.	4,680	108,576
Goodyear Tire & Rubber Co. (The)	2,750	66,578
Lear Corp.	2,100	378,273
Visteon Corp.*	1,500	175,620

		$1,516,927
AUTOMOBILES – 0.6%
Ford Motor Co.	68,100	683,724
General Motors Co.	29,600	1,122,136
Harley-Davidson, Inc.	3,970	170,273
Tesla, Inc.#,*	2,818	840,159
Thor Industries, Inc.	1,380	130,893

		$2,947,185
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,020	391,186
LKQ Corp.*	3,880	130,058

		$521,244
DIVERSIFIED CONSUMER SERVICES – 0.1%
Graham Holdings Co., Class B	140	78,260
H&R Block, Inc.	600	15,096
Service Corp. International	4,170	164,090
ServiceMaster Global Holdings, Inc.*	2,280	129,937

		$387,383
HOTELS, RESTAURANTS & LEISURE – 2.1%
Aramark	5,800	233,218
Caesars Entertainment Corp.#,*	10,900	123,170
Carnival Corp.	9,800	580,552
Chipotle Mexican Grill, Inc.*	400	173,464
Choice Hotels International, Inc.	1,610	124,936
Darden Restaurants, Inc.	1,440	153,994
Domino’s Pizza, Inc.	1,200	315,192
Dunkin’ Brands Group, Inc.#	3,700	257,631
Extended Stay America, Inc.	5,000	106,450
Hilton Grand Vacations, Inc.*	736	25,458
Hilton Worldwide Holdings, Inc.	3,853	303,077

Description	Number of Shares	Value
Hyatt Hotels Corp., Class A	2,800	$219,044
International Game Technology	1,273	32,181
Las Vegas Sands Corp.	7,420	533,498
Marriott International, Inc., Class A	6,636	848,346
McDonald’s Corp.	16,049	2,528,359
MGM Resorts International	12,310	386,165
Norwegian Cruise Line Holdings*	3,360	168,101
Restaurant Brands International LP	47	2,938
Royal Caribbean Cruises Ltd.	3,980	448,785
Six Flags Entertainment Corp.#	3,100	201,345
Starbucks Corp.	28,090	1,471,635
Wendy’s Co. (The)	200	3,336
Wyndham Destinations, Inc.	3,360	154,963
Wyndham Hotels & Resorts, Inc.	3,360	194,880
Wynn Resorts Ltd.	2,200	366,916
Yum China Holdings, Inc.	8,650	312,092
Yum! Brands, Inc.	7,950	630,355

		$10,900,081
HOUSEHOLD DURABLES – 0.4%
DR Horton, Inc.	5,070	221,559
Garmin Ltd.	1,690	105,540
Leggett & Platt, Inc.	3,670	159,902
Lennar Corp., Class A	3,810	199,149
Lennar Corp., Class B	76	3,283
Mohawk Industries, Inc.*	1,100	207,196
Newell Brands, Inc.	9,169	240,136
NVR, Inc.*	30	82,783
PulteGroup, Inc.	10,090	287,464
Tempur Sealy International, Inc.#,*	200	9,774
Toll Brothers, Inc.	6,050	213,323
Whirlpool Corp.	1,250	163,875

		$1,893,984
INTERNET & CATALOG RETAIL – 3.9%
Amazon.com, Inc.*	8,260	14,681,654
Booking Holdings, Inc.*	930	1,886,710
Expedia Group, Inc.	2,852	381,712
Netflix, Inc.*	8,400	2,834,580
Qurate Retail, Inc.*	7,350	156,481
TripAdvisor, Inc.*	2,200	127,578
Wayfair, Inc., Class A*	1,300	141,466

		$20,210,181

July 31, 2018 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.	3,490	$347,639
Mattel, Inc.#	4,750	75,383
Polaris Industries, Inc.	1,500	158,130

		$581,152
MEDIA – 2.4%
AMC Networks, Inc., Class A*	1,685	101,589
Cable One, Inc.	140	101,340
CBS Corp., Non-Voting	8,730	459,809
Charter Communications, Inc., Class A*	3,702	1,127,555
Comcast Corp., Class A	94,900	3,395,522
Discovery, Inc.*	8,400	223,272
DISH Network Corp., Class A*	4,580	144,545
GCI Liberty, Inc., Class A*	2,461	118,399
Interpublic Group of Cos., Inc. (The)	6,020	135,751
John Wiley & Sons, Inc., Class A	2,100	132,615
Liberty Broadband Corp., Class A*	1,335	105,919
Liberty Broadband Corp., Class C*	371	29,483
Liberty Media Corp. - Liberty Formula One, Class A*	710	23,792
Liberty Media Corp. - Liberty Formula One, Class C*	1,600	56,400
Liberty Media Corp. - Liberty SiriusXM, Class A*	843	39,739
Liberty Media Corp. - Liberty SiriusXM, Class C*	3,786	178,813
Lions Gate Entertainment Corp., Class A	1,380	32,913
Lions Gate Entertainment Corp., Class B	1,390	31,789
Live Nation Entertainment, Inc.*	4,370	215,354
Madison Square Garden Co., Class A (The)*	729	227,579
News Corp., Class A	16,157	243,486
News Corp., Class B	300	4,590
Omnicom Group, Inc.	5,490	377,877
Sirius XM Holdings, Inc.#	34,040	238,961
Tribune Media Co., Class A	2,550	86,318
Twenty-First Century Fox, Inc., Class A	24,330	1,094,850
Twenty-First Century Fox, Inc., Class B	6,680	296,726
Viacom, Inc., Class B	5,200	151,060
Walt Disney Co. (The)	29,746	3,377,956

		$12,754,002
MULTILINE RETAIL – 0.5%
Burlington Stores, Inc.*	900	137,529
Dollar General Corp.	6,600	647,790
Dollar Tree, Inc.*	5,662	516,827
Kohl’s Corp.	2,910	214,962
Macy’s, Inc.	7,580	301,153

Description	Number of Shares	Value
Nordstrom, Inc.	780	$40,880
Target Corp.	9,260	747,097

		$2,606,238
SPECIALTY RETAIL – 2.3%
Advance Auto Parts, Inc.	1,850	261,275
AutoNation, Inc.*	480	23,294
AutoZone, Inc.*	660	465,650
Best Buy Co., Inc.	5,580	418,667
CarMax, Inc.*	1,900	141,892
Dick’s Sporting Goods, Inc.	1,700	58,038
Foot Locker, Inc.	2,610	127,394
Gap, Inc. (The)	3,300	99,561
Home Depot, Inc. (The)	23,350	4,612,092
L Brands, Inc.	4,910	155,500
Lowe’s Cos., Inc.	17,800	1,768,252
O’Reilly Automotive, Inc.*	2,000	612,000
Ross Stores, Inc.	9,140	799,110
Tiffany & Co.	3,050	419,558
TJX Cos., Inc. (The)	13,740	1,336,352
Tractor Supply Co.	1,200	93,648
Ulta Beauty, Inc.*	1,400	342,146
Urban Outfitters, Inc.*	2,800	124,320
Williams-Sonoma, Inc.#	1,040	60,830

		$11,919,579
TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Carter’s, Inc.	1,400	146,762
Hanesbrands, Inc.#	6,100	135,786
Lululemon Athletica, Inc.*	1,400	167,930
Michael Kors Holdings Ltd.*	2,500	166,825
NIKE, Inc., Class B	25,540	1,964,281
PVH Corp.	680	104,394
Ralph Lauren Corp.	700	94,486
Skechers U.S.A., Inc., Class A*	1,900	52,668
Tapestry, Inc.	7,710	363,295
Under Armour, Inc., Class A#,*	4,600	91,862
Under Armour, Inc., Class C#,*	2,922	54,758
VF Corp.	6,050	557,023

		$3,900,070

TOTAL CONSUMER DISCRETIONARY		$70,138,026
CONSUMER STAPLES – 5.6%
BEVERAGES – 1.4%
Brown-Forman Corp., Class A	1,100	58,597
Brown-Forman Corp., Class B	4,525	240,821
Coca-Cola Co. (The)	60,600	2,825,778
Constellation Brands, Inc., Class A	2,700	567,621
Keurig Dr. Pepper, Inc.	2,200	52,822

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Molson Coors Brewing Co., Class B	3,000	$201,000
Monster Beverage Corp.*	7,900	474,158
PepsiCo, Inc.	24,500	2,817,500

		$7,238,297
FOOD & STAPLES RETAILING – 1.3%
Costco Wholesale Corp.	7,600	1,662,196
CVS Health Corp.	18,400	1,193,424
Kroger Co. (The)	18,900	548,100
Sprouts Farmers Market, Inc.*	3,200	68,768
Sysco Corp.	8,500	571,285
U.S. Foods Holding Corp.*	2,300	77,763
Walgreens Boots Alliance, Inc.	12,100	818,202
Walmart, Inc.	23,600	2,105,828

		$7,045,566
FOOD PRODUCTS – 1.0%
Archer-Daniels-Midland Co.	12,200	588,772
Bunge Ltd.	3,100	214,303
Campbell Soup Co.#	6,600	269,940
Conagra Brands, Inc.	10,200	374,442
Flowers Foods, Inc.	1,600	32,640
General Mills, Inc.	6,700	308,602
Hain Celestial Group, Inc. (The)*	5,800	164,952
Hershey Co. (The)	3,500	343,735
Hormel Foods Corp.#	2,100	75,537
Ingredion, Inc.	500	50,650
JM Smucker Co. (The)	500	55,560
Kellogg Co.	2,000	142,060
Kraft Heinz Co. (The)	12,300	741,075
Lamb Weston Holdings, Inc.	2,700	189,729
McCormick & Co., Inc.	700	82,278
Mondelez International, Inc., Class A	23,400	1,015,092
Pilgrim’s Pride Corp.*	3,600	64,152
Post Holdings, Inc.*	1,000	86,560
TreeHouse Foods, Inc.*	1,500	71,235
Tyson Foods, Inc., Class A	5,900	340,135

		$5,211,449
HOUSEHOLD PRODUCTS – 1.0%
Church & Dwight Co., Inc.	2,800	156,520
Clorox Co. (The)	3,100	419,027
Colgate-Palmolive Co.	12,000	804,120
Energizer Holdings, Inc.#	1,700	108,256
Kimberly-Clark Corp.	4,500	512,370
Procter & Gamble Co. (The)	40,100	3,243,288
Spectrum Brands Holdings, Inc.#	800	69,896

		$5,313,477

Description	Number of Shares	Value
PERSONAL PRODUCTS – 0.2%
Coty, Inc., Class A	8,500	$113,985
Estee Lauder Cos., Inc., Class A (The)	3,200	431,808
Herbalife Nutrition Ltd.*	2,900	149,727
Nu Skin Enterprises, Inc., Class A	1,500	109,275

		$804,795
TOBACCO – 0.7%
Altria Group, Inc.	29,300	1,719,324
Philip Morris International, Inc.	24,100	2,079,830

		$3,799,154

TOTAL CONSUMER STAPLES		$29,412,738
ENERGY – 6.4%
ENERGY EQUIPMENT & SERVICES – 0.7%
Apergy Corp.*	2,080	85,280
Baker Hughes, Inc.	7,200	248,976
Halliburton Co.	18,790	797,072
Helmerich & Payne, Inc.	3,560	218,406
Nabors Industries Ltd.	7,800	46,644
National Oilwell Varco, Inc.#	4,905	238,481
Patterson-UTI Energy, Inc.	4,700	80,840
RPC, Inc.#	3,450	51,060
Schlumberger Ltd.	26,546	1,792,386
Transocean Ltd.#,*	14,600	187,902

		$3,747,047
OIL, GAS & CONSUMABLE FUELS – 5.7%
Anadarko Petroleum Corp.	10,650	779,048
Andeavor	3,240	486,194
Antero Resources Corp.*	2,300	47,242
Apache Corp.	6,840	314,640
Cabot Oil & Gas Corp.	11,300	265,550
Cheniere Energy, Inc.*	4,830	306,705
Chesapeake Energy Corp.#,*	4,000	18,880
Chevron Corp.	40,320	5,091,206
Cimarex Energy Co.	1,700	167,620
CNX Resources Corp.*	6,500	105,820
Concho Resources, Inc.*	4,100	597,985
ConocoPhillips	25,360	1,830,231
Continental Resources, Inc.*	2,220	141,791
Devon Energy Corp.	9,680	435,697
Diamondback Energy, Inc.	2,200	290,290
Energen Corp.*	2,480	183,966
EOG Resources, Inc.	12,780	1,647,853
EQT Corp.	4,026	200,012
Extraction Oil & Gas, Inc.*	900	13,608
Exxon Mobil Corp.	88,493	7,213,064
Hess Corp.	4,590	301,242

July 31, 2018 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
HollyFrontier Corp.	3,940	$293,845
Kinder Morgan, Inc.	34,455	612,610
Kosmos Energy Ltd.*	1,600	12,128
Marathon Oil Corp.	19,730	416,698
Marathon Petroleum Corp.	10,630	859,223
Murphy Oil Corp.	5,400	179,604
Newfield Exploration Co.*	3,100	89,032
Noble Energy, Inc.	6,920	249,743
Occidental Petroleum Corp.	14,100	1,183,413
ONEOK, Inc.	7,260	511,394
Parsley Energy, Inc., Class A*	4,400	138,292
PBF Energy, Inc., Class A	3,000	140,100
Phillips 66	9,790	1,207,499
Pioneer Natural Resources Co.	3,850	728,690
QEP Resources, Inc.*	6,600	68,574
Range Resources Corp.#	5,200	80,236
SM Energy Co.	3,350	92,158
Targa Resources Corp.	4,300	219,601
Valero Energy Corp.	9,620	1,138,527
Whiting Petroleum Corp.*	2,387	118,515
Williams Cos., Inc. (The)	16,370	487,007
WPX Energy, Inc.*	7,917	148,602

		$29,414,135

TOTAL ENERGY		$33,161,182
FINANCIALS – 14.6%
CAPITAL MARKETS – 2.9%
Affiliated Managers Group, Inc.	1,270	203,213
Ameriprise Financial, Inc.	3,540	515,672
Bank of New York Mellon Corp. (The)	20,120	1,075,816
BlackRock, Inc.	2,460	1,236,790
Cboe Global Markets, Inc.	3,000	291,390
Charles Schwab Corp. (The)	23,850	1,217,781
CME Group, Inc.	6,900	1,097,928
E*TRADE Financial Corp.*	6,000	358,860
Eaton Vance Corp.	270	14,345
FactSet Research Systems, Inc.	840	169,142
Franklin Resources, Inc.	1,520	52,166
Goldman Sachs Group, Inc. (The)	7,140	1,695,250
Interactive Brokers Group, Inc., Class A	2,300	137,678
Intercontinental Exchange, Inc.	11,790	871,399
Invesco Ltd.	2,120	57,219
Lazard Ltd., Class A*	200	10,860
Legg Mason, Inc.	210	7,167
LPL Financial Holdings, Inc.	2,300	152,467
Moody’s Corp.	3,740	639,989
Morgan Stanley	25,746	1,301,718
Morningstar, Inc.	1,100	145,200

Description	Number of Shares	Value
MSCI, Inc.	2,620	$435,418
Nasdaq, Inc.	3,830	350,062
Northern Trust Corp.	3,280	358,242
Raymond James Financial, Inc.	3,410	312,322
S&P Global, Inc.	5,290	1,060,328
SEI Investments Co.	3,840	230,170
State Street Corp.	7,770	686,169
T. Rowe Price Group, Inc.	3,680	438,214
TD Ameritrade Holding Corp.	2,950	168,592

		$15,291,567
COMMERCIAL BANKS – 1.5%
Associated Banc-Corp.	6,885	185,895
Bank of Hawaii Corp.	2,470	198,810
Bank OZK	500	20,450
BB&T Corp.	16,690	848,018
BOK Financial Corp.#	820	79,811
Citizens Financial Group, Inc.	13,050	519,129
Commerce Bancshares, Inc.	910	60,788
Cullen/Frost Bankers, Inc.	1,440	159,106
East West Bancorp, Inc.	2,500	161,850
Fifth Third Bancorp	18,250	540,018
First Horizon National Corp.	8,934	159,829
First Republic Bank	4,500	444,870
Huntington Bancshares, Inc.	16,541	255,393
KeyCorp	19,044	397,448
M&T Bank Corp.§	1,610	279,094
PacWest Bancorp.	2,239	112,443
PNC Financial Services Group, Inc. (The)	9,460	1,370,092
Popular, Inc.	700	34,741
Regions Financial Corp.	28,556	531,427
Signature Bank	1,000	109,710
SunTrust Banks, Inc.	10,180	733,673
SVB Financial Group*	1,200	369,456
Synovus Financial Corp.	4,994	246,803
TCF Financial Corp.	710	17,828
Texas Capital Bancshares, Inc.*	100	9,080
Zions Bancorporation	3,590	185,603

		$8,031,365
CONSUMER FINANCE – 0.7%
Ally Financial, Inc.	5,400	144,504
American Express Co.	14,440	1,437,069
Capital One Financial Corp.	8,900	839,448
Credit Acceptance Corp.*	250	95,900
Discover Financial Services	8,380	598,416
Navient Corp.	4,460	58,917
OneMain Holdings, Inc.*	1,000	33,250

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
SLM Corp.*	5,760	$65,030
Synchrony Financial	10,600	306,764

		$3,579,298
DIVERSIFIED FINANCIAL SERVICES – 6.1%
Bank of America Corp.	186,650	5,763,752
Berkshire Hathaway, Inc., Class B*	38,496	7,617,204
Citigroup, Inc.	51,682	3,715,419
Comerica, Inc.	4,130	400,362
Jefferies Financial Group, Inc.	210	5,092
JPMorgan Chase & Co.	66,620	7,657,969
U.S. Bancorp	29,470	1,562,205
Voya Financial, Inc.	1,900	95,988
Wells Fargo & Co.	87,575	5,017,172

		$31,835,163
INSURANCE – 2.9%
Aflac, Inc.	18,100	842,374
Alleghany Corp.	156	98,166
Allstate Corp. (The)	8,380	797,106
American Financial Group, Inc.	1,600	180,304
American International Group, Inc.	14,680	810,483
Aon PLC	5,300	760,815
Arch Capital Group Ltd.*	7,170	219,115
Arthur J Gallagher & Co.	5,580	398,133
Assurant, Inc.	1,130	124,639
Assured Guaranty Ltd.	3,550	138,166
Axis Capital Holdings Ltd.	3,280	185,517
Brighthouse Financial, Inc.*	2,068	89,813
Brown & Brown, Inc.	9,540	279,140
Chubb Ltd.	10,147	1,417,739
Cincinnati Financial Corp.	5,106	386,167
CNA Financial Corp.#	1,050	49,119
Erie Indemnity Co., Class A	670	83,241
Everest Re Group Ltd.	1,170	255,469
Fidelity National Financial, Inc.	5,341	216,310
Hanover Insurance Group, Inc. (The)	1,100	137,962
Hartford Financial Services Group, Inc. (The)	4,390	231,353
Lincoln National Corp.	6,070	413,367
Loews Corp.	5,050	256,439
Markel Corp.*	280	327,600
Marsh & McLennan Cos., Inc.	11,590	966,142
MetLife, Inc.	15,551	711,303
Old Republic International Corp.	1,900	40,489
Principal Financial Group, Inc.	6,990	405,979
Progressive Corp. (The)	12,930	775,929
Prudential Financial, Inc.	9,730	981,854
Reinsurance Group of America, Inc.	1,690	239,135

Description	Number of Shares	Value
RenaissanceRe Holdings Ltd.	20	$2,637
Torchmark Corp.	1,695	149,279
Travelers Cos., Inc. (The)	6,580	856,321
Unum Group	2,110	83,830
White Mountains Insurance Group Ltd.	160	146,085
Willis Towers Watson PLC	2,700	430,434
WR Berkley Corp.	3,580	271,400
XL Group Ltd.	2,370	133,265

		$14,892,619
MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.1%
AGNC Investment Corp.	330	6,425
Annaly Capital Management, Inc.	8,380	89,834
Chimera Investment Corp.	6,840	130,644
New Residential Investment Corp.	4,200	75,138

		$302,041
REAL ESTATE INVESTMENT TRUSTS – 0.0%**
Omega Healthcare Investors, Inc.#	7,800	231,582
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
Broadcom, Inc.	8,833	1,958,894
THRIFTS & MORTGAGE FINANCE – 0.0%**
TFS Financial Corp.	150	2,283

TOTAL FINANCIALS		$76,124,812
HEALTH CARE – 13.9%
BIOTECHNOLOGY – 2.2%
Agios Pharmaceuticals, Inc.#,*	900	77,769
Alexion Pharmaceuticals, Inc.*	3,590	477,326
Alkermes PLC*	2,700	118,395
Alnylam Pharmaceuticals, Inc.*	1,700	161,500
Amgen, Inc.	13,264	2,607,039
Biogen, Inc.*	4,200	1,404,354
BioMarin Pharmaceutical, Inc.*	2,900	291,624
Bluebird Bio, Inc.*	1,300	201,370
Celgene Corp.*	15,366	1,384,323
Exact Sciences Corp.*	2,400	140,280
Exelixis, Inc.#,*	5,600	115,920
Gilead Sciences, Inc.	26,244	2,042,571
Incyte Corp.*	3,460	230,228
Ionis Pharmaceuticals, Inc.#,*	2,800	122,304
Neurocrine Biosciences, Inc.*	1,500	150,735
Regeneron Pharmaceuticals, Inc.*	1,600	588,816
Sage Therapeutics, Inc.*	1,100	158,752
Sarepta Therapeutics, Inc.#,*	1,400	162,736
Seattle Genetics, Inc.*	1,500	105,600
TESARO, Inc.#,*	1,200	41,796
United Therapeutics Corp.*	1,140	140,117

July 31, 2018 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Vertex Pharmaceuticals, Inc.*	5,143	$900,282

		$11,623,837
HEALTH CARE EQUIPMENT & SUPPLIES – 3.0%
Abbott Laboratories	32,545	2,132,999
ABIOMED, Inc.*	700	248,171
Align Technology, Inc.*	1,260	449,379
Baxter International, Inc.	11,830	857,084
Becton Dickinson & Co.	5,334	1,335,474
Boston Scientific Corp.*	28,100	944,441
Cooper Cos., Inc. (The)	1,250	325,625
Danaher Corp.	12,080	1,239,166
DENTSPLY SIRONA, Inc.	2,179	104,832
DexCom, Inc.*	1,500	142,695
Edwards Lifesciences Corp.*	4,472	637,036
Hill-Rom Holdings, Inc.	2,260	212,892
Hologic, Inc.*	6,740	289,213
IDEXX Laboratories, Inc.*	1,880	460,468
Insulet Corp.*	500	41,580
Intuitive Surgical, Inc.*	2,200	1,118,018
Medtronic PLC	25,426	2,294,188
ResMed, Inc.	3,520	372,346
Stryker Corp.	7,300	1,191,725
Teleflex, Inc.	1,360	370,886
Varian Medical Systems, Inc.*	2,750	317,487
Zimmer Biomet Holdings, Inc.	2,910	365,263

		$15,450,968
HEALTH CARE PROVIDERS & SERVICES – 2.8%
Acadia Healthcare Co., Inc.*	1,600	63,168
Aetna, Inc.	6,531	1,230,375
AmerisourceBergen Corp.	3,970	324,865
Anthem, Inc.	5,210	1,318,130
Cardinal Health, Inc.	4,220	210,789
Centene Corp.*	4,132	538,524
Cigna Corp.	5,130	920,425
DaVita, Inc.*	2,788	195,941
Envision Healthcare Corp.*	2,900	128,354
Express Scripts Holding Co.*	11,762	934,609
HCA Healthcare, Inc.	5,400	670,842
Henry Schein, Inc.*	4,720	374,815
Humana, Inc.	2,830	889,129
Laboratory Corp. of America Holdings*	1,857	325,606
McKesson Corp.	4,100	514,960
MEDNAX, Inc.*	2,640	112,966
Molina Healthcare, Inc.*	600	62,454
Quest Diagnostics, Inc.	3,750	403,950
UnitedHealth Group, Inc.	18,820	4,765,600

Description	Number of Shares	Value
Universal Health Services, Inc., Class B	2,480	$302,808
WellCare Health Plans, Inc.*	400	106,968

		$14,395,278
HEALTH CARE TECHNOLOGY – 0.2%
athenahealth, Inc.*	900	135,639
Cerner Corp.*	7,040	437,043
Veeva Systems, Inc., Class A*	2,720	205,714

		$778,396
LIFE SCIENCES TOOLS & SERVICES – 1.0%
Agilent Technologies, Inc.	7,490	494,640
Bio-Rad Laboratories, Inc., Class A*	890	272,919
Bruker Corp.	4,900	158,760
Charles River Laboratories
International, Inc.*	2,120	263,516
Illumina, Inc.*	2,840	921,182
IQVIA Holdings, Inc.*	2,480	302,411
Mettler-Toledo International, Inc.*	620	367,356
PerkinElmer, Inc.	4,070	322,263
PRA Health Sciences, Inc.*	100	10,514
Thermo Fisher Scientific, Inc.	7,620	1,787,119
Waters Corp.*	2,210	435,967

		$5,336,647
PHARMACEUTICALS – 4.7%
AbbVie, Inc.	31,878	2,940,108
Allergan PLC	6,685	1,230,642
Bristol-Myers Squibb Co.	30,260	1,777,775
Catalent, Inc.*	700	29,190
Eli Lilly & Co.	17,830	1,761,782
Jazz Pharmaceuticals PLC*	700	121,156
Johnson & Johnson	53,200	7,050,064
Merck & Co., Inc.	52,466	3,455,935
Mylan NV*	8,330	310,792
Nektar Therapeutics*	3,200	168,320
Perrigo Co. PLC	1,440	115,949
Pfizer, Inc.	117,503	4,691,895
Zoetis, Inc.	10,381	897,749

		$24,551,357

TOTAL HEALTH CARE		$72,136,483
INDUSTRIALS – 10.5%
AEROSPACE & DEFENSE – 3.2%
Arconic, Inc.	5,366	116,389
Boeing Co. (The)	11,140	3,969,182
BWX Technologies, Inc.	2,940	193,334
General Dynamics Corp.	5,730	1,144,625
HEICO Corp., Class A	1,952	126,392

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Hexcel Corp.	3,600	$248,436
Honeywell International, Inc.	15,770	2,517,681
Huntington Ingalls Industries, Inc.	1,345	313,452
L3 Technologies, Inc.	2,010	431,024
Lockheed Martin Corp.	5,050	1,646,805
Northrop Grumman Corp.	3,770	1,132,847
Raytheon Co.	6,320	1,251,550
Rockwell Collins, Inc.	2,800	389,172
Spirit AeroSystems Holdings, Inc., Class A	1,940	180,905
Textron, Inc.	3,270	223,243
TransDigm Group, Inc.	1,090	409,339
United Technologies Corp.	15,800	2,144,692

		$16,439,068
AIR FREIGHT & LOGISTICS – 0.6%
C.H. Robinson Worldwide, Inc.	1,184	109,200
Expeditors International of Washington, Inc.	1,680	127,966
FedEx Corp.	5,560	1,367,037
United Parcel Service, Inc., Class B	13,330	1,598,134
XPO Logistics, Inc.*	1,600	159,552

		$3,361,889
AIRLINES – 0.4%
Alaska Air Group, Inc.	1,800	113,094
American Airlines Group, Inc.	6,400	253,056
Copa Holdings SA , Class A	600	58,404
Delta Air Lines, Inc.	12,490	679,706
JetBlue Airways Corp.*	3,400	61,200
Southwest Airlines Co.	12,430	722,929
United Continental Holdings, Inc.*	5,483	440,833

		$2,329,222
BUILDING PRODUCTS – 0.4%
Allegion PLC	2,233	182,079
Fortune Brands Home & Security, Inc.	4,760	276,080
Johnson Controls International PLC	14,831	556,311
Lennox International, Inc.	1,490	323,449
Masco Corp.	9,030	364,180
Owens Corning	2,290	142,484
Smith (A.O.) Corp.	5,000	297,650

		$2,142,233
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Cintas Corp.	2,420	494,842
Copart, Inc.*	3,800	218,082
Republic Services, Inc.	6,340	459,523
Stericycle, Inc.*	152	10,619
Waste Management, Inc.	10,640	957,600

		$2,140,666

Description	Number of Shares	Value
CONSTRUCTION & ENGINEERING – 0.1%
Fluor Corp.	1,300	$66,625
Jacobs Engineering Group, Inc.	4,150	280,665
Quanta Services, Inc.*	560	19,079

		$366,369
ELECTRICAL EQUIPMENT – 0.5%
Acuity Brands, Inc.	800	111,224
AMETEK, Inc.	3,160	245,848
Eaton Corp. PLC	7,478	621,945
Emerson Electric Co.	11,440	826,883
Hubbell, Inc.	1,290	158,993
nVent Electric PLC*	3,816	104,558
Rockwell Automation, Inc.	2,320	435,139

		$2,504,590
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%
Fortive Corp.	7,640	627,091
INDUSTRIAL CONGLOMERATES – 1.1%
3M Co.	11,960	2,539,347
Carlisle Cos., Inc.	1,290	158,464
General Electric Co.	169,420	2,309,195
Roper Technologies, Inc.	2,500	754,750

		$5,761,756
MACHINERY – 2.1%
AGCO Corp.	1,060	66,801
Allison Transmission Holdings, Inc.	4,800	225,600
Caterpillar, Inc.	12,400	1,783,120
Colfax Corp.*	2,900	93,670
Crane Co.	1,200	108,684
Cummins, Inc.	3,980	568,384
Deere & Co.	7,090	1,026,561
Donaldson Co., Inc.	4,010	191,277
Dover Corp.	4,160	345,197
Gardner Denver Holdings, Inc.*	700	20,027
Graco, Inc.	6,420	296,219
IDEX Corp.	2,120	325,590
Illinois Tool Works, Inc.	7,000	1,003,310
Ingersoll-Rand PLC	6,350	625,538
ITT, Inc.	2,535	143,658
Lincoln Electric Holdings, Inc.	1,900	178,486
Middleby Corp. (The)*	100	10,248
Nordson Corp.	1,500	201,165
Oshkosh Corp.	1,790	134,698
PACCAR, Inc.	4,690	308,227
Parker-Hannifin Corp.	2,960	500,388
Pentair PLC	3,816	170,384
Snap-on, Inc.	1,280	217,075

July 31, 2018 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Stanley Black & Decker, Inc.	4,120	$615,816
Terex Corp.	2,630	116,036
Timken Co. (The)	600	29,550
Toro Co. (The)	3,780	227,518
Trinity Industries, Inc.	2,400	91,440
Valmont Industries, Inc.	1,060	148,029
WABCO Holdings, Inc.*	2,050	257,644
Wabtec Corp.#	1,720	189,750
Welbilt, Inc.#,*	3,910	89,148
Xylem, Inc.	5,010	383,566

		$10,692,804
PROFESSIONAL SERVICES – 0.3%
Equifax, Inc.	3,360	421,680
IHS Markit Ltd.*	5,087	269,764
ManpowerGroup, Inc.	1,860	173,464
Nielsen Holdings PLC	3,750	88,350
TransUnion	2,400	173,760
Verisk Analytics, Inc.*	2,000	221,240

		$1,348,258
ROAD & RAIL – 1.1%
CSX Corp.	17,400	1,229,832
JB Hunt Transport Services, Inc.	2,280	273,372
Kansas City Southern	2,180	253,469
Knight-Swift Transportation Holdings, Inc.	300	9,765
Landstar System, Inc.	1,590	176,729
Norfolk Southern Corp.	6,160	1,041,040
Old Dominion Freight Line, Inc.	1,400	205,520
Ryder System, Inc.	40	3,132
Union Pacific Corp.	16,170	2,423,721

		$5,616,580
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,200	52,752
Fastenal Co.	3,520	200,394
HD Supply Holdings, Inc.*	1,500	65,970
MSC Industrial Direct Co., Inc., Class A	1,390	117,636
United Rentals, Inc.*	2,020	300,576
Watsco, Inc.#	100	17,251
WW Grainger, Inc.	1,140	395,078

		$1,149,657
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Macquarie Infrastructure Corp.#	2,900	131,689

TOTAL INDUSTRIALS		$54,611,872
INFORMATION TECHNOLOGY – 25.9%
COMMUNICATIONS EQUIPMENT – 1.1%
ARRIS International PLC*	800	20,208

Description	Number of Shares	Value
Cisco Systems, Inc.	98,150	$4,150,763
EchoStar Corp., Class A*	70	3,149
F5 Networks, Inc.*	490	83,976
Harris Corp.	2,859	471,592
Juniper Networks, Inc.	4,290	112,999
Motorola Solutions, Inc.	4,530	549,489
Palo Alto Networks, Inc.*	1,690	335,059

		$5,727,235
COMPUTERS & PERIPHERALS – 4.1%
Apple, Inc.	99,560	18,945,272
Hewlett Packard Enterprise Co.	37,790	583,478
HP, Inc.	37,590	867,577
NCR Corp.*	1,820	50,814
NetApp, Inc.	4,753	368,453
Pure Storage, Inc., Class A*	3,200	69,312
Western Digital Corp.	5,483	384,632

		$21,269,538
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	7,500	701,325
Arrow Electronics, Inc.*	2,940	222,970
CDW Corp.	4,490	377,564
Cognex Corp.	5,000	263,900
Coherent, Inc.*	800	126,448
Corning, Inc.	21,470	712,375
Dolby Laboratories, Inc., Class A	150	9,667
IPG Photonics Corp.*	700	114,828
Keysight Technologies, Inc.*	1,400	81,200
National Instruments Corp.	1,930	84,553
Trimble Navigation Ltd.*	6,680	235,804
Universal Display Corp.#	1,200	115,560
Zebra Technologies Corp., Class A*	600	82,758

		$3,128,952
INTERNET SOFTWARE & SERVICES – 5.0%
2U, Inc.*	900	68,094
Akamai Technologies, Inc.*	3,950	297,277
Alphabet, Inc., Class A*	5,995	7,357,184
Alphabet, Inc., Class C*	6,129	7,460,587
eBay, Inc.*	21,790	728,876
Facebook, Inc., Class A*	47,980	8,280,388
GoDaddy, Inc., Class A*	1,550	114,111
GrubHub, Inc.*	1,500	182,835
IAC/InterActiveCorp*	1,300	191,425
LogMeIn, Inc.	757	61,355
Match Group, Inc.*	1,200	43,344
Nutanix, Inc., Class A*	2,300	112,447
Okta, Inc.*	1,800	89,370

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Twilio, Inc., Class A*	1,600	$92,624
Twitter, Inc.*	14,110	449,686
VeriSign, Inc.*	2,650	384,859
Zillow Group, Inc., Class A*	1,200	67,644
Zillow Group, Inc., Class C*	2,000	111,400

		$26,093,506
IT SERVICES – 4.7%
Accenture PLC,	13,700	2,182,821
Alliance Data Systems Corp.	1,290	290,095
Amdocs Ltd.	2,620	177,060
Automatic Data Processing, Inc.	9,730	1,313,453
Black Knight, Inc.*	2,037	105,211
Booz Allen Hamilton Holding Corp.	800	37,816
Broadridge Financial Solutions, Inc.	3,630	410,117
Cognizant Technology Solutions Corp., Class A	11,910	970,665
DXC Technology Co.	6,676	565,724
EPAM Systems, Inc.*	600	78,126
Euronet Worldwide, Inc.*	600	55,164
Fidelity National Information Services, Inc.	6,443	664,467
First Data Corp., Class A*	8,200	190,732
Fiserv, Inc.*	9,220	695,926
FleetCor Technologies, Inc.*	2,000	434,000
Gartner, Inc.*	1,600	216,688
Global Payments, Inc.	4,400	495,308
International Business Machines Corp.	17,560	2,544,971
Jack Henry & Associates, Inc.	1,900	255,930
Leidos Holdings, Inc.	2,200	150,524
Mastercard, Inc., Class A	19,020	3,765,960
Paychex, Inc.	6,570	453,461
PayPal Holdings, Inc.*	25,065	2,058,839
Sabre Corp.	1,600	39,392
Square, Inc., Class A*	5,400	349,110
Switch, Inc., Class A#	2,200	28,644
Teradata Corp.*	1,070	40,970
Total System Services, Inc.	3,720	340,529
Visa, Inc., Class A	35,820	4,898,027
Western Union Co. (The)	6,540	131,846
WEX, Inc.*	400	75,928
Worldpay, Inc., Class A*	5,100	419,169
Xerox Corp.	4,400	114,268

		$24,550,941
PROFESSIONAL SERVICES – 0.1%
CoStar Group, Inc.*	800	332,680
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.8%
Advanced Micro Devices, Inc.#,*	19,900	364,767

Description	Number of Shares	Value
Analog Devices, Inc.	7,952	$764,505
Applied Materials, Inc.	22,280	1,083,476
Cypress Semiconductor Corp.	12,000	213,720
First Solar, Inc.*	2,200	115,170
Intel Corp.	96,270	4,630,587
KLA-Tencor Corp.	4,150	487,293
Lam Research Corp.	3,680	701,555
Marvell Technology Group Ltd.	12,153	258,980
Maxim Integrated Products, Inc.	3,220	196,871
Microchip Technology, Inc.#	6,139	573,567
Micron Technology, Inc.*	23,900	1,261,681
NVIDIA Corp.	11,980	2,933,423
NXP Semiconductors NV*	6,300	600,642
ON Semiconductor Corp.*	8,220	181,251
Qorvo, Inc.*	2,850	233,016
QUALCOMM, Inc.	28,780	1,844,510
Skyworks Solutions, Inc.	3,900	368,862
Teradyne, Inc.	7,250	313,563
Texas Instruments, Inc.	19,800	2,204,136
Versum Materials, Inc.	2,600	100,230
Xilinx, Inc.	5,500	396,385

		$19,828,190
SOFTWARE – 6.4%
Activision Blizzard, Inc.	16,670	1,223,911
Adobe Systems, Inc.*	10,160	2,485,949
ANSYS, Inc.*	1,380	233,054
Aspen Technology, Inc.*	700	67,053
Atlassian Corp. PLC, Class A*	1,300	94,133
Autodesk, Inc.*	5,330	684,585
CA, Inc.	2,380	105,220
Cadence Design Systems, Inc.*	8,810	388,433
CDK Global, Inc.	4,676	292,016
Citrix Systems, Inc.*	3,590	394,792
Dell Technologies, Inc., Class V*	3,183	294,491
Electronic Arts, Inc.*	6,610	851,038
FireEye, Inc.*	3,600	55,908
Fortinet, Inc.*	1,700	106,947
Guidewire Software, Inc.*	800	68,960
Intuit, Inc.	5,500	1,123,320
Manhattan Associates, Inc.*	600	28,872
Microsoft Corp.	152,949	16,224,830
Nuance Communications, Inc.#,*	2,400	35,448
Oracle Corp.	60,010	2,861,277
Paycom Software, Inc.#,*	700	74,375
Proofpoint, Inc.*	800	91,240
PTC, Inc.*	2,100	193,011

July 31, 2018 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
RealPage, Inc.*	900	$49,590
Red Hat, Inc.*	4,030	569,157
RingCentral, Inc., Class A*	800	59,000
salesforce.com, Inc.*	14,930	2,047,649
ServiceNow, Inc.*	3,900	686,244
Splunk, Inc.*	2,800	269,080
SS&C Technologies Holdings, Inc.	2,200	116,754
Symantec Corp.	12,620	255,176
Synopsys, Inc.*	2,600	232,518
Tableau Software, Inc., Class A*	1,000	103,070
Take-Two Interactive Software, Inc.*	1,800	203,436
Tyler Technologies, Inc.*	100	22,499
Ultimate Software Group, Inc. (The)*	240	66,454
VMware, Inc., Class A#,*	1,510	218,331
Workday, Inc., Class A*	2,350	291,447
Zendesk, Inc.*	1,300	70,811
Zynga, Inc., Class A*	13,000	49,270

		$33,289,349
TELECOMMUNICATIONS – 0.1%
Arista Networks, Inc.*	900	230,157
CommScope Holding Co., Inc.*	3,400	109,174

		$339,331

TOTAL INFORMATION TECHNOLOGY		$134,559,722
MATERIALS – 2.9%
CHEMICALS – 2.0%
Air Products & Chemicals, Inc.	5,100	837,267
Albemarle Corp.#	2,000	188,400
Ashland Global Holdings, Inc.	1,200	98,532
Cabot Corp.	600	39,660
Celanese Corp., Class A	3,500	413,385
CF Industries Holdings, Inc.	6,100	270,962
Chemours Co. (The)	3,300	151,173
DowDuPont, Inc.	45,937	3,159,087
Eastman Chemical Co.	4,000	414,480
Ecolab, Inc.	5,900	830,130
FMC Corp.	3,900	350,532
Huntsman Corp.	5,200	174,356
International Flavors & Fragrances, Inc.	400	53,104
LyondellBasell Industries NV, Class A	7,300	808,767
Mosaic Co. (The)	4,200	126,462
Olin Corp.	900	26,559
Platform Specialty Products Corp.*	2,900	35,844
PPG Industries, Inc.	3,600	398,376
Praxair, Inc.	6,500	1,088,750
RPM International, Inc.	2,700	173,799
Sherwin-Williams Co. (The)	1,800	793,314

Description	Number of Shares	Value
Westlake Chemical Corp.	1,300	$139,386

		$10,572,325
CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,000	99,350
Martin Marietta Materials, Inc.	1,400	279,188
Vulcan Materials Co.	3,300	369,600

		$748,138
CONTAINERS & PACKAGING – 0.3%
Avery Dennison Corp.	900	103,212
Ball Corp.	2,700	105,219
Berry Global Group, Inc.*	200	9,770
International Paper Co.	10,300	553,419
Owens-Illinois, Inc.*	6,100	113,948
Packaging Corp. of America	2,200	248,380
WestRock Co.	5,300	307,294

		$1,441,242
METALS & MINING – 0.5%
Alcoa Corp.*	3,988	172,561
Freeport-McMoRan, Inc.	29,300	483,450
Newmont Mining Corp.	12,300	451,164
Nucor Corp.	8,500	568,905
Reliance Steel & Aluminum Co.	1,800	162,360
Royal Gold, Inc.	1,300	109,993
Southern Copper Corp.	800	39,488
Steel Dynamics, Inc.	6,200	291,958
United States Steel Corp.	4,000	145,720

		$2,425,599
PAPER & FOREST PRODUCTS – 0.0%**
Domtar Corp.	3,100	149,482

TOTAL MATERIALS		$15,336,786
REAL ESTATE – 2.9%
REAL ESTATE INVESTMENT TRUSTS – 2.8%
Alexandria Real Estate Equities, Inc.	2,815	358,744
American Campus Communities, Inc.	4,700	193,875
American Homes 4 Rent, Class A	1,650	36,531
American Tower Corp.	7,760	1,150,342
Apartment Investment & Management Co., Class A	3,970	169,320
AvalonBay Communities, Inc.	1,522	269,166
Boston Properties, Inc.	1,850	232,231
Brandywine Realty Trust	4,680	77,173
Brixmor Property Group, Inc.	4,400	77,836
Camden Property Trust	2,670	247,215
Corporate Office Properties Trust	4,700	139,778
Crown Castle International Corp.	8,140	902,156
CyrusOne, Inc.#	600	37,152

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
DDR Corp.	4,900	$67,130
Digital Realty Trust, Inc.	3,910	474,752
Douglas Emmett, Inc.	4,410	171,284
Duke Realty Corp.	10,010	291,491
EPR Properties	700	46,543
Equinix, Inc.	1,581	694,502
Equity Commonwealth*	4,992	160,942
Equity LifeStyle Properties, Inc.	2,800	254,772
Equity Residential	3,750	245,362
Essex Property Trust, Inc.	1,073	258,003
Extra Space Storage, Inc.	3,100	291,307
Federal Realty Investment Trust	970	121,735
Forest City Realty Trust, Inc., Class A	3,400	84,898
Gaming and Leisure Properties, Inc.	1,404	50,993
GGP, Inc.	3,243	69,141
HCP, Inc.	5,230	135,457
Hospitality Properties Trust	3,600	101,772
Host Hotels & Resorts, Inc.	18,140	379,852
Iron Mountain, Inc.	3,503	122,990
JBG SMITH Properties	836	30,514
Kilroy Realty Corp.	3,325	242,559
Kimco Realty Corp.	8,780	146,538
Lamar Advertising Co., Class A	2,400	176,712
Liberty Property Trust	4,040	173,154
Life Storage, Inc.	1,000	95,960
Macerich Co. (The)	600	35,436
Medical Properties Trust, Inc.	1,000	14,410
Mid-America Apartment Communities, Inc.	3,271	329,651
National Retail Properties, Inc.	2,500	111,525
Outfront Media, Inc.	1,400	29,750
Park Hotels & Resorts, Inc.	1,392	43,542
Prologis, Inc.	10,890	714,602
Public Storage	3,060	666,560
Rayonier, Inc.	5,615	196,581
Realty Income Corp.	6,710	374,217
Regency Centers Corp.	2,035	129,487
Retail Value, Inc.*	490	16,190
SBA Communications Corp.*	2,250	356,062
Senior Housing Properties Trust	5,700	101,688
Simon Property Group, Inc.	5,893	1,038,406
SL Green Realty Corp.	490	50,524
Spirit Realty Capital, Inc.	6,800	56,916
Taubman Centers, Inc.	600	37,230
UDR, Inc.	8,280	318,614
Uniti Group, Inc.*	3,900	68,952
Ventas, Inc.	3,886	219,093
VEREIT, Inc.	13,600	103,768
Vornado Realty Trust	2,473	177,858

Description	Number of Shares	Value
Weingarten Realty Investors	3,560	$107,583
Welltower, Inc.	4,470	279,822
Weyerhaeuser Co.	13,642	466,284

		$14,824,633
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	5,510	274,398
Howard Hughes Corp. (The)*	658	89,192

		$363,590

TOTAL REAL ESTATE		$15,188,223
TELECOMMUNICATION SERVICES – 1.8%
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
AT&T, Inc.	136,302	4,357,575
CenturyLink, Inc.	21,885	410,781
Verizon Communications, Inc.	78,700	4,064,068
Zayo Group Holdings, Inc.*	700	25,963

		$8,858,387
WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Sprint Corp.*	11,050	60,001
T-Mobile US, Inc.*	7,600	456,000

		$516,001

TOTAL TELECOMMUNICATION SERVICES		$9,374,388
UTILITIES – 1.8%
ELECTRIC UTILITIES – 1.0%
American Electric Power Co., Inc.	4,100	291,674
Avangrid, Inc.#	2,900	145,174
Duke Energy Corp.	10,100	824,362
Edison International	5,100	339,813
Entergy Corp.	2,800	227,584
Eversource Energy	4,300	261,096
Exelon Corp.	10,900	463,250
FirstEnergy Corp.	5,300	187,779
Hawaiian Electric Industries, Inc.	2,900	101,993
NextEra Energy, Inc.	4,900	820,946
OGE Energy Corp.	5,900	213,816
Pinnacle West Capital Corp.	2,500	201,075
PPL Corp.	13,800	397,026
Southern Co. (The)	9,600	466,560

		$4,942,148
GAS UTILITIES – 0.0%**
National Fuel Gas Co.	1,200	64,440
UGI Corp.	1,400	74,396

		$138,836
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.	14,700	196,392

July 31, 2018 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
NRG Energy, Inc.	6,400	$202,688
Vistra Energy Corp.*	5,500	124,300

		$523,380
MULTI-UTILITIES – 0.6%
Ameren Corp.	2,300	142,738
CenterPoint Energy, Inc.	10,700	304,736
CMS Energy Corp.	5,200	251,368
Consolidated Edison, Inc.	4,300	339,399
Dominion Energy, Inc.	7,900	566,509
NiSource, Inc.	4,600	120,428
PG&E Corp.	7,400	318,792
Public Service Enterprise Group, Inc.	3,400	175,304
SCANA Corp.	5,600	223,944
Sempra Energy	2,600	300,534
Vectren Corp.	1,100	78,617
WEC Energy Group, Inc.	1,900	126,103
Xcel Energy, Inc.	7,200	337,392

		$3,285,864
WATER UTILITIES – 0.1%
American Water Works Co., Inc.	1,800	158,850
Aqua America, Inc.	3,600	132,984

		$291,834

TOTAL UTILITIES		$9,182,062

TOTAL COMMON STOCKS (COST $241,491,826)		$519,226,294
INVESTMENT COMPANIES – 0.1%
EQUITY FUNDS – 0.1%
iShares Russell 1000 ETF	2,150	336,518
iShares Russell 1000 Growth ETF	1,400	206,514
iShares Russell 1000 Value ETF	1,400	175,448

TOTAL EQUITY FUNDS		$718,480

TOTAL INVESTMENT COMPANIES (COST $700,205)		$718,480
RIGHTS – 0.0%**
Celgene Corp.*,††	89	98
Community Health Systems, Inc.*	3,700	100

TOTAL RIGHTS (COST $142)		$198
WARRANT – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	34,216

TOTAL WARRANT (COST $34,935)		$34,216

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $242,227,108)		$519,979,188

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%
REPURCHASE AGREEMENTS – 1.0%
Bank of Montreal, 1.91%, dated 7/31/18, due 8/01/18, repurchase price $956,215, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 4.50%, maturing 1/31/19 to 7/01/48; total market value of $975,287.	$956,164	$956,164
Daiwa Capital Markets America, 1.94%, dated 7/31/18, due 8/01/18, repurchase price $956,216, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 10/01/18 to 9/09/49; total market value of $975,287.	956,164	956,164
Deutsche Bank Securities, Inc., 1.91%, dated 7/31/18, due 8/01/18, repurchase price $380,409, collateralized by U.S. Treasury Securities, 2.25% to 2.75%, maturing 5/31/23 to 11/15/27; total market value of $387,997.	380,389	380,389
HSBC Securities USA, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $956,215, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 8/15/25 to 2/01/48; total market value of $975,287.	956,164	956,164
Nomura Securities International, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $956,215, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.50%, maturing 8/15/18 to 6/20/68; total market value of $975,287.	956,164	956,164
RBC Dominion Securities, Inc., 1.92%, dated 7/31/18, due 8/01/18, repurchase price $956,215, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 8/15/18 to 9/09/49; total market value of $975,287.	956,164	956,164

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,161,209)		$5,161,209

TOTAL INVESTMENTS – 100.9% (COST $247,388,317)		$525,140,397
COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		(5,161,209)
OTHER ASSETS LESS LIABILITIES – 0.1%		497,023

TOTAL NET ASSETS – 100.0%		$520,476,211

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$519,226,294	$—	$—	$519,226,294
Investment Companies	718,480	—	—	718,480
Rights	100	98	—	198
Warrant	34,216	—	—	34,216
Repurchase Agreements	—	5,161,209	—	5,161,209

Total	$519,979,090	$5,161,307	$—	$525,140,397

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2018, the value of these securities amounted to $98 representing 0.00% of total net assets.

*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington International Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 92.0%
AUSTRALIA – 0.1%
BHP Billiton PLC	17,802	$409,688
AUSTRIA – 0.6%
Erste Group Bank AG*	95,000	4,103,161
BELGIUM – 1.0%
Ageas	1,240	66,507
Anheuser-Busch InBev SA/NV	53,515	5,445,877
bpost SA	12,683	199,938
KBC Group NV	5,299	406,795
Proximus SADP	10,760	263,717

TOTAL BELGIUM		$6,382,834
BERMUDA – 0.4%
Hiscox Ltd.	127,904	2,683,632
BULGARIA – 0.0%**
Petrol AD*	2,384	1,283
CHINA – 6.6%
Alibaba Group Holding Ltd. ADR*	49,121	9,196,925
China Mobile Ltd.	275,000	2,484,189
China Pacific Insurance Group Co. Ltd., Class H	904,400	3,538,720
China Resources Phoenix Healthcare Holdings Co. Ltd.	21,000	19,530
CNOOC Ltd.	1,814,000	3,039,081
Haitian International Holdings Ltd.	594,000	1,396,521
Hollysys Automation Technologies Ltd.	72,687	1,686,338
Huazhu Group Ltd. ADR	47,204	1,888,632
NetEase, Inc. ADR	5,403	1,393,974
New Oriental Education & Technology
Group, Inc. ADR	28,648	2,464,874
Ping An Insurance Group Co. of China Ltd., Class H#	341,500	3,179,120
Shenzhou International Group Holdings Ltd.	180,000	2,210,464
Sinopharm Group Co. Ltd., Class H	251,200	1,063,269
Tencent Holdings Ltd.	205,400	9,348,657

TOTAL CHINA		$42,910,294
DENMARK – 1.4%
Coloplast A/S, Class B#	21,518	2,346,960
DSV A/S	35,677	2,988,959
Novo Nordisk A/S, Class B	79,161	3,938,046

TOTAL DENMARK		$9,273,965

Description	Number of Shares	Value
FINLAND – 0.4%
DNA Oyj	95,691	$1,896,690
Fortum OYJ	23,617	593,328
Kesko OYJ, Class B	3,319	186,389
UPM-Kymmene OYJ	2,088	74,067
Valmet OYJ	7,124	148,002

TOTAL FINLAND		$2,898,476
FRANCE – 10.9%
Amundi SA	1,533	105,630
AXA SA	49,468	1,246,448
BNP Paribas SA	25,364	1,645,351
Bouygues SA	3,724	163,537
Casino Guichard Perrachon SA	9,498	385,638
Cie de Saint-Gobain	98,790	4,392,016
Cie Generale des Etablissements Michelin	32,600	4,186,387
CNP Assurances	11,436	267,054
Credit Agricole SA	27,353	384,312
Dassault Systemes SA	9,747	1,453,316
Edenred	95,478	3,745,159
Elior Group SA	93,130	1,520,544
Engie SA	327,466	5,288,078
Eutelsat Communications SA#	8,130	174,043
ID Logistics Group*	7,864	1,294,619
Ingenico SA	14,347	1,188,341
Legrand SA	11,474	842,163
L’Oreal SA	7,230	1,766,797
LVMH Moet Hennessy Louis Vuitton SA	16,238	5,658,722
Natixis SA	47,273	339,108
Orange SA	68,976	1,175,463
Peugeot SA	152,140	4,369,742
Renault SA	5,414	475,776
Safran SA	32,600	4,042,503
Sanofi	18,765	1,632,478
Sartorius Stedim Biotech	26,475	3,151,133
SCOR SE	49,339	1,919,461
Societe Generale SA	24,023	1,071,372
SPIE SA#	46,043	871,871
Thales SA	30,700	4,030,100
TOTAL SA	114,583	7,473,682

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      15

Wilmington International Fund (continued)

Description	Number of Shares	Value
Veolia Environnement SA	180,800	$4,125,616
Vinci SA	2,443	245,818

TOTAL FRANCE		$70,632,278
GERMANY – 10.8%
Aareal Bank AG	4,886	224,539
adidas AG	18,400	4,068,102
AIXTRON SE#,*	81,934	1,178,858
AURELIUS Equity Opportunities SE & Co. KGaA#	32,701	2,019,552
Bayer AG	13,930	1,550,780
Bayerische Motoren Werke AG	11,698	1,130,962
Continental AG	18,000	4,148,191
Covestro AG	1,959	188,135
Daimler AG	20,915	1,447,607
Deutsche Lufthansa AG	10,353	290,477
Deutsche Telekom AG*	312,166	5,161,667
Evotec AG#,*	51,557	1,070,444
Fielmann AG	24,141	1,694,833
Freenet AG#	4,352	124,721
Fresenius SE & Co. KGaA	29,508	2,274,716
Hannover Rueck SE	530	70,694
HUGO BOSS AG	26,136	2,356,712
Infineon Technologies AG	154,088	4,080,659
Jenoptik AG	61,033	2,455,229
LANXESS AG	31,665	2,601,906
METRO AG#	20,350	251,307
RWE AG	160,100	4,201,691
SAP SE	47,296	5,504,567
Scout24 AG	12,590	655,030
Siemens AG	29,300	4,135,354
Sixt SE	28,478	3,688,318
TAG Immobilien AG	4,745	107,261
Telefonica Deutschland Holding AG	63,375	277,550
TLG Immobilien AG#	2,563	66,997
TUI AG	15,576	333,272
Vonovia SE	84,100	4,070,191
Wirecard AG	21,800	4,078,194
XING SE	8,830	2,875,528
Zalando SE*	26,162	1,500,923

TOTAL GERMANY		$69,884,967
GHANA – 0.0%**
Produce Buying Co. Ltd.*,††	288,000	—
HONG KONG – 4.7%
AIA Group Ltd.	824,200	7,214,681
ASM Pacific Technology Ltd.	82,200	989,168
BOC Hong Kong Holdings Ltd.#	652,000	3,164,458

Description	Number of Shares	Value
CK Hutchison Holdings Ltd.	68,000	$740,159
Hongkong Land Holdings Ltd.	226,100	1,646,476
Jardine Matheson Holdings Ltd.	50,800	3,439,608
Johnson Electric Holdings Ltd.	455,000	1,348,660
Sands China Ltd.	392,400	2,027,434
Sun Hung Kai Properties Ltd.	131,000	2,054,439
Swire Properties Ltd.	936,400	3,687,862
Techtronic Industries Co. Ltd.	789,000	4,400,199

TOTAL HONG KONG		$30,713,144
INDIA – 1.5%
HDFC Bank Ltd. ADR	68,280	7,056,055
Infosys Ltd. ADR#	101,717	2,052,649
Suzlon Energy Ltd. GDR – Reg S*,††	77,213	—
Tata Motors Ltd. ADR*	39,727	723,031

TOTAL INDIA		$9,831,735
INDONESIA – 0.0%**
PP Persero Tbk PT††	19	—
Sugih Energy Tbk PT*,††	1,327,300	—

TOTAL INDONESIA		$—
IRELAND – 2.2%
DCC PLC	21,478	1,987,073
Glanbia PLC	104,239	1,714,784
Kerry Group PLC, Class A	17,474	1,855,602
Kingspan Group PLC	85,685	3,979,046
Ryanair Holdings PLC ADR*	16,606	1,750,272
UDG Healthcare PLC	248,892	2,740,180

TOTAL IRELAND		$14,026,957
ITALY – 2.3%
A2A SpA	84,520	155,044
Assicurazioni Generali SpA	269,357	4,776,493
Atlantia SpA	6,171	182,788
Credito Emiliano SpA	260,780	1,931,006
Enel SpA	170,309	948,775
Eni SpA	62,625	1,205,434
FinecoBank Banca Fineco SpA	216,903	2,543,484
Intesa Sanpaolo SpA	254,888	781,136
Italgas SpA	42,876	246,619
Poste Italiane SpA	52,420	487,685
Salvatore Ferragamo SpA	56,376	1,301,638
Snam SpA	38,759	166,452

TOTAL ITALY		$14,726,554
JAPAN – 17.7%
Aeon Mall Co. Ltd.	49,600	868,929
Ahresty Corp.	70,800	622,016
Ajinomoto Co., Inc.	89,600	1,586,408

July 31, 2018 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
Alpine Electronics, Inc.	35,400	$789,652
Anritsu Corp.	40,300	579,043
AOI TYO Holdings, Inc.	102,700	1,304,304
Ariake Japan Co. Ltd.	4,300	368,984
Asics Corp.	58,100	945,473
Bandai Namco Holdings, Inc.	35,100	1,404,298
Cosmos Pharmaceutical Corp.	5,600	1,234,590
Credit Saison Co. Ltd.	31,500	491,762
Daihatsu Diesel Manufacturing Co. Ltd.#	124,000	822,898
Dai-ichi Life Holdings, Inc.	110,200	2,080,740
Daiki Aluminium Industry Co. Ltd.#	105,300	696,659
Daikin Industries Ltd.	20,000	2,390,599
Daiwa House Industry Co. Ltd.	24,900	907,992
Daiwa Securities Group, Inc.	49,600	289,292
DeNA Co. Ltd.	41,000	773,286
Denka Co. Ltd.	48,700	1,678,393
Denki Kogyo Co. Ltd.	28,500	778,891
Don Quijote Holdings Co. Ltd.	18,000	841,394
Ebara Corp.	62,800	1,905,185
Electric Power Development Co. Ltd.	20,300	551,348
ESPEC Corp.	29,900	625,895
Hino Motors Ltd.	232,900	2,631,358
Hitachi Chemical Co. Ltd.	41,200	815,892
Hitachi Ltd.	213,000	1,489,032
Hitachi Metals Ltd.	58,000	628,563
Honda Motor Co. Ltd.	29,200	891,495
Inpex Corp.	122,300	1,342,717
Isetan Mitsukoshi Holdings Ltd.	139,000	1,679,789
ITOCHU Corp.	83,600	1,484,435
Itochu Techno-Solutions Corp.	44,600	847,207
Jafco Co. Ltd.	9,400	344,134
Japan Securities Finance Co. Ltd.	93,900	524,425
Japan Tobacco, Inc.	59,100	1,681,969
JFE Holdings, Inc.	39,700	806,716
JXTG Holdings, Inc.	159,000	1,165,693
Komatsu Ltd.	18,800	555,505
K’s Holdings Corp.	21,900	246,571
Macromill, Inc.	27,000	635,111
Maeda Corp.	51,000	599,423
Mimasu Semiconductor Industry Co. Ltd.	52,900	893,608
Mirait Holdings Corp.	61,700	949,325
Mitsubishi Corp.	32,600	911,269
Mitsubishi Electric Corp.	67,000	910,311
Mitsubishi Estate Co. Ltd.	13,100	227,319
Mitsubishi Heavy Industries Ltd.	4,800	180,245
Mitsubishi Logistics Corp.	46,200	1,056,932
Mitsubishi UFJ Financial Group, Inc.	453,000	2,780,000
Mitsui Fudosan Co. Ltd.	47,900	1,145,371

Description	Number of Shares	Value
Mizuho Financial Group, Inc.	609,400	$1,059,314
Morita Holdings Corp.	11,800	241,221
NET One Systems Co. Ltd.	68,500	1,495,097
Nintendo Co. Ltd.	7,400	2,502,584
Nippon Electric Glass Co. Ltd.	18,900	610,855
Nippon Sheet Glass Co. Ltd.	133,100	1,393,361
Nippon Telegraph & Telephone Corp.	37,200	1,720,632
Nishimatsu Construction Co. Ltd.	18,300	523,409
Nissin Kogyo Co. Ltd.	258,800	4,435,566
Nitori Holdings Co. Ltd.	5,500	828,887
Nitto Denko Corp.	5,300	384,547
Nomura Holdings, Inc.	70,200	332,847
Noritz Corp.	27,500	463,381
NTT DOCOMO, Inc.	36,600	942,265
ORIX Corp.	51,000	826,072
OSJB Holdings Corp.#	357,900	885,347
Pacific Industrial Co. Ltd.	53,600	878,975
Persol Holdings Co. Ltd.	41,900	913,344
Recruit Holdings Co. Ltd.	55,000	1,507,081
Rengo Co. Ltd.	61,200	559,661
Ryobi Ltd.	41,700	1,393,913
San-A Co. Ltd.	14,400	662,147
Santen Pharmaceutical Co. Ltd.	71,700	1,199,288
Seibu Holdings, Inc.	27,600	465,759
Seikagaku Corp.	36,900	506,789
Seino Holdings Co. Ltd.	93,200	1,627,788
Sekisui Chemical Co. Ltd.	52,700	943,258
Senshu Electric Co. Ltd.	28,200	844,793
Seven & i Holdings Co. Ltd.	20,400	833,134
Shionogi & Co. Ltd.	28,500	1,555,603
Showa Corp.	93,400	1,570,883
Sinko Industries Ltd.	52,100	960,332
SMC Corp.	2,200	745,489
SoftBank Group Corp.	20,700	1,728,910
Sony Corp.	43,600	2,343,363
Sumitomo Electric Industries Ltd.	49,400	759,927
Sumitomo Heavy Industries Ltd.	26,200	912,775
Sumitomo Metal Mining Co. Ltd.	14,800	532,013
Sumitomo Mitsui Financial Group, Inc.	49,800	1,976,450
Sumitomo Warehouse Co Ltd. (The)	76,000	491,295
Suzuki Motor Corp.	10,900	641,115
T&D Holdings, Inc.	99,900	1,492,713
Taiheiyo Cement Corp.	19,200	606,677
Taiyo Nippon Sanso Corp.	55,100	846,370
Takeei Corp.	60,400	565,002
Teikoku Electric Manufacturing Co. Ltd.	93,300	1,206,999
Terumo Corp.	32,300	1,774,438
Tokio Marine Holdings, Inc.	20,100	956,277

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington International Fund (continued)

Description	Number of Shares	Value
Tokyo Ohka Kogyo Co. Ltd.	6,700	$243,149
Tokyu Fudosan Holdings Corp.	136,300	926,491
Toray Industries, Inc.	125,200	970,277
Toyobo Co. Ltd.	43,500	736,330
Toyota Motor Corp.	23,300	1,531,535
Tsurumi Manufacturing Co. Ltd.	25,700	496,795
Ube Industries Ltd.	25,000	672,947
United Arrows Ltd.	15,300	595,282
West Japan Railway Co.	15,200	1,062,631
Xebio Holdings Co. Ltd.	31,400	468,083
Yahoo Japan Corp.#	457,300	1,739,843
Yamato Kogyo Co. Ltd.	18,700	583,180

TOTAL JAPAN		$114,636,935
JERSEY – 0.0%**
Centamin PLC	31,170	48,594
LUXEMBOURG – 0.4%
ArcelorMittal	18,310	586,836
RTL Group SA	367	27,358
Samsonite International SA#,*	454,786	1,721,693

TOTAL LUXEMBOURG		$2,335,887
MALAYSIA – 0.0%**
RHB Bank Bhd*,††	18,000	—
NETHERLANDS – 4.4%
ABN AMRO Group NV	12,972	359,011
Aegon NV	69,906	460,821
Akzo Nobel NV	45,500	4,202,403
ASML Holding NV	32,210	6,898,332
ASR Nederland NV	7,807	349,256
BE Semiconductor Industries NV	16,140	348,939
IMCD NV	47,885	3,478,998
ING Groep NV	25,707	392,975
Koninklijke Ahold Delhaize NV	163,100	4,147,724
NN Group NV	19,793	874,394
PostNL NV#	59,630	235,385
Randstad NV	1,250	79,110
Royal Dutch Shell PLC, Class A	84,616	2,898,315
Royal Dutch Shell PLC, Class B	62,272	2,181,203
Wessanen#	130,000	1,935,768

TOTAL NETHERLANDS		$28,842,634
NORWAY – 1.3%
DNB ASA	6,161	124,062
Equinor ASA	22,440	595,383
Golden Ocean Group Ltd.#	15,110	139,616
Marine Harvest ASA	18,842	412,003
Salmar ASA	2,591	132,202

Description	Number of Shares	Value
Sbanken ASA	247,479	$2,397,359
Storebrand ASA	11,670	99,404
Telenor ASA	26,203	512,583
TGS Nopec Geophysical Co. ASA	46,560	1,775,163
Tomra Systems ASA	98,156	2,027,050

TOTAL NORWAY		$8,214,825
PHILIPPINES – 0.2%
Ayala Land, Inc.	1,694,300	1,304,814
RUSSIA – 0.1%
Evraz PLC	47,300	345,064
Polymetal International PLC	9,978	87,027

TOTAL RUSSIA		$432,091
SINGAPORE – 0.7%
Jardine Cycle & Carriage Ltd.	53,000	1,312,169
Oversea-Chinese Banking Corp. Ltd.	350,500	2,985,971

TOTAL SINGAPORE		$4,298,140
SOUTH AFRICA – 0.0%**
African Phoenix Investments Ltd.*	36,266	1,650
Investec PLC	15,199	110,024

TOTAL SOUTH AFRICA		$111,674
SOUTH KOREA – 2.5%
Mando Corp.	49,622	1,860,227
NAVER Corp.	1,341	860,377
Samsung Electronics Co. Ltd.	218,550	9,072,068
Samsung Fire & Marine Insurance Co. Ltd.	8,479	2,070,635
SK Materials Co. Ltd.	12,648	2,053,732

TOTAL SOUTH KOREA		$15,917,039
SPAIN – 2.6%
Abertis Infraestructuras SA††	10,449	224,267
Amadeus IT Group SA	36,694	3,130,203
Banco Bilbao Vizcaya Argentaria SA	113,543	831,773
Banco Santander SA#	277,332	1,558,077
Bankinter SA	220,480	2,126,573
CaixaBank SA	36,402	167,480
Enagas SA	3,024	84,540
Iberdrola SA*	134,199	1,043,384
Industria de Diseno Textil SA	54,584	1,788,744
Mapfre SA	51,242	160,815
Mediaset Espana Comunicacion SA	25,270	198,804
Repsol SA#	262,239	5,201,481
Telefonica SA	49,619	445,850

TOTAL SPAIN		$16,961,991
SWEDEN – 2.9%
Assa Abloy AB, Class B	120,380	2,376,360

July 31, 2018 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
Atlas Copco AB, Class A	50,666	$1,450,893
Avanza Bank Holding AB#	46,957	2,162,707
Epiroc AB, Class A*	50,666	606,636
Hemfosa Fastigheter AB	8,597	118,070
Hexagon AB, Class B	43,741	2,665,988
Hexpol AB	54,884	590,366
Munters Group AB#	132,491	600,224
Nordea Bank AB	74,657	793,444
Peab AB	18,579	149,726
Sandvik AB	12,640	231,131
Skandinaviska Enskilda Banken AB, Class A	52,461	560,813
Sweco AB, Class B	86,943	2,337,885
Swedbank AB, Class A	25,944	613,506
Tele2 AB, Class B	203,486	2,730,446
Trelleborg AB, Class B	48,845	1,017,077

TOTAL SWEDEN		$19,005,272
SWITZERLAND – 3.3%
Aryzta AG#,*	54,941	775,235
Chocoladefabriken Lindt & Spruengli AG	143	985,855
Cie Financiere Richemont SA	29,645	2,596,276
Clariant AG*	29,899	714,924
Comet Holding AG#,*	12,140	1,199,901
GAM Holding AG*	4,880	49,340
Huber + Suhner AG	38,417	2,325,012
Julius Baer Group Ltd.*	13,449	737,808
Nestle SA	11,322	922,668
Novartis AG	38,673	3,245,506
Oriflame Holding AG	1,289	42,872
Partners Group Holding AG	2,970	2,253,834
Roche Holding AG	4,506	1,106,883
STMicroelectronics NV	4,817	104,028
Straumann Holding AG	2,483	1,928,115
Swiss Re AG	8,019	735,209
UBS Group AG*	26,780	440,168
Zurich Insurance Group AG	3,347	1,026,359

TOTAL SWITZERLAND		$21,189,993
TAIWAN – 2.8%
Far EasTone Telecommunications Co. Ltd.	203,000	481,797
Hon Hai Precision Industry Co. Ltd.*	881,000	2,416,566
Largan Precision Co. Ltd.	13,000	2,189,016
Merida Industry Co. Ltd.	355,000	1,711,976
Taiwan Semiconductor Manufacturing Co.
Ltd.	1,386,000	11,082,058

TOTAL TAIWAN		$17,881,413
THAILAND – 0.5%
Kasikornbank PCL	465,700	3,040,431

Description	Number of Shares	Value
UNITED KINGDOM – 9.4%
Anglo American PLC#	24,470	$553,896
Ashtead Group PLC	7,450	228,709
AstraZeneca PLC	4,602	354,243
Aviva PLC	79,653	522,021
Barratt Developments PLC	52,407	367,052
Berkeley Group Holdings PLC	4,797	234,795
BP PLC	355,057	2,668,396
British American Tobacco PLC	96,407	5,299,687
BT Group PLC	278,615	852,303
Capital & Counties Properties PLC	322,944	1,166,687
Centrica PLC	330,520	645,815
Compass Group PLC	87,336	1,878,529
Crest Nicholson Holdings PLC	13,012	64,891
Croda International PLC	55,936	3,773,767
Dignity PLC	82,881	1,099,107
Direct Line Insurance Group PLC	71,708	323,534
easyJet PLC	9,970	211,726
Fiat Chrysler Automobiles NV*	10,680	182,106
Galliford Try PLC	13,759	168,036
GlaxoSmithKline PLC	55,890	1,160,843
HSBC Holdings PLC	610,800	5,845,408
Hunting PLC*	225,133	2,306,733
Imperial Brands PLC	22,790	872,800
J Sainsbury PLC	29,540	126,675
Kier Group PLC#	4,130	52,369
Legal & General Group PLC	162,423	558,948
Lloyds Banking Group PLC	1,765,579	1,447,199
Micro Focus International PLC	2,160	35,245
National Grid PLC	4,702	50,231
NEX Group PLC	118,930	1,575,741
Persimmon PLC	17,251	561,079
Prudential PLC	158,264	3,733,987
Reckitt Benckiser Group PLC	39,492	3,520,718
Rio Tinto Ltd.	48,363	2,922,913
Rio Tinto PLC	28,936	1,588,604
Royal Mail PLC	32,842	202,061
Saga PLC	43,070	70,232
Serco Group PLC*	988,572	1,312,219
SSE PLC	41,867	686,047
SSP Group PLC	135,497	1,212,467
St James’s Place PLC	238,346	3,771,171
Taylor Wimpey PLC	104,958	240,863
Tullow Oil PLC*	555,727	1,652,031
Unilever NV#	45,063	2,599,715
Vodafone Group PLC	389,036	950,395

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      19

Wilmington International Fund (continued)

Description	Number of Shares	Value
Weir Group PLC (The)	63,057	$1,615,853

TOTAL UNITED KINGDOM		$61,267,847
UNITED STATES – 0.3%
Carnival PLC	3,540	205,487
Cognizant Technology Solutions Corp., Class A	22,873	1,864,150

TOTAL UNITED STATES		$2,069,637

TOTAL COMMON STOCKS (COST $523,379,470)		$596,038,185
INVESTMENT COMPANIES – 3.5%
iShares MSCI Australia ETF#	333,700	7,648,404
iShares S&P/TSX 60 Index ETF#	810,000	15,336,357

TOTAL INVESTMENT COMPANIES (COST $23,184,505)		$22,984,761
PREFERRED STOCK – 0.0%**
GERMANY – 0.0%**
Volkswagen AG	332	59,150

TOTAL PREFERRED STOCK (COST $66,640)		$59,150
MONEY MARKET FUND – 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	14,976,968	14,976,968

TOTAL MONEY MARKET FUND (COST $14,976,968)		$14,976,968
RIGHTS – 0.0%**
ITALY – 0.0%**
Intesa Sanpaolo*,††	254,888	—
TUNISIA – 0.0%**
Societe D’Articles Hygieniques SA*,††	2,800	—

TOTAL RIGHTS (COST $0)		$—
WARRANTS – 1.0%
CHINA – 0.6%
China International Travel Service Corp. Ltd., Class A*	118,233	1,218,970
Hangzhou Hikvision Digital Co. Ltd., Class A*	407,981	2,066,587
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A*	333,331	719,324

TOTAL CHINA		$4,004,881
SWITZERLAND – 0.4%
Midea Group Co. Ltd.*	310,149	2,162,576

TOTAL WARRANTS (COST $6,751,966)		$6,167,457

TOTAL INVESTMENTS IN SECURITIES – 98.8%ø (COST $568,359,549)		$640,226,521

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.8%
REPURCHASE AGREEMENTS – 4.8%
Daiwa Capital Markets America, 1.94%, dated 7/31/18, due 8/01/18, repurchase price $5,850,017, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 10/01/18 to 9/09/49; total market value of $5,966,696.	$5,849,702	$5,849,702
Deutsche Bank Securities, Inc., 1.91%, dated 7/31/18, due 8/01/18, repurchase price $1,537,991, collateralized by U.S. Treasury Securities, 2.25% to 2.75%, maturing 5/31/23 to 11/15/27; total market value of $1,568,668.	1,537,909	1,537,909
Mizuho Securities USA LLC, 1.92%, dated 7/31/18, due 8/01/18, repurchase price $5,850,014, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 8/01/23 to 2/01/48; total market value of $5,966,696.	5,849,702	5,849,702
National Bank Financial, 2.01%, dated 7/31/18, due 8/01/18, repurchase price $5,850,029, collateralized by U.S.Treasury Securities, 0.00% to 6.25%, maturing 9/06/18 to 9/09/49; total market value of $5,966,693.	5,849,702	5,849,702
Nomura Securities International, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $5,850,016, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.50%, maturing 8/15/18 to 6/20/68; total market value of $5,966,696.	5,849,702	5,849,702
RBC Dominion Securities, Inc., 1.92%, dated 7/31/18, due 8/01/18, repurchase price $5,850,014, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 8/15/18 to 9/09/49; total market value of $5,966,696.	5,849,702	5,849,702

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $30,786,419)		$30,786,419

TOTAL INVESTMENTS – 103.6% (COST $599,145,968)		$671,012,940
COLLATERAL FOR SECURITIES ON LOAN – (4.8%)		(30,786,419)
OTHER ASSETS LESS LIABILITIES – 1.2%		7,654,812

TOTAL NET ASSETS – 100.0%		$647,881,333

July 31, 2018 (unaudited)

20     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$—	$409,688	$—	$409,688
Austria	—	4,103,161	—	4,103,161
Belgium	—	6,382,834	—	6,382,834
Bermuda	—	2,683,632	—	2,683,632
Bulgaria	—	1,283	—	1,283
China	16,630,743	26,279,551	—	42,910,294
Denmark	—	9,273,965	—	9,273,965
Finland	—	2,898,476	—	2,898,476
France	—	70,632,278	—	70,632,278
Germany	—	69,884,967	—	69,884,967
Ghana	—	—	—	—
Hong Kong	—	30,713,144	—	30,713,144
India	9,831,735	—	—	9,831,735
Indonesia	—	—	—	—
Ireland	1,750,272	12,276,685	—	14,026,957
Italy	—	14,726,554	—	14,726,554
Japan	847,207	113,789,728	—	114,636,935
Jersey	—	48,594	—	48,594
Luxembourg	—	2,335,887	—	2,335,887
Malaysia	—	—	—	—
Netherlands	—	28,842,634	—	28,842,634
Norway	—	8,214,825	—	8,214,825
Philippines	—	1,304,814	—	1,304,814
Russia	—	432,091	—	432,091
Singapore	—	4,298,140	—	4,298,140
South Africa	—	111,674	—	111,674
South Korea	—	15,917,039	—	15,917,039
Spain	—	16,961,991	—	16,961,991
Sweden	606,636	18,398,636	—	19,005,272
Switzerland	—	21,189,993	—	21,189,993
Taiwan	—	17,881,413	—	17,881,413
Thailand	—	3,040,431	—	3,040,431
United Kingdom	—	61,267,847	—	61,267,847
United States	1,864,150	205,487	—	2,069,637
Investment Companies	22,984,761	—	—	22,984,761
Preferred Stock
Germany	—	59,150	—	59,150
Money Market Fund	14,976,968	—	—	14,976,968
Rights
Italy	—	—	—	—
Tunisia	—	—	—	—

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      21

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total
Warrants
China	$—	$4,004,881	$—	$4,004,881
Switzerland	—	2,162,576	—	2,162,576
Repurchase Agreements	—	30,786,419	—	30,786,419

Total Investments in Securities	$69,492,472	$601,520,468	$—	$671,012,940

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$3	$—	$3
Financial Futures Contracts	284,038	—	—	284,038

Total Assets - Other Financial Instruments	$284,038	$3	$—	$284,041

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(34)	$—	$(34)

Total Liabilities - Other Financial Instruments	$—	$(34)	$—	$(34)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2018, the value of these securities amounted to $224,267 representing 0.03% of total net assets.

ø

On July 31, 2018, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $564,566,592 representing 87.14% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

PCL - Public Company Limited

PLC - Public Limited Company

Reg S - Regulation S

Currency Code	Currency
EUR	Euro
GBP	British Pound Sterling

At July 31, 2018, the Wilmington International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
8/1/2018	Bank of New York	9,337 GBP	$12,220	$12,254	$—	$(34)
8/3/2018	Bank of New York	15,323 EUR	17,920	17,917	3	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$3	$(34)

July 31, 2018 (unaudited)

22     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)

At July 31, 2018, the Wilmington International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
MSCI India NTR Index	September 2018	128	$8,776,960	$8,492,922	$8,776,960	$284,038	$—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$284,038	$—

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 91.9%
AEROSPACE & DEFENSE – 1.2%
BAE Systems PLC	6,668	$57,080
Huntington Ingalls Industries, Inc.	145	33,792
L3 Technologies, Inc.	1,042	223,446
Lockheed Martin Corp.	811	264,467
Moog, Inc., Class A	3,311	248,358
Northrop Grumman Corp.	905	271,943
Safran SA	3,375	418,511
United Technologies Corp.	2,460	333,920

TOTAL AEROSPACE & DEFENSE		$1,851,517
AIR FREIGHT & LOGISTICS – 0.7%
CTT-Correios de Portugal SA	12,647	44,422
Deutsche Post AG	6,020	212,659
Expeditors International of Washington, Inc.	5,205	396,465
PostNL NV	29,631	116,966
Royal Mail PLC	4,520	27,809
United Parcel Service, Inc., Class B	2,148	257,524

TOTAL AIR FREIGHT & LOGISTICS		$1,055,845
AIRLINES – 0.5%
Air France-KLM*	13,133	119,857
Hawaiian Holdings, Inc.	6,103	244,730
Japan Airlines Co. Ltd.	5,377	198,489
JetBlue Airways Corp.*	7,805	140,490
SAS AB*	26,607	52,185
Southwest Airlines Co.	548	31,872

TOTAL AIRLINES		$787,623
AUTO COMPONENTS – 1.0%
Aisan Industry Co. Ltd.	3,835	34,987
Autoliv, Inc.	211	21,619
Bridgestone Corp.	4,496	177,351
Cie Generale des Etablissements Michelin	456	58,558
Exedy Corp.	3,185	102,478
Keihin Corp.	5,035	103,955
NGK Spark Plug Co. Ltd.	3,597	103,870
Nissin Kogyo Co. Ltd.	4,372	74,932
NOK Corp.	6,465	129,967
Sumitomo Electric Industries Ltd.	12,057	185,475
Sumitomo Riko Co. Ltd.	5,650	63,159
Tokai Rika Co. Ltd.	12,617	262,045
Toyoda Gosei Co. Ltd.	4,345	110,253

Description	Number of Shares	Value
Toyota Industries Corp.	2,214	$125,319
Veoneer, Inc.*	211	11,035

TOTAL AUTO COMPONENTS		$1,565,003
AUTOMOBILES – 0.8%
Dongfeng Motor Group Co. Ltd., Class H	127,560	128,251
Ferrari NV	1,100	145,995
Honda Motor Co. Ltd.	8,925	272,486
Isuzu Motors Ltd.	11,846	160,309
Kia Motors Corp.	4,231	119,952
Nissan Motor Co. Ltd.	16,003	151,374
Renault SA	553	48,597
Suzuki Motor Corp.	3,922	230,684

TOTAL AUTOMOBILES		$1,257,648
BEVERAGES – 1.2%
Anheuser-Busch InBev SA/NV	1,903	193,656
Asahi Group Holdings Ltd.	4,511	219,256
Coca-Cola Co. (The)	7,693	358,725
Coca-Cola European Partners	900	37,155
Diageo PLC	11,516	422,491
Heineken Holding NV	433	41,870
Heineken NV	2,768	279,683
PepsiCo, Inc.	3,109	357,535

TOTAL BEVERAGES		$1,910,371
BIOTECHNOLOGY – 0.1%
Exact Sciences Corp.*	2,457	143,612
BUILDING PRODUCTS – 0.9%
Assa Abloy AB, Class B	10,427	205,834
Cie de Saint-Gobain	4,518	200,862
Lennox International, Inc.	4,581	994,443
Noritz Corp.	3,303	55,656

TOTAL BUILDING PRODUCTS		$1,456,795
CAPITAL MARKETS – 1.8%
Banca Generali SpA	5,957	160,350
CI Financial Corp.	1,229	21,475
FactSet Research Systems, Inc.	2,643	532,194
GAM Holding AG*	8,026	81,147
Ichiyoshi Securities Co. Ltd.	4,330	42,524
IG Group Holdings PLC	17,472	210,909
IGM Financial, Inc.	632	18,972
Intercontinental Exchange Group, Inc.	5,869	433,778
Julius Baer Group Ltd.*	1,823	100,009

July 31, 2018 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Moody’s Corp.	1,350	$231,012
Raymond James Financial, Inc.	2,182	199,849
TD Ameritrade Holding Corp.	7,457	426,168
UBS Group AG*	16,233	266,813
Uranium Participation Corp.*	9,066	30,804

TOTAL CAPITAL MARKETS		$2,756,004
CHEMICALS – 1.9%
ADEKA Corp.	8,171	138,301
BASF SE	1,112	106,594
China BlueChemical Ltd., Class H	179,730	66,771
Daicel Corp.	19,163	211,128
DowDuPont, Inc.	2,901	199,502
Eastman Chemical Co.	1,669	172,942
Formosa Chemicals & Fibre Corp.	19,000	74,958
Formosa Plastics Corp.	22,000	81,013
Fujimi, Inc.	3,062	76,427
Johnson Matthey PLC	796	39,217
JSR Corp.	17,026	327,373
LyondellBasell Industries NV, Class A	2,001	221,691
Nan Ya Plastics Corp.	28,000	77,803
Nutrien Ltd.	3,228	174,990
Praxair, Inc.	1,719	287,932
Sanyo Chemical Industries Ltd.	1,745	80,822
Sherwin-Williams Co. (The)	1,228	541,216

TOTAL CHEMICALS		$2,878,680
COMMERCIAL BANKS – 2.3%
Bank of Ireland Group PLC	11,380	97,667
Bank OZK	7,145	292,230
First Citizens BancShares, Inc., Class A	545	221,717
First Republic Bank	5,051	499,342
Huntington Bancshares, Inc.	41,224	636,499
KeyCorp	20,967	437,581
People’s United Financial, Inc.	4,583	83,548
PNC Financial Services Group, Inc. (The)	3,937	570,196
Resona Holdings, Inc.	29,100	165,513
San-In Godo Bank Ltd. (The)	8,425	79,161
SunTrust Banks, Inc.	2,718	195,886
Tochigi Bank Ltd. (The)	9,300	34,338
Toronto-Dominion Bank (The)	2,190	129,917
Unicaja Banco SA	44,122	74,473

TOTAL COMMERCIAL BANKS		$3,518,068
COMMERCIAL SERVICES & SUPPLIES – 2.9%
ADT, Inc.	27,638	249,018
Aeon Delight Co. Ltd.	2,012	73,642
Babcock International Group PLC	1,628	15,260

Description	Number of Shares	Value
Cintas Corp.	8,979	$1,836,026
Clean Harbors, Inc.*	9,703	552,392
ISS A/S	796	29,733
Prosegur Cia de Seguridad SA	22,210	147,748
Republic Services, Inc.	4,522	327,755
Securitas AB, Class B	1,616	29,075
Serco Group PLC*	29,150	38,693
Toppan Forms Co. Ltd.	6,215	63,283
UniFirst Corp.	2,112	395,261
Waste Connections, Inc.	8,485	658,521

TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,416,407
COMMUNICATIONS EQUIPMENT – 1.4%
Cisco Systems, Inc.	8,211	347,243
Motorola Solutions, Inc.	10,784	1,308,099
Nokia OYJ	47,379	257,156
Telefonaktiebolaget LM Ericsson, Class B	20,729	162,728

TOTAL COMMUNICATIONS EQUIPMENT		$2,075,226
COMPUTERS & PERIPHERALS – 0.6%
Acer, Inc.*	113,840	93,298
Asustek Computer, Inc.	4,000	34,482
Canon, Inc.	3,655	118,584
Catcher Technology Co. Ltd. GDR	3,564	219,156
Compal Electronics, Inc. GDR	34,330	106,533
Melco Holdings, Inc.	715	27,308
Neopost SA	2,953	76,326
NetApp, Inc.	2,662	206,358

TOTAL COMPUTERS & PERIPHERALS		$882,045
CONSTRUCTION & ENGINEERING – 1.4%
China Machinery Engineering Corp., Class H	98,250	52,638
Chiyoda Corp.	6,570	52,601
Hazama Ando Corp.	15,583	123,789
JGC Corp.	11,511	223,363
Kinden Corp.	5,802	93,273
Kumagai Gumi Co. Ltd.	4,201	147,129
Raubex Group Ltd.	22,011	33,097
Skanska AB, Class B	1,370	25,770
Taisei Corp.	2,328	129,470
Toshiba Plant Systems & Services Corp.	4,857	107,513
Toyo Engineering Corp.*	4,769	30,857
Vinci SA	11,656	1,172,842

TOTAL CONSTRUCTION & ENGINEERING		$2,192,342
CONSTRUCTION MATERIALS – 0.3%
Imerys SA	246	19,080
LafargeHolcim Ltd.*	3,143	160,275
Vicat SA	1,041	67,342

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      25

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Vulcan Materials Co.	1,731	$193,872

TOTAL CONSTRUCTION MATERIALS		$440,569
CONSUMER FINANCE – 0.7%
American Express Co.	5,029	500,486
Credit Acceptance Corp.*	1,603	614,911

TOTAL CONSUMER FINANCE		$1,115,397
CONTAINERS & PACKAGING – 1.9%
AMVIG Holdings Ltd.	56,000	13,774
Ball Corp.	31,943	1,244,819
International Paper Co.	8,145	437,631
Nampak Ltd.*	69,904	80,389
Packaging Corp. of America	7,484	844,944
Silgan Holdings, Inc.	9,429	259,392

TOTAL CONTAINERS & PACKAGING		$2,880,949
DISTRIBUTORS – 0.2%
Canon Marketing Japan, Inc.	2,300	48,260
Genuine Parts Co.	1,866	181,580

TOTAL DISTRIBUTORS		$229,840
DIVERSIFIED CONSUMER SERVICES – 0.3%
Benesse Holdings, Inc.	1,505	54,829
New Oriental Education & Technology
Group, Inc. ADR	2,052	176,554
Service Corp. International	7,186	282,769

TOTAL DIVERSIFIED CONSUMER SERVICES		$514,152
DIVERSIFIED FINANCIAL SERVICES – 5.9%
Ackermans & van Haaren NV	1,152	210,104
AMP Ltd.	10,036	25,381
Australia & New Zealand Banking Group Ltd.	4,099	89,111
Bank Hapoalim BM	4,707	33,289
Bank Leumi Le-Israel BM	6,734	42,204
Bank of America Corp.	14,190	438,187
Bank of Montreal	1,066	84,495
Bank of Nova Scotia (The)	3,829	226,868
Bank of Nova Scotia (The)	1,639	97,129
Bank of the Philippine Islands	25,240	46,662
BDO Unibank, Inc.	26,160	65,113
Berkshire Hathaway, Inc., Class B*	5,669	1,121,725
BNP Paribas SA	6,263	406,278
BOC Hong Kong Holdings Ltd.	11,000	53,388
BPER Banca	17,275	96,171
CaixaBank SA	31,498	144,918
Canadian Imperial Bank of Commerce	772	70,455
Cerved Group SpA	7,081	81,349
Commonwealth Bank of Australia	1,897	105,638
CTBC Financial Holding Co. Ltd.	111,000	75,313
Dah Sing Financial Holdings Ltd.	6,015	38,175

Description	Number of Shares	Value
DBS Group Holdings Ltd.	4,252	$83,659
E.Sun Financial Holding Co. Ltd.	104,829	73,160
G-Resources Group Ltd.*	1,433,400	17,006
Grupo de Inversiones Suramericana SA	4,733	60,487
Hang Seng Bank Ltd.	2,200	59,955
HDFC Bank Ltd. ADR	2,172	224,454
HSBC Holdings PLC	38,065	364,520
Hua Nan Financial Holdings Co. Ltd.	130,950	78,537
ING Groep NV	28,053	428,838
Intesa Sanpaolo SpA	47,907	146,817
JPMorgan Chase & Co.	3,290	378,186
KB Financial Group, Inc. ADR	2,281	110,058
Mega Financial Holding Co. Ltd.	86,000	76,609
Mitsubishi UFJ Financial Group, Inc.	98,724	605,856
Mizrahi Tefahot Bank Ltd.	1,090	21,197
Mizuho Financial Group, Inc.	119,400	207,552
National Australia Bank Ltd.	3,876	81,610
National Bank of Canada	1,030	50,492
Nordea Bank AB	34,396	365,556
Oversea-Chinese Banking Corp. Ltd.	7,920	67,472
Royal Bank of Canada	1,651	128,884
Sberbank of Russia PJSC ADR	4,487	62,953
Shinhan Financial Group Co. Ltd. ADR	2,466	96,716
Shinhan Financial Group Co. Ltd.	2,103	82,037
SinoPac Financial Holdings Co. Ltd.	244,875	92,106
Skandinaviska Enskilda Banken AB, Class A	3,685	39,393
Societe Generale SA	3,778	168,490
Standard Chartered PLC	15,877	143,168
Sumitomo Mitsui Financial Group, Inc.	5,985	237,531
Sumitomo Mitsui Trust Holdings, Inc.	6,911	274,516
Svenska Handelsbanken AB, Class A	3,990	49,287
Swedbank AB, Class A	2,617	61,885
Taishin Financial Holding Co. Ltd.	113,995	55,931
UniCredit SpA	11,365	200,673
United Overseas Bank Ltd.	3,441	68,426
Wells Fargo & Co.	3,507	200,916
Westpac Banking Corp.	4,348	95,188

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,112,074
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
AT&T, Inc.	14,179	453,303
BCE, Inc.	656	27,877
Bezeq The Israeli Telecommunication
Corp. Ltd.	12,250	12,978
BT Group PLC	98,545	301,456
China Telecom Corp. Ltd., Class H	326,060	154,211
China Unicom Hong Kong Ltd.	128,300	158,420
Deutsche Telekom AG*	4,930	81,518

July 31, 2018 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Hellenic Telecommunications
Organization SA	9,206	$119,637
HKT Trust & HKT Ltd.	17,000	22,722
KT Corp. ADR	9,835	134,739
Magyar Telekom Telecommunications PLC
ADR	9,400	70,124
Nippon Telegraph & Telephone Corp.	21,760	1,006,477
Orange SA	4,005	68,252
Proximus SADP	820	20,097
Rostelecom PJSC ADR	1,450	9,921
Singapore Telecommunications Ltd.	19,600	46,256
Spark New Zealand Ltd.	9,614	25,385
Swisscom AG	82	38,499
Telenor ASA	3,369	65,904
Telia Co. AB	9,018	43,378
Telstra Corp. Ltd.	11,968	25,236
TELUS Corp.	866	31,655
Verizon Communications, Inc.	2,655	137,104

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,055,149
ELECTRIC UTILITIES – 2.1%
Avangrid, Inc.	12,771	639,316
China Longyuan Power Group Corp. Ltd.,
Class H	492,000	458,270
CLP Holdings Ltd.	4,500	51,439
Edison International	7,907	526,843
EDP - Energias de Portugal SA	41,482	169,238
Emera, Inc.	433	14,030
Endesa SA	1,393	32,215
Eversource Energy	1,806	109,660
Fortis, Inc.	1,277	41,986
Iberdrola SA	10,972	85,306
Iberdrola SA*	313	2,434
OGE Energy Corp.	6,764	245,127
Pinnacle West Capital Corp.	811	65,229
Power Assets Holdings Ltd.	41,495	293,567
Red Electrica Corp. SA	1,733	36,731
Southern Co. (The)	6,839	332,375
SSE PLC	11,086	181,659

TOTAL ELECTRIC UTILITIES		$3,285,425
ELECTRICAL EQUIPMENT – 1.0%
ABB Ltd.	7,255	166,543
AMETEK, Inc.	7,097	552,147
Eaton Corp. PLC	3,418	284,275
Mitsubishi Electric Corp.	9,100	123,639
Nissin Electric Co. Ltd.	9,650	83,604
Rockwell Automation, Inc.	1,205	226,010
Ushio, Inc.	6,215	80,973

Description	Number of Shares	Value
Zumtobel Group AG*	4,981	$35,768

TOTAL ELECTRICAL EQUIPMENT		$1,552,959
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
Citizen Watch Co. Ltd.	11,730	77,263
Enplas Corp.	3,663	103,422
Hitachi High-Technologies Corp.	4,067	166,097
Hon Hai Precision Industry Co. Ltd.*	23,000	63,089
Hosiden Corp.	3,295	27,666
Ibiden Co. Ltd.	3,790	62,413
Kyocera Corp.	3,741	217,727
Nichicon Corp.	7,055	88,634
Simplo Technology Co. Ltd.	11,580	67,308
TE Connectivity Ltd.	3,155	295,213
Zebra Technologies Corp., Class A*	1,092	150,620

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,319,452
ENERGY EQUIPMENT & SERVICES – 0.1%
Apergy Corp.*	228	9,348
Fugro NV*	4,256	61,234
Saipem SpA*	24,575	128,359

TOTAL ENERGY EQUIPMENT & SERVICES		$198,941
FOOD & STAPLES RETAILING – 0.9%
Alimentation Couche Tard, Inc., Class B	1,066	48,963
Cawachi Ltd.	1,620	31,802
Costco Wholesale Corp.	946	206,900
CVS Health Corp.	532	34,506
George Weston Ltd.	281	23,377
ICA Gruppen AB	574	19,031
J Sainsbury PLC	32,149	137,863
Koninklijke Ahold Delhaize NV	2,811	71,485
Kroger Co. (The)	879	25,491
Loblaw Cos. Ltd.	738	39,020
Matsumotokiyoshi Holdings Co. Ltd.	7,695	333,722
METRO AG	5,927	73,194
Metro, Inc.	972	32,772
SPAR Group Ltd. (The)	1,324	19,281
Walgreens Boots Alliance, Inc.	2,393	161,815
Wesfarmers Ltd.	2,166	79,640

TOTAL FOOD & STAPLES RETAILING		$1,338,862
FOOD PRODUCTS – 1.7%
Archer-Daniels-Midland Co.	9,561	461,414
Bunge Ltd.	284	19,633
Conagra Brands, Inc.	5,712	209,688
Ebro Foods SA	8,730	188,945
Hershey Co. (The)	3,270	321,147

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Hormel Foods Corp.	7,346	$264,236
Ingredion, Inc.	2,549	258,214
JM Smucker Co. (The)	420	46,670
Kellogg Co.	998	70,888
Marine Harvest ASA	1,675	36,626
Nestle SA	5,189	422,869
Tate & Lyle PLC	2,658	21,740
Tiger Brands Ltd.	855	22,663
Viscofan SA	4,364	301,010
Wilmar International Ltd.	9,690	22,317

TOTAL FOOD PRODUCTS		$2,668,060
GAS UTILITIES – 0.6%
Naturgy Energy Group SA	2,026	54,882
Rubis SCA	9,206	542,951
UGI Corp.	6,431	341,743

TOTAL GAS UTILITIES		$939,576
HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%
Abbott Laboratories	4,543	297,748
Baxter International, Inc.	6,142	444,988
Becton Dickinson & Co.	2,060	515,762
DENTSPLY SIRONA, Inc.	1,052	50,612
Hologic, Inc.*	7,969	341,950
Insulet Corp.*	4,147	344,865
Medtronic PLC	4,364	393,764
Smith & Nephew PLC	2,763	47,838
Steris PLC	9,495	1,086,893
Stryker Corp.	2,526	412,369

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,936,789
HEALTH CARE PROVIDERS & SERVICES – 2.4%
AmerisourceBergen Corp.	4,104	335,830
Cardinal Health, Inc.	3,945	197,053
HCA Healthcare, Inc.	7,996	993,343
Laboratory Corp. of America Holdings*	3,420	599,663
McKesson Corp.	728	91,437
Quest Diagnostics, Inc.	2,196	236,553
UnitedHealth Group, Inc.	3,049	772,068
Universal Health Services, Inc., Class B	4,106	501,343

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,727,290
HEALTH CARE TECHNOLOGY – 0.0%**
AGFA-Gevaert NV*	13,978	66,732
HOTELS, RESTAURANTS & LEISURE – 1.8%
Choice Hotels International, Inc.	10,336	802,074
Compass Group PLC	20,207	434,637
Elior Group SA	10,447	170,569
Hilton Worldwide Holdings, Inc.	6,496	510,975
Marriott International, Inc., Class A	530	67,755

Description	Number of Shares	Value
Marriott Vacations Worldwide Corp.	2,061	$245,486
McDonald’s Corp.	2,118	333,670
Royal Caribbean Cruises Ltd.	1,362	153,579
Wyndham Destinations, Inc.	398	18,356
Wyndham Hotels & Resorts, Inc.	398	23,084

TOTAL HOTELS, RESTAURANTS & LEISURE		$2,760,185
HOUSEHOLD DURABLES – 1.3%
Funai Electric Co. Ltd.*	6,830	38,603
Husqvarna AB, Class B	2,670	21,094
Newell Brands, Inc.	18,663	488,784
Nikon Corp.	3,785	63,895
NVR, Inc.*	329	907,852
Pioneer Corp.*	58,470	79,583
Sekisui Chemical Co. Ltd.	7,772	139,108
Token Corp.	1,210	93,294
Toll Brothers, Inc.	5,333	188,042
Whirlpool Corp.	115	15,076

TOTAL HOUSEHOLD DURABLES		$2,035,331
HOUSEHOLD PRODUCTS – 0.6%
Colgate-Palmolive Co.	4,405	295,179
Essity AB, Class B	1,675	41,899
Henkel AG & Co. KGaA	363	38,925
Procter & Gamble Co. (The)	3,768	304,756
Reckitt Benckiser Group PLC	2,589	230,810

TOTAL HOUSEHOLD PRODUCTS		$911,569
INDUSTRIAL CONGLOMERATES – 0.5%
CK Hutchison Holdings Ltd.	5,000	54,423
Far Eastern New Century Corp.	58,000	61,935
Koninklijke Philips NV	5,854	256,987
Siemens AG	2,596	366,395
Smiths Group PLC	1,651	34,891

TOTAL INDUSTRIAL CONGLOMERATES		$774,631
INSURANCE – 8.1%
Admiral Group PLC	1,112	28,906
Aflac, Inc.	6,954	323,639
Ageas	3,017	161,817
AIA Group Ltd.	20,445	178,966
Alleghany Corp.	449	282,542
Allianz SE	773	171,029
Allstate Corp. (The)	1,017	96,737
Arthur J Gallagher & Co.	3,399	242,519
Assicurazioni Generali SpA	19,831	351,662
Baloise Holding AG	223	34,775
Cathay Financial Holding Co. Ltd.	30,000	51,738
Chubb Ltd.	2,694	376,406
Cincinnati Financial Corp.	2,838	214,638

July 31, 2018 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
CNO Financial Group, Inc.	12,712	$258,689
Coface SA*	1,062	9,530
Dai-ichi Life Holdings, Inc.	7,395	139,629
Direct Line Insurance Group	6,406	28,903
Enstar Group Ltd.*	2,115	457,263
Fairfax Financial Holdings Ltd.	2,086	1,178,622
Fidelity National Financial, Inc.	6,719	272,120
Gjensidige Forsikring ASA	1,265	20,305
Great-West Lifeco, Inc.	1,183	29,237
Hannover Rueck SE	269	35,880
Industrial Alliance Insurance & Financial Services, Inc.	563	23,154
Insurance Australia Group Ltd.	8,361	49,982
Intact Financial Corp.	10,140	773,566
Lincoln National Corp.	1,744	118,766
Markel Corp.*	1,355	1,585,350
Marsh & McLennan Cos., Inc.	1,908	159,051
MetLife, Inc.	3,960	181,130
MS&AD Insurance Group Holdings, Inc.	6,444	197,378
Muenchener Rueckversicherungs AG	328	72,683
Power Corp. of Canada	1,441	32,778
Power Financial Corp.	1,112	26,072
Rand Merchant Investment Holdings Ltd.	15,024	45,467
RenaissanceRe Holdings Ltd.	574	75,682
RSA Insurance Group PLC	4,298	36,350
Sampo Oyj, Class A	1,192	60,539
Shin Kong Financial Holding Co. Ltd.	162,320	61,662
Sony Financial Holdings, Inc.	38,536	740,526
Storebrand ASA	4,331	36,891
Sun Life Financial, Inc.	1,404	57,418
Suncorp Group Ltd.	4,075	45,341
Swiss Life Holding AG*	116	41,595
Swiss Re AG	667	61,153
T&D Holdings, Inc.	20,470	305,864
Tokio Marine Holdings, Inc.	10,364	493,077
Tongyang Life Insurance Co. Ltd.	8,214	54,439
Torchmark Corp.	5,198	457,788
Travelers Cos., Inc. (The)	586	76,262
Unum Group	2,683	106,596
White Mountains Insurance Group Ltd.	395	360,647
Willis Towers Watson PLC	3,507	559,086
Zurich Insurance Group AG	1,872	574,050

TOTAL INSURANCE		$12,415,895
INTERNET & CATALOG RETAIL – 0.4%
Amazon.com, Inc.*	155	275,503
Qliro Group AB*	18,138	26,351
TripAdvisor, Inc.*	2,776	160,980

Description	Number of Shares	Value
Wayfair, Inc., Class A*	1,831	$199,249

TOTAL INTERNET & CATALOG RETAIL		$662,083
INTERNET SOFTWARE & SERVICES – 1.5%
Alibaba Group Holding Ltd. ADR*	1,087	203,519
Alphabet, Inc., Class C*	155	188,675
Cimpress NV*	1,509	220,420
DeNA Co. Ltd.	10,392	196,000
GoDaddy, Inc., Class A*	1,411	103,878
Gree, Inc.	14,370	79,650
Mimecast Ltd.*	4,769	171,255
Spotify Technology SA*	2,162	395,278
Tencent Holdings Ltd.	4,553	207,227
Wix.com Ltd.*	1,187	112,765
Yahoo Japan Corp.	69,030	262,631
Yandex NV, Class A*	3,980	143,121

TOTAL INTERNET SOFTWARE & SERVICES		$2,284,419
IT SERVICES – 3.6%
Accenture PLC, Class A	4,172	664,725
Amdocs Ltd.	5,362	362,364
Automatic Data Processing, Inc.	4,113	555,214
Black Knight, Inc.*	9,842	508,339
Capgemini SE	2,460	314,715
CGI Group, Inc., Class A*	750	48,418
DTS Corp.	2,022	76,926
DXC Technology Co.	11,816	1,001,288
Fidelity National Information Services, Inc.	4,489	462,951
FleetCor Technologies, Inc.*	987	214,179
Fujitsu Ltd.	23,785	162,105
Genpact Ltd.	6,686	203,121
International Business Machines Corp.	1,176	170,438
PayPal Holdings, Inc.*	2,484	204,036
Perspecta, Inc.	9,613	208,602
Sopra Steria Group	140	24,763
Visa, Inc., Class A	2,306	315,322

TOTAL IT SERVICES		$5,497,506
LEISURE EQUIPMENT & PRODUCTS – 0.1%
Bandai Namco Holdings, Inc.	3,528	141,150
Sankyo Co. Ltd.	1,650	65,022

TOTAL LEISURE EQUIPMENT & PRODUCTS		$206,172
LIFE SCIENCES TOOLS & SERVICES – 0.0%**
CMIC Holdings Co. Ltd.	1,500	33,591
MACHINERY – 2.7%
Alstom SA	2,329	104,413
Amada Holdings Co. Ltd.	14,085	141,624
Caterpillar, Inc.	1,797	258,409

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Cummins, Inc.	395	$56,410
Deere & Co.	2,546	368,635
Dover Corp.	457	37,922
Hisaka Works Ltd.	2,200	21,461
IDEX Corp.	8,346	1,281,779
Ingersoll-Rand PLC	2,254	222,042
Japan Steel Works Ltd. (The)	1,995	49,186
Middleby Corp. (The)*	2,955	302,828
Mitsubishi Heavy Industries Ltd.	4,432	166,427
PACCAR, Inc.	7,480	491,586
SMC Corp.	305	103,352
Tadano Ltd.	7,450	97,130
Takuma Co. Ltd.	9,620	117,925
Toshiba Machine Co. Ltd.	9,840	48,229
Wabtec Corp.	245	27,028
Xylem, Inc.	2,503	191,630

TOTAL MACHINERY		$4,088,016
MARINE – 0.3%
AP Moeller – Maersk A/S, Class B	86	123,482
D/S Norden A/S*	4,611	85,020
Kuehne + Nagel International AG	1,287	205,405
Pacific Basin Shipping Ltd.*	308,000	80,491

TOTAL MARINE		$494,398
MEDIA – 0.7%
Avex, Inc.	5,165	70,904
CBS Corp., Non-Voting	789	41,557
Fuji Media Holdings, Inc.	4,245	69,849
Gendai Agency, Inc.	1,400	6,710
Lagardere SCA	750	21,885
Metropole Television SA	1,070	23,023
Nippon Television Holdings, Inc.	19,527	314,397
Proto Corp.	1,050	12,918
Publicis Groupe SA	612	39,055
RTL Group SA	258	19,265
SES SA	13,052	260,732
Television Francaise 1	8,666	94,039
TV Asahi Holdings Corp.	1,945	38,947
WPP PLC	2,681	41,936

TOTAL MEDIA		$1,055,217
METALS & MINING – 1.1%
Acacia Mining PLC*	25,475	40,951
Anglo American Platinum Ltd.	2,631	80,929
Anglo American PLC	6,803	153,991
Barrick Gold Corp.	7,831	87,770
Centerra Gold, Inc.*	13,832	62,841

Description	Number of Shares	Value
Chubu Steel Plate Co. Ltd.	2,000	$12,258
Eldorado Gold Corp.*	28,084	30,612
Gold Fields Ltd.	26,050	95,597
Hitachi Metals Ltd.	9,820	106,422
Impala Platinum Holdings Ltd.*	15,595	23,164
Kinross Gold Corp.*	14,737	53,053
Kyoei Steel Ltd.	4,325	84,675
Nakayama Steel Works Ltd.	6,490	38,132
Neturen Co. Ltd.	2,165	20,221
Northern Dynasty Minerals Ltd.*	2,500	1,537
Nucor Corp.	2,292	153,404
Pacific Metals Co. Ltd.*	1,987	57,277
Petra Diamonds Ltd.*	66,741	40,356
Resolute Mining Ltd.	35,849	33,983
Salzgitter AG	1,291	63,847
Tokyo Steel Manufacturing Co. Ltd.	9,760	83,734
Western Areas Ltd.	34,495	83,228
Yamato Kogyo Co. Ltd.	7,975	248,709

TOTAL METALS & MINING		$1,656,691
MULTILINE RETAIL – 0.6%
Canadian Tire Corp. Ltd., Class A	292	39,769
Dollar Tree, Inc.*	3,162	288,627
Harvey Norman Holdings Ltd.	4,461	11,781
Marks & Spencer Group PLC	24,843	100,406
Marui Group Co. Ltd.	24,330	483,416

TOTAL MULTILINE RETAIL		$923,999
MULTI-UTILITIES – 0.9%
Atco Ltd., Class I	527	16,160
Canadian Utilities Ltd., Class A	750	18,709
Centrica PLC	66,032	129,022
CMS Energy Corp.	1,862	90,009
Dominion Energy, Inc.	1,908	136,823
E.ON SE	31,262	352,703
Engie SA	8,152	131,642
Innogy SE*	1,103	47,420
National Grid PLC	32,110	343,028
RWE AG	4,086	107,234

TOTAL MULTI-UTILITIES		$1,372,750
OIL, GAS & CONSUMABLE FUELS – 3.7%
Advantage Oil & Gas Ltd.*	12,700	43,933
ARC Resources Ltd.	4,098	48,671
BP PLC	52,803	396,836
Cameco Corp.	4,537	49,037
Canadian Natural Resources Ltd.	18,108	663,477
Chevron Corp.	2,797	353,177
Enagas SA	1,066	29,802

July 31, 2018 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Eni SpA	15,016	$289,035
EOG Resources, Inc.	3,731	481,075
Gazprom PJSC ADR	32,505	147,573
Imperial Oil Ltd.	5,054	173,084
Inpex Corp.	10,030	110,118
Inter Pipeline Ltd.	4,461	85,047
Japan Petroleum Exploration Co. Ltd.	3,890	92,156
Kinder Morgan, Inc.	10,083	179,276
LUKOIL PJSC ADR	2,125	151,937
Lundin Petroleum AB	5,510	181,674
Painted Pony Energy Ltd.*	15,214	30,876
Pembina Pipeline Corp.	8,035	288,215
Petroleo Brasileiro SA ADR	5,185	60,820
Royal Dutch Shell PLC, Class B	19,699	689,997
Surgutneftegas PJSC ADR	23,295	106,653
TOTAL SA	13,606	887,452
Tourmaline Oil Corp.	2,741	54,152
Trican Well Service Ltd.*	15,400	32,437
YPF SA ADR*	4,165	69,139

TOTAL OIL, GAS & CONSUMABLE FUELS		$5,695,649
PAPER & FOREST PRODUCTS – 0.3%
Domtar Corp.	5,673	273,552
Louisiana-Pacific Corp.	4,780	128,678
Svenska Cellulosa AB, Class B	1,675	17,331

TOTAL PAPER & FOREST PRODUCTS		$419,561
PERSONAL PRODUCTS – 0.4%
Unilever NV ADR	4,902	281,669
Unilever NV	4,617	266,358

TOTAL PERSONAL PRODUCTS		$548,027
PHARMACEUTICALS – 3.8%
Almirall SA	1,472	21,064
AstraZeneca PLC ADR	13,885	543,320
AstraZeneca PLC	8,682	668,304
Bristol-Myers Squibb Co.	4,616	271,190
Eisai Co. Ltd.	3,855	331,886
GlaxoSmithKline PLC	5,715	118,701
Hikma Pharmaceuticals PLC	11,150	239,934
Johnson & Johnson	2,872	380,597
Merck & Co., Inc.	5,032	331,458
Merck KGaA	387	39,782
Novartis AG	9,255	776,696
Ono Pharmaceutical Co. Ltd.	20,640	487,708
Pfizer, Inc.	13,282	530,350
Roche Holding AG	3,285	806,949
Sanofi	1,471	127,971

Description	Number of Shares	Value
Takeda Pharmaceutical Co. Ltd.	4,345	$183,459

TOTAL PHARMACEUTICALS		$5,859,369
PROFESSIONAL SERVICES – 0.6%
Adecco Group AG	2,838	174,472
CoStar Group, Inc.*	695	289,016
Equifax, Inc.	1,255	157,502
Experian PLC	5,888	144,563
Hays PLC	33,020	86,045
RELX NV	2,776	60,374
SThree PLC	4,332	19,134
Wolters Kluwer NV	1,030	62,025

TOTAL PROFESSIONAL SERVICES		$993,131
REAL ESTATE INVESTMENT TRUSTS – 3.3%
American Tower Corp.	10,813	1,602,919
Ascendas Real Estate Investment Trust	13,420	27,158
AvalonBay Communities, Inc.	1,316	232,735
Brixmor Property Group, Inc.	26,667	471,739
CapitaLand Mall Trust	15,240	24,225
Covivio	223	23,226
Dexus	4,333	32,508
Federal Realty Investment Trust	268	33,634
Goodman Group	6,768	48,519
GPT Group (The)	8,081	31,036
Growthpoint Properties Ltd.	11,792	23,414
H&R Real Estate Investment Trust	1,030	15,978
ICADE	258	24,980
Kimco Realty Corp.	4,356	72,702
Klepierre SA	866	32,614
LaSalle Logiport REIT	230	226,799
Mid-America Apartment Communities, Inc.	376	37,893
Mirvac Group	17,847	30,293
Park Hotels & Resorts, Inc.	6,407	200,411
PotlatchDeltic Corp.	3,458	161,662
Public Storage	3,594	782,881
SL Green Realty Corp.	201	20,725
Stockland	9,801	30,285
STORE Capital Corp.	10,727	294,456
UDR, Inc.	1,866	71,804
Unibail-Rodamco-Westfield	891	197,802
Vicinity Centres	14,322	28,374
Welltower, Inc.	3,052	191,055
Weyerhaeuser Co.	4,287	146,530

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,118,357
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%
CapitaLand Ltd.	12,270	29,148

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
City Developments Ltd.	2,910	$21,449
CK Asset Holdings Ltd.	8,500	65,097
Daito Trust Construction Co. Ltd.	290	48,595
Henderson Land Development Co. Ltd.	4,840	27,034
Hongkong Land Holdings Ltd.	4,680	34,080
Hysan Development Co. Ltd.	4,000	21,931
LendLease Group	2,647	39,604
Nexity SA	2,540	156,291
Sun Hung Kai Properties Ltd.	4,000	62,731
Swire Pacific Ltd., Class A	3,000	32,582
Swire Properties Ltd.	7,400	29,144
UOL Group Ltd.	3,863	20,397

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$588,083
ROAD & RAIL – 2.7%
AMERCO	1,986	748,881
Canadian National Railway Co.	18,681	1,667,554
ComfortDelGro Corp. Ltd.	12,660	21,883
CSX Corp.	5,996	423,797
Firstgroup PLC*	31,720	36,655
Genesee & Wyoming, Inc., Class A*	10,622	913,492
Go-Ahead Group PLC (The)	4,023	81,422
Kansas City Southern	1,474	171,382
Localiza Rent a Car SA	17,500	107,799

TOTAL ROAD & RAIL		$4,172,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%
Intel Corp.	8,045	386,965
Marvell Technology Group Ltd.	19,834	422,663
Maxim Integrated Products, Inc.	4,142	253,242
MediaTek, Inc.	4,065	33,807
Microchip Technology, Inc.	537	50,172
Miraial Co. Ltd.	1,500	15,302
QUALCOMM, Inc.	5,867	376,016
Shinko Electric Industries Co. Ltd.	4,720	45,245
Skyworks Solutions, Inc.	2,778	262,743
Taiwan Semiconductor Manufacturing Co. Ltd.	53,000	423,773
Tokyo Seimitsu Co. Ltd.	4,295	145,796
United Microelectronics Corp.	110,000	62,995

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,478,719
SOFTWARE – 1.9%
Alpha Systems, Inc.	500	10,318
Globant SA*	3,100	171,864
Guidewire Software, Inc.*	2,375	204,725
Microsoft Corp.	7,434	788,599
Nexon Co. Ltd.*	17,970	258,924
NHN Entertainment Corp.*	1,140	64,160
Nice Ltd.*	340	37,119

Description	Number of Shares	Value
NSD Co. Ltd.	2,459	$52,882
Open Text Corp.	6,800	252,960
Open Text Corp.	1,030	38,331
salesforce.com, Inc.*	1,385	189,953
SS&C Technologies Holdings, Inc.	11,284	598,842
Workday, Inc., Class A*	1,385	171,768

TOTAL SOFTWARE		$2,840,445
SPECIALTY RETAIL – 2.2%
Camping World Holdings, Inc., Class A	12,593	279,187
CarMax, Inc.*	7,344	548,450
CECONOMY AG	10,166	83,507
Floor & Decor Holdings, Inc., Class A*	3,760	179,540
Halfords Group PLC	16,988	72,799
Home Depot, Inc. (The)	2,870	566,882
Honeys Holdings Co. Ltd.	2,555	24,042
Kingfisher PLC	8,115	31,549
L Brands, Inc.	3,967	125,635
Nishimatsuya Chain Co. Ltd.	10,535	113,790
PAL GROUP Holdings Co. Ltd.	1,640	38,658
Ross Stores, Inc.	3,293	287,907
Shimamura Co. Ltd.	1,593	149,067
TJX Cos., Inc. (The)	6,474	629,661
Tractor Supply Co.	1,524	118,933
Xebio Holdings Co. Ltd.	4,385	65,368

TOTAL SPECIALTY RETAIL		$3,314,975
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.1%
Maxell Holdings Ltd.	5,774	95,255
TEXTILES, APPAREL & LUXURY GOODS – 1.0%
361 Degrees International Ltd.	147,130	42,877
Daphne International Holdings Ltd.*	195,140	8,969
Geox SpA	13,724	36,455
Hanesbrands, Inc.	11,595	258,105
NIKE, Inc., Class B	8,842	680,038
Sanyo Shokai Ltd.	2,670	48,677
Under Armour, Inc., Class A*	9,436	188,437
Under Armour, Inc., Class C*	665	12,462
VF Corp.	2,877	264,885

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,540,905
TOBACCO – 1.0%
Altria Group, Inc.	7,388	433,528
British American Tobacco PLC	8,820	484,853
Imperial Brands PLC	1,698	65,029
Japan Tobacco, Inc.	9,872	280,954
Philip Morris International, Inc.	2,030	175,189
Swedish Match AB	890	48,654

TOTAL TOBACCO		$1,488,207

July 31, 2018 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 0.9%
Brenntag AG	9,274	$556,457
Fastenal Co.	6,036	343,629
ITOCHU Corp.	15,653	277,941
Rexel SA	7,850	122,772
SIG PLC	28,792	45,866

TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,346,665
TRANSPORTATION INFRASTRUCTURE – 0.3%
Hamburger Hafen und Logistik AG	1,683	38,821
Jiangsu Expressway Co. Ltd., Class H	205,000	249,368
Sydney Airport	30,686	161,268

TOTAL TRANSPORTATION INFRASTRUCTURE		$449,457
WATER UTILITIES – 0.2%
Guangdong Investment Ltd.	205,640	354,526
WIRELESS TELECOMMUNICATION SERVICES – 1.0%
China Mobile Ltd.	25,520	230,533
KDDI Corp.	30,619	852,337
Millicom International Cellular SA	4,575	293,074
Orange Belgium SA	2,853	45,766
Rogers Communications, Inc., Class B	1,101	56,131
StarHub Ltd.	5,970	7,553
Vodacom Group Ltd.	2,060	21,948

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,507,342

TOTAL COMMON STOCKS (COST $127,928,525)		$141,113,393
INVESTMENT COMPANIES – 0.1%
EQUITY FUNDS – 0.1%
iShares Core MSCI EAFE ETF	414	26,877

Description	Number of Shares	Value
Nomura TOPIX ETF	8,884	$142,963

TOTAL EQUITY FUNDS		$169,840

TOTAL INVESTMENT COMPANIES (COST $167,166)		$169,840
PREFERRED STOCKS – 0.1%
TELECOMMUNICATION SERVICES – 0.0%**
Telefonica Brasil SA 2.41%	3,700	40,644
UTILITIES – 0.1%
Cia Paranaense de Energia 3.73%	12,600	68,987

TOTAL PREFERRED STOCKS (COST $159,341)		$109,631
RIGHT – 0.0%**
Intesa Sanpaolo*,††	47,907	—

TOTAL RIGHT (COST $0)		$—
MONEY MARKET FUND – 5.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	8,591,977	8,591,977

TOTAL MONEY MARKET FUND (COST $8,591,977)		$8,591,977

TOTAL INVESTMENTS – 97.7%ø (COST $136,847,009)		$149,984,841
OTHER ASSETS LESS LIABILITIES – 2.3%		3,512,664

TOTAL NET ASSETS – 100.0%		$153,497,505

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Global Alpha Equities Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$1,375,926	$475,591	$—	$1,851,517
Air Freight & Logistics	653,989	401,856	—	1,055,845
Airlines	417,092	370,531	—	787,623
Auto Components	32,654	1,532,349	—	1,565,003
Automobiles	—	1,257,648	—	1,257,648
Beverages	716,260	1,194,111	—	1,910,371
Biotechnology	143,612	—	—	143,612
Building Products	994,443	462,352	—	1,456,795
Capital Markets	1,894,252	861,752	—	2,756,004
Chemicals	1,598,273	1,280,407	—	2,878,680
Commercial Banks	3,066,916	451,152	—	3,518,068
Commercial Services & Supplies	4,018,973	397,434	—	4,416,407
Communications Equipment	1,655,342	419,884	—	2,075,226
Computers & Peripherals	532,047	349,998	—	882,045
Construction & Engineering	—	2,192,342	—	2,192,342
Construction Materials	193,872	246,697	—	440,569
Consumer Finance	1,115,397	—	—	1,115,397
Containers & Packaging	2,786,786	94,163	—	2,880,949
Distributors	181,580	48,260	—	229,840
Diversified Consumer Services	459,323	54,829	—	514,152
Diversified Financial Services	3,352,005	5,760,069	—	9,112,074
Diversified Telecommunication Services	854,802	2,200,347	—	3,055,149
Electric Utilities	1,974,566	1,310,859	—	3,285,425
Electrical Equipment	1,062,432	490,527	—	1,552,959
Electronic Equipment, Instruments & Components	445,833	873,619	—	1,319,452
Energy Equipment & Services	9,348	189,593	—	198,941
Food & Staples Retailing	572,844	766,018	—	1,338,862
Food Products	1,651,890	1,016,170	—	2,668,060
Gas Utilities	341,743	597,833	—	939,576
Health Care Equipment & Supplies	3,888,951	47,838	—	3,936,789
Health Care Providers & Services	3,727,290	—	—	3,727,290
Health Care Technology	—	66,732	—	66,732
Hotels, Restaurants & Leisure	2,154,979	605,206	—	2,760,185
Household Durables	1,599,754	435,577	—	2,035,331
Household Products	599,935	311,634	—	911,569
Industrial Conglomerates	—	774,631	—	774,631
Insurance	8,325,758	4,090,137	—	12,415,895
Internet & Catalog Retail	635,732	26,351	—	662,083
Internet Software & Services	1,538,911	745,508	—	2,284,419
IT Services	4,918,997	578,509	—	5,497,506
Leisure Equipment & Products	—	206,172	—	206,172
Life Sciences Tools & Services	—	33,591	—	33,591

July 31, 2018 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Machinery	$3,238,269	$849,747	$—	$4,088,016
Marine	—	494,398	—	494,398
Media	41,557	1,013,660	—	1,055,217
Metals & Mining	389,217	1,267,474	—	1,656,691
Multiline Retail	328,396	595,603	—	923,999
Multi-Utilities	261,701	1,111,049	—	1,372,750
Oil, Gas & Consumable Fuels	2,911,926	2,783,723	—	5,695,649
Paper & Forest Products	402,230	17,331	—	419,561
Personal Products	281,669	266,358	—	548,027
Pharmaceuticals	2,056,915	3,802,454	—	5,859,369
Professional Services	446,518	546,613	—	993,131
Real Estate Investment Trusts	4,534,926	583,431	—	5,118,357
Real Estate Management & Development	—	588,083	—	588,083
Road & Rail	4,032,905	139,960	—	4,172,865
Semiconductors & Semiconductor Equipment	1,751,801	726,918	—	2,478,719
Software	2,417,042	423,403	—	2,840,445
Specialty Retail	2,736,195	578,780	—	3,314,975
Technology Hardware, Storage & Peripherals	—	95,255	—	95,255
Textiles, Apparel & Luxury Goods	1,403,927	136,978	—	1,540,905
Tobacco	608,717	879,490	—	1,488,207
Trading Companies & Distributors	343,629	1,003,036	—	1,346,665
Transportation Infrastructure	—	449,457	—	449,457
Water Utilities	—	354,526	—	354,526
Wireless Telecommunication Services	56,131	1,451,211	—	1,507,342
Investment Companies	26,877	142,963	—	169,840
Preferred Stocks	109,631	—	—	109,631
Right	—	—	—	—
Money Market Fund	8,591,977	—	—	8,591,977

Total Investments in Securities	$96,464,663	$53,520,178	$—	$149,984,841

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$189,166	$—	$189,166
Financial Futures Contracts	355,096	—	—	355,096

Total Assets – Other Financial Instruments	$355,096	$189,166	$—	$544,262

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(431)	$—	$(431)
Financial Futures Contracts	(547,295)	—	—	(547,295)

Total Liabilities – Other Financial Instruments	$(547,295)	$(431)	$—	$(547,726)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.
^	7-Day net yield.
††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2018, the value of these securities amounted to $0 representing 0.00% of total net assets.

ø

On July 31, 2018, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $53,520,178 representing 34.87% of total net assets.

**	Represents less than 0.05%.

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      35

Wilmington Global Alpha Equities Fund (continued)

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Currency Code	Currency
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

At July 31, 2018, the Wilmington Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
8/1/2018	Deutsche Bank AG	175,352 GBP	$230,426	$230,157	$—	$(269)
8/3/2018	Credit Suisse International	15,594 CHF	15,751	15,748	—	(3)
CONTRACTS SOLD
8/1/2018	Bank of New York	1,264 GBP	1,655	1,659	—	(4)
8/1/2018	Bank of New York	1,247 CAD	957	959	—	(2)
8/1/2018	Bank of New York	302 CAD	232	232	—	—
8/1/2018	Bank of New York	92 CAD	71	71	—	—
8/2/2018	BNP Paribas SA	1,202,571 JPY	10,826	10,755	71	—
8/2/2018	Bank of New York	46,944 HKD	5,976	5,981	—	(5)
8/2/2018	Bank of New York	543 CAD	417	418	—	(1)
8/2/2018	Bank of New York	460 EUR	537	537	—	—
8/2/2018	Bank of New York	409 CAD	314	314	—	—
8/2/2018	Bank of New York	91 CAD	70	70	—	—
8/3/2018	BNP Paribas SA	1,283 JPY	12	12	—	—
8/3/2018	Bank of New York	540 GBP	708	709	—	(1)
9/19/2018	Commonwealth Bank of Australia	859,100,000 JPY	7,824,867	7,709,874	114,993	—
9/19/2018	Goldman Sachs Bank USA	3,310,000 CAD	2,546,550	2,546,696	—	(146)
9/19/2018	UBS Securities LLC	1,594,000 EUR	1,886,089	1,871,047	15,042	—
9/19/2018	JP Morgan Chase Bank, N.A.	1,593,000 EUR	1,895,001	1,869,874	25,127	—
9/19/2018	State Street Corp.	1,376,000 GBP	1,843,888	1,809,955	33,933	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$189,166	$(431)

July 31, 2018 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

At July 31, 2018, the Wilmington Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)		Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
E-mini MSCI EAFE Index	September 2018	206	$20,644,290		$20,910,149	$20,644,290	$265,859	$—
E-Mini Russell 2000 Index	September 2018	61	5,100,820		5,112,588	5,100,820	11,768	—
E-Mini S&P 500	September 2018	252	35,495,460		35,060,863	35,495,460	—	(434,597)
Euro STOXX 50 Index	September 2018	19	669,750	EUR	775,822	789,259	—	(13,437)
FTSE 100 Index	September 2018	19	1,463,570	GBP	1,947,542	1,957,883	—	(10,341)
S&P TSX 60 Index	September 2018	24	4,699,680	CAD	3,530,114	3,619,034	—	(88,920)
TOPIX Index	September 2018	38	664,240,000	JPY	6,102,574	6,025,105	77,469	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS							$355,096	$(547,295)

(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Par Value (a)	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 28.7%
ASSET-BACKED SECURITIES – 1.5%
COLLATERALIZED LOAN OBLIGATION – 0.5%
Crown Point CLO Ltd., Series 2018-5A, Class A, (3 Month USD LIBOR + 0.94%), 3.28%, 7/17/28Δ	200,000	$200,000
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 Month USD LIBOR + 0.90%), 3.24%, 10/15/27Δ	300,000	299,960
Figueroa CLO Ltd., Series 2013-2A, Class A1RR, (3 Month USD LIBOR + 0.85%), 2.92%, 6/20/27Δ	100,000	99,879
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 Month USD LIBOR + 0.88%), 3.22%, 4/15/28Δ	260,000	259,427
Venture VII CDO Ltd., Series 2006-7A, Class A1A, (3 Month USD LIBOR + 0.23%), 2.58%, 1/20/22Δ	106,797	106,757
Venture XII CLO Ltd., Series 2012-12A, Class ARR, (3 Month USD LIBOR + 0.80%), 3.12%, 2/28/26Δ	270,000	269,997
WhiteHorse X Ltd., Series 2015-10A, Class A1R, (3 Month USD LIBOR + 0.93%), 3.27%, 4/17/27Δ	300,000	299,339

TOTAL COLLATERALIZED LOAN OBLIGATION		$1,535,359
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, (1 Month USD LIBOR + 0.39%), 2.45%, 3/25/36Δ	300,000	303,497
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, (1 Month USD LIBOR + 0.98%), 3.04%, 5/25/35Δ	545,623	546,389

TOTAL DIVERSIFIED FINANCIAL SERVICES		$849,886
WHOLE LOAN – 0.7%
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, (1 Month USD LIBOR + 0.22%), 2.28%, 8/25/36Δ	1,200,000	1,189,418
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, (1 Month USD LIBOR + 0.95%), 3.01%, 4/25/36Δ	241,321	234,705
Navient Student Loan Trust, Series 2016-7A, Class A, (1 Month USD LIBOR + 1.15%), 3.21%, 3/25/66Δ	239,077	243,331

Description	Par Value (a)		Value
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-WF1, Class M2, (1 Month USD LIBOR + 0.29%), 2.35%, 3/25/36Δ	200,000		$199,707
Saxon Asset Securities Trust, Series 2005-1, Class M2, (1 Month USD LIBOR + 0.72%), 2.78%, 5/25/35Δ	208,458		192,258
VOLT LV LLC, Series 2017-NPL2, Class A1, (Current rate effective through 3/25/20. Thereafter rate will increase to 6.50%), 3.50%, 3/25/47ÿ	56,559		56,455

TOTAL WHOLE LOAN			$2,115,874

TOTAL ASSET-BACKED SECURITIES (COST $4,130,503)			$4,501,119
CERTIFICATE OF DEPOSIT – 0.1%
Barclays Bank PLC, 1.94%, 9/04/18	400,000		399,899

TOTAL CERTIFICATE OF DEPOSIT (COST $400,000)			$399,899
CORPORATE BONDS – 1.2%
ENERGY – 0.2%
Enbridge, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.40%), 2.73%, 1/10/20Δ	100,000		100,066
NextEra Energy Capital Holdings, Inc., Company Guaranteed, (3 Month USD LIBOR + 0.32%), 2.64%, 9/03/19Δ	110,000		110,163
Petrobras Global Finance BV, Company Guaranteed,
6.00%, 1/27/28	291,000		275,795
7.38%, 1/17/27	100,000		104,100

TOTAL ENERGY			$590,124
FINANCIALS – 0.9%
Ally Financial, Inc., Company Guaranteed, 3.50%, 1/27/19#	100,000		100,375
Bank of America Corp., Sr. Unsecured, MTN, (Unidad de Inverso Index + 0.00%), 4.44%, 10/21/25Δ	5,000,000	MXN	343,389
BRFkredit A/S, 111E, Covered Bonds, 2.50%, 10/01/47	51,452	DKK	8,403
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000		249,521
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 0.82%), 2.88%, 10/31/22Δ	100,000		97,610

July 31, 2018 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value (a)		Value
(3 Month USD LIBOR + 1.20%), 3.54%, 9/15/20Δ	600,000		$610,348
ING Bank NV, Covered Bonds, 2.63%, 12/05/22	200,000		194,925
International Lease Finance Corp., Sr. Unsecured,
6.25%, 5/15/19	100,000		102,493
8.25%, 12/15/20	100,000		109,983
Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21	300,000		312,208
Nordea Kredit Realkreditaktieselskab, Covered Bonds, 2.50%, 10/01/47	539	DKK	88
Nykredit Realkredit A/S, 01E, Covered Bonds, 2.50%, 10/01/47	140,538	DKK	22,952
Realkredit Danmark A/S, 23S, Covered Bonds, MTN, 2.50%, 7/01/47	93,826	DKK	15,327
UBS AG,
Sr. Unsecured,
(3 Month USD LIBOR + 0.32%), 2.64%, 12/07/18Δ	200,000		200,181
(3 Month USD LIBOR + 0.58%), 2.90%, 6/08/20Δ	200,000		200,827

TOTAL FINANCIALS			$2,568,630
INTERNET SOFTWARE & SERVICES – 0.0%**
eBay, Inc., Sr. Unsecured, 2.75%, 1/30/23	100,000		96,289
OIL & GAS – 0.0%**
Sempra Energy, Sr. Unsecured, (3 Month USD LIBOR + 0.45%), 2.79%, 3/15/21Δ	100,000		100,061
TELECOMMUNICATIONS – 0.1%
AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 2.97%, 6/01/21Δ	100,000		100,521
5.15%, 2/15/50	100,000		95,750

TOTAL TELECOMMUNICATIONS			$196,271
TOBACCO – 0.0%**
BAT Capital Corp., Company Guaranteed, (3 Month USD LIBOR + 0.59%), 2.91%, 8/14/20Δ	100,000		100,424

TOTAL CORPORATE BONDS (COST $3,746,514)			$3,651,799
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 1.3%
GOVERNMENT – 1.3%
Australia Government Bond, Sr. Unsecured, 1.25%, 2/21/22	160,000	AUD	138,045
3.00%, 9/20/25	310,000	AUD	325,341
Denmark Inflation Linked Government Bond, 0.10%, 11/15/23	2,156,086	DKK	363,636

Description	Par Value (a)		Value
French Republic Government Bond OAT, 0.10%, 7/25/47	70,000	EUR	$93,060
Italy Buoni Poliennali Del Tesoro, Sr. Unsecured,
2.35%, 9/15/24	110,000	EUR	143,709
2.35%, 9/15/19	228,938	EUR	276,341
Mexican Udibonos, 4.50%, 11/22/35	1,981,487	MXN	118,505
New Zealand Government Bond, Sr. Unsecured, 2.00%, 9/20/25	1,150,000	NZD	877,655
United Kingdom Gilt Inflation Linked,
0.13%, 3/22/26	808,000	GBP	1,328,236
0.13%, 3/22/46	60,963	GBP	126,902
0.13%, 8/10/48	20,000	GBP	44,294
0.13%, 11/22/56	1,000	GBP	2,640
0.13%, 11/22/65	25,000	GBP	78,593

TOTAL GOVERNMENT			$3,916,957

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $4,091,749)			$3,916,957
FOREIGN GOVERNMENT SECURITIES – 0.7%
GOVERNMENT – 0.7%
Argentina Bonar Bonds, (Argentina Deposit Rates Badlar Private Banks + 2.00%), 36.22%, 4/03/22Δ	99,000	ARS	3,349
Argentina POM Politica Monetaria, (Argentina Cental Bank + 0.00%), 40.00%, 6/21/20Δ	3,820,000	ARS	146,460
Argentine Republic Government International Bond, Sr. Unsecured, 5.88%, 1/11/28#	100,000	ARS	84,114
Corp. Andina de Fomento, Series 11U, Sr. Unsecured, 3.95%, 10/15/21	5,012,600	MXN	263,709
Cyprus Government International Bond, Sr. Unsecured, MTN,
3.75%, 7/26/23	30,000	EUR	38,589
4.25%, 11/04/25	20,000	EUR	26,630
2.75%, 6/27/24	10,000	EUR	12,277
3.88%, 5/06/22	20,000	EUR	25,545
Japan Treasury Discount Bill,
0.00%, 10/29/18‡	120,000,000	JPY	1,073,559
Peru Government Bond,
Sr. Unsecured, 6.15%, 8/12/32	700,000	PEN	222,865
United Kingdom Gilt,
4.25%, 12/07/27	100,000	GBP	164,828

TOTAL GOVERNMENT			$2,061,925

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $2,275,173)			$2,061,925

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Real Asset Fund (continued)

Description	Par Value (a)		Value
MORTGAGE-BACKED SECURITIES – 3.7%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.0%
Fannie Mae Pool, 3.50%, 9/01/45	151,957		$151,197
3.50%, 9/01/46	581,872		578,960
3.50%, 9/15/46	5,470,000		5,414,873
4.00%, 9/15/46	3,000,000		3,043,359

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)			$9,188,389
WHOLE LOAN – 0.7%
BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 3.94%, 12/26/37Δ	15,267		15,285
Grifonas Finance PLC, Class A, (6 month EURIBOR + 0.28%), 0.01%, 8/28/39Δ	456,821	EUR	480,681
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39Ω	167,236		165,145
Sequoia Mortgage Trust 6, Series 6, Class A, (1 Month USD LIBOR + 0.64%), 2.72%, 4/19/27Δ	645,890		633,940
Trinity Square 2015-1A PLC, Series 2015-1A, Class A, (3 Month GBP LIBOR + 1.15%), 1.90%, 7/15/51Δ	375,766	GBP	497,685
Wamu Mortgage Pass-Through Certificates,
Series 2006-AR14, Class 1A4, 3.06%, 11/25/36Δ	211,652		204,912
3.70%, 3/25/37Δ	72,760		72,000

TOTAL WHOLE LOAN			$2,069,648

TOTAL MORTGAGE-BACKED SECURITIES (COST $11,194,581)			$11,258,037
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 20.0%
U.S. TREASURY INFLATION INDEXED BONDS – 20.0%
U.S. Treasury Inflation Indexed Bond, 0.13%, 4/15/19	2,073,000		2,206,073
0.13%, 4/15/20	1,598,000		1,690,835
0.13%, 4/15/21	677,000		703,287
0.13%, 1/15/22	1,082,000		1,173,258
0.13%, 4/15/22	639,000		642,918
0.13%, 1/15/23	1,403,000		1,483,329
0.13%, 7/15/24	6,196,000		6,329,580
0.13%, 7/15/26	491,000		488,766
0.25%, 1/15/25	2,098,000		2,148,741
0.38%, 7/15/23	2,909,000		3,092,422
0.38%, 7/15/25	1,579,000		1,630,455
0.38%, 1/15/27	99,000		99,115
0.50%, 1/15/28	3,128,000		3,084,075
0.63%, 7/15/21	302,000		336,111
0.63%, 4/15/23	330,000		330,944
0.63%, 1/15/24	1,731,000		1,848,148
0.63%, 1/15/26	3,468,000		3,616,518

Description	Par Value (a)	Value
0.63%, 2/15/43	196,000	$200,299
0.75%, 2/15/42	839,000	900,037
0.75%, 2/15/45	643,000	657,481
0.88%, 2/15/47	1,082,000	1,111,646
1.00%, 2/15/46	1,304,000	1,405,924
1.00%, 2/15/48	1,134,000	1,176,990
1.25%, 7/15/20	1,043,000	1,216,252
1.38%, 2/15/44	2,267,000	2,695,039
1.75%, 1/15/28	2,347,000	3,043,337
1.88%, 7/15/19	226,000	269,501
2.00%, 1/15/26	721,000	990,734
2.13%, 2/15/40	170,000	245,387
2.13%, 2/15/41	659,000	945,954
2.38%, 1/15/25	1,273,000	1,865,269
2.38%, 1/15/27	594,000	833,239
2.50%, 1/15/29	3,093,000	4,209,719
3.38%, 4/15/32	146,000	272,526
3.63%, 4/15/28	3,108,000	6,068,653
3.88%, 4/15/29	858,000	1,710,845

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$60,723,407

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $61,100,469)		$60,723,407
U.S. TREASURY – 0.2%
U.S. TREASURY NOTES – 0.2%
U.S. Treasury Note, 1.88%, 7/31/22	400,000	385,787

2.75%, 2/15/28	281,000	276,096

TOTAL U.S. TREASURY NOTES		$661,883

TOTAL U.S. TREASURY (COST $661,632)		$661,883

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $87,600,621)		$87,175,026

	Number of Shares
REAL ESTATE RELATED SECURITIES – 63.4%
COMMON STOCKS – 11.2%
DIVERSIFIED – 0.0%**
Argosy Property Ltd.	61,413	$45,238
Stride Stapled Group	41,068	51,806

TOTAL DIVERSIFIED		$97,044
DIVERSIFIED REAL ESTATE ACTIVITIES – 5.5%
Airport City Ltd.*	4,442	50,476
Allreal Holding AG*	1,074	167,100
CapitaLand Ltd.	202,900	482,000
Chinese Estates Holdings Ltd.	47,000	62,412
City Developments Ltd.	48,700	358,963

July 31, 2018 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
D Carnegie & Co. AB*	2,744	$51,234
Daito Trust Construction Co. Ltd.	6,100	1,022,163
Daiwa House Industry Co. Ltd.	52,700	1,921,735
DIC Asset AG	3,489	39,803
Emperor International Holdings Ltd.	64,000	18,356
Far East Consortium International Ltd.	78,000	43,752
Gateway Lifestyle	18,241	31,067
Great Eagle Holdings Ltd.	19,000	93,630
Hang Lung Properties Ltd.	165,000	346,918
Heiwa Real Estate Co. Ltd.	4,300	77,444
Henderson Land Development Co. Ltd.	116,578	651,151
HKR International Ltd.	60,800	37,778
K Wah International Holdings Ltd.	120,000	69,552
Kerry Properties Ltd.	45,500	230,811
Lai Sun Development Co. Ltd.	12,900	22,132
LendLease Group	46,032	688,724
Leopalace21 Corp.	20,100	110,448
Mitsubishi Estate Co. Ltd.	110,400	1,915,729
Mitsui Fudosan Co. Ltd.	78,900	1,886,635
Mobimo Holding AG	508	126,054
New World Development Co. Ltd.	440,000	627,397
Nomura Real Estate Holdings, Inc.	11,000	240,106
OUE Ltd.	15,800	18,473
PATRIZIA Immobilien AG	3,400	76,699
Property & Building Corp. Ltd.	169	13,102
Realia Business SA*	22,825	28,457
RMR Group, Inc., Class A (The)	300	26,040
SAMTY Co. Ltd.	1,500	26,543
Shinoken Group Co. Ltd.	2,000	35,282
Soundwill Holdings Ltd.	17,500	27,918
Star Mica Co. Ltd.	1,000	20,298
Sumitomo Realty & Development Co. Ltd.	37,000	1,355,658
Sun Frontier Fudousan Co. Ltd.	1,700	20,459
Sun Hung Kai Properties Ltd.	131,000	2,054,439
Takara Leben Co. Ltd.	4,800	16,339
Tokyo Tatemono Co. Ltd.	17,600	236,971
Tokyu Fudosan Holdings Corp.	44,300	301,127
Tricon Capital Group, Inc.	10,434	87,348
UOL Group Ltd.	43,900	231,794
Wharf Holdings Ltd.	93,000	307,890
Wheelock & Co. Ltd.	61,000	433,062

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$16,691,469
INDUSTRIALS – 0.0%**
Propertylink Group	45,110	35,601
OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	75,214	70,779

Description	Number of Shares	Value
REAL ESTATE DEVELOPMENT – 1.1%
ADLER Real Estate AG*	1,923	$32,100
Ardepro Co. Ltd.*	35,700	15,047
Asian Growth Properties Ltd.*,††	22,824	—
Aveo Group	38,343	67,551
CK Asset Holdings Ltd.	205,000	1,569,989
Daikyo, Inc.	2,300	46,113
DREAM Unlimited Corp., Class A*	9,069	62,535
Frasers Property Ltd.	26,000	32,321
Goldcrest Co. Ltd.	2,700	46,458
Greenland Hong Kong Holdings Ltd.	101,000	36,832
GuocoLand Ltd.	12,300	18,377
Helical PLC	12,067	50,561
Howard Hughes Corp, (The)*	630	85,396
Magnolia Bostad AB	2,490	19,633
Nexity SA	3,713	228,468
Road King Infrastructure Ltd.	28,000	53,263
Selvaag Bolig ASA	6,948	37,839
Sino Land Co. Ltd.	252,000	433,232
St. Modwen Properties PLC	19,519	103,704
TAG Immobilien AG	10,923	246,915
TK Development A/S*	9,212	9,765
Tosei Corp.	1,600	15,751
Villa World Ltd.	19,108	31,535
Wang On Properties Ltd.	288,000	40,453
Wheelock Properties Singapore Ltd.	40,300	64,961
Wing Tai Holdings Ltd.	57,900	88,145
Yoma Strategic Holdings Ltd.	76,000	20,691

TOTAL REAL ESTATE DEVELOPMENT		$3,457,635
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
ADO Properties SA	2,243	127,951
Aeon Mall Co. Ltd.	8,600	150,661
BUWOG AG*	9,111	308,875
Norstar Holdings, Inc.	1,096	18,983

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$606,470
REAL ESTATE OPERATING COMPANIES – 4.3%
ADO Group Ltd.*	4,844	99,254
Africa Israel Properties Ltd.*	936	20,668
Alony Hetz Properties & Investments Ltd.	9,449	92,867
Alrov Properties & Lodgings Ltd.	622	19,151
Amot Investments Ltd.	8,779	44,280
Arealink Co. Ltd.	1,100	32,561
Azrieli Group Ltd.	2,722	130,374
Big Shopping Centers Ltd.	209	13,494
Blue Square Real Estate Ltd.	398	13,846
Brack Capital Properties NV*	235	26,138
CA Immobilien Anlagen AG	5,472	191,301

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      41

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Capital & Counties Properties PLC	62,500	$225,791
Castellum AB	21,646	390,453
Citycon OYJ	29,240	61,530
Daibiru Corp.	5,100	52,667
Deutsche Euroshop AG	4,498	158,587
Deutsche Wohnen SE	27,727	1,349,893
Dios Fastigheter AB	6,443	41,115
Entra ASA	9,459	138,114
Fabege AB	21,044	298,053
Fastighets AB Balder, Class B*	7,816	227,196
First Capital Realty, Inc.	12,590	196,276
Gazit-Globe Ltd.	6,507	59,947
Grainger PLC	31,155	125,136
Grand City Properties SA	7,826	203,248
Hang Lung Group Ltd.	69,000	204,169
Hemfosa Fastigheter AB	13,373	183,662
Hongkong Land Holdings Ltd.	90,300	657,571
Hufvudstaden AB, Class A	8,814	136,378
Hulic Co. Ltd.	38,100	373,906
Hysan Development Co. Ltd.	47,001	257,693
Ichigo, Inc.	17,500	78,076
IMMOFINANZ AG*	7,408	195,020
Inmobiliaria Colonial Socimi SA	30,446	327,695
Intershop Holding AG	103	52,532
Jerusalem Economy Ltd.*	11,531	27,940
Keihanshin Building Co. Ltd.	10,000	83,298
Kennedy-Wilson Holdings, Inc.	2,630	54,967
Klovern AB, Class B	62,004	81,631
Kungsleden AB	14,057	113,380
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	59,000	24,296
LEG Immobilien AG	5,059	569,013
Liu Chong Hing Investment Ltd.	26,000	41,114
MAS Real Estate, Inc.	26,391	39,737
Melisron Ltd.	1,293	50,818
Nam Tai Property, Inc.#	3,727	39,879
NEPI Rockcastle PLC	46,385	429,577
NTT Urban Development Corp.	9,000	93,002
PSP Swiss Property AG	3,582	337,213
S IMMO AG	4,007	87,123
Summit Real Estate Holdings Ltd.	2,771	23,637
Swire Properties Ltd.	87,600	344,999
Swiss Prime Site AG*	5,570	510,449
Technopolis OYJ	9,027	40,816
TLG Immobilien AG	6,412	167,610
TOC Co. Ltd.	6,500	48,354
Unizo Holdings Co. Ltd.	2,000	37,073

Description	Number of Shares	Value
Victoria Park AB, Class B	9,481	$41,435
Vonovia SE	40,525	1,961,290
Wallenstam AB, Class B	16,464	169,243
Wharf Real Estate Investment	94,000	684,760
Wihlborgs Fastigheter AB	10,352	123,133

TOTAL REAL ESTATE OPERATING COMPANIES		$12,904,429
RETAIL – 0.1%
Investore Property Ltd.	10,849	11,253
Kiwi Property Group Ltd.	118,101	109,242

TOTAL RETAIL		$120,495

TOTAL COMMON STOCKS (COST $27,157,046)		$33,983,922
EXCHANGE-TRADED FUNDS – 30.1%
EQUITY FUNDS – 30.1%
Schwab U.S. REIT ETF#	586,400	24,622,936
Vanguard Global ex-U.S. Real Estate ETF	1,132,400	66,811,600

TOTAL EQUITY FUNDS		$91,434,536

TOTAL EXCHANGE-TRADED FUNDS (COST $86,453,335)		$91,434,536
INVESTMENT COMPANIES – 5.6%
DIVERSIFIED – 5.5%
Tortoise MLP & Pipeline Fund	1,210,246	16,810,320
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
U.K. Commercial Property REIT Ltd.	51,100	58,285
REAL ESTATE OPERATING COMPANIES – 0.1%
F&C Commercial Property Trust Ltd.	66,616	127,876

TOTAL INVESTMENT COMPANIES (COST $16,642,309)		$16,996,481
REAL ESTATE INVESTMENT TRUSTS – 16.5%
DIVERSIFIED – 3.3%
Abacus Property Group	21,546	60,003
Activia Properties, Inc.	53	236,624
American Assets Trust, Inc.	1,696	65,177
Armada Hoffler Properties, Inc.	2,926	44,183
Artis Real Estate Investment Trust	5,519	53,414
Babcock & Brown Japan Property*,††	7,569	—
Charter Hall Group	35,039	174,402
Charter Hall Long Wale REIT	9,979	31,624
Cofinimmo SA	1,514	198,269
Colony Capital, Inc.#	2,806	17,285
Cominar Real Estate Investment Trust	7,650	74,039
Covivio	4,302	448,061
Daiwa House REIT Investment Corp.	133	329,009
Dream Global Real Estate Investment Trust	6,872	73,588
Empire State Realty Trust, Inc., Class A	2,249	37,491

July 31, 2018 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Forest City Realty Trust, Inc., Class A	1,677	$41,875
Gecina SA	3,785	644,747
Global Net Lease, Inc.	1,038	21,964
Goodman Property Trust	75,723	76,732
GPT Group (The)	141,766	544,463
Gramercy Property Trust	3,775	103,397
Growthpoint Properties Australia Ltd.	18,802	52,137
H&R Real Estate Investment Trust	11,690	181,346
Hamborner Real Estate Investment Trust AG	5,966	63,619
Hankyu Real Estate Investment Trust, Inc.	44	53,519
Heiwa Real Estate Investment Trust, Inc.	76	73,393
Hulic Real Estate Investment Trust, Inc.	71	109,840
ICADE	3,579	346,522
Ichigo Hotel REIT Investment Corp.	29	36,274
iStar, Inc.*	3,202	34,806
Kenedix Office Investment Corp.	33	200,156
Land Securities Group PLC	59,522	735,953
Lar Espana Real Estate Socimi SA	6,779	72,093
Lexington Realty Trust	2,140	18,811
Liberty Property Trust	3,085	132,223
Londonmetric Property PLC	44,309	109,441
Mapletree North Asia Commercial Trust	161,200	136,388
Merlin Properties Socimi SA	30,735	454,002
Mirvac Group	288,730	490,079
Morguard Real Estate Investment Trust	5,052	50,992
NIPPON Real Estate Investment Trust Investment Corp.	35	108,465
Nomura Real Estate Master Fund, Inc.	343	486,016
NSI NV	1,341	52,285
Premier Investment Corp.	115	116,141
PS Business Parks, Inc.	356	45,486
RDI Real Estate Investment Trust PLC	81,590	38,088
Reit 1 Ltd.	11,700	45,902
Sakura Sogo REIT Investment Corp.	24	19,587
Samty Residential Investment Corp.	22	18,783
Schroder Real Estate Investment Trust Ltd.	71,756	59,020
Sekisui House Real Estate Investment Trust, Inc.	291	188,163
Select Income Real Estate Investment Trust	2,809	58,568
Soilbuild Business Space Real Estate Investment Trust	134,120	64,061
Spirit Realty Capital, Inc.	9,767	81,750
Star Asia Investment Corp.	19	18,297
Stockland	195,753	604,873
STORE Capital Corp.	3,231	88,691
Sunlight Real Estate Investment Trust	139,000	97,103
Suntec Real Estate Investment Trust	190,600	258,218

Description	Number of Shares	Value
Tokyu Real Estate Investment Trust, Inc.	73	$99,718
Tosei REIT Investment Corp.	15	15,335
United Urban Investment Corp.	249	387,174
VEREIT, Inc.	14,807	112,977
Washington Real Estate Investment Trust	2,685	81,866
WP Carey, Inc.	891	58,254
Yuexiu Real Estate Investment Trust	140,000	95,148

TOTAL DIVERSIFIED		$9,927,910
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
Sella Capital Real Estate Ltd.	10,469	17,888
INDUSTRIALS – 1.8%
AIMS AMP Capital Industrial Real Estate Investment Trust	42,000	43,490
Ascendas Real Estate Investment Trust	181,600	367,501
Cache Logistics Trust	83,800	47,673
DCT Industrial Trust, Inc.	1,678	112,208
Dream Industrial Real Estate Investment Trust	7,428	59,271
Duke Realty Corp.	7,255	211,266
EastGroup Properties, Inc.#	609	58,050
ESR-REIT	173,800	66,460
First Industrial Realty Trust, Inc.	3,581	116,562
Frasers Logistics & Industrial Trust	104,200	80,362
GLP J-Real Estate Investment Trust	280	299,282
Goodman Group	123,983	888,824
Granite Real Estate Investment Trust	1,400	58,073
Hansteen Holdings PLC	66,138	95,339
Industria Real Estate Investment Trust	12,124	23,512
Industrial & Infrastructure Fund Investment Corp.	134	144,628
Japan Logistics Fund, Inc.	75	144,996
LaSalle Logiport Real Estate Investment Trust	82	80,859
Mapletree Industrial Trust	89,000	130,908
Mapletree Logistics Trust	172,150	159,432
Mitsui Fudosan Logistics Park, Inc.	15	43,322
Monmouth Real Estate Investment Corp.	3,795	63,263
Nippon Prologis Real Estate Investment Trust, Inc.	167	337,994
Prologis, Inc.	10,946	718,276
Rexford Industrial Realty, Inc.	1,411	43,233
Segro PLC	76,649	668,099
STAG Industrial, Inc.	1,515	41,390
Terreno Realty Corp.	2,213	81,682
Tritax Big Box Real Estate Investment Trust PLC	108,445	216,693
Warehouses De Pauw CVA	1,333	178,968

TOTAL INDUSTRIALS		$5,581,616

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
OFFICE – 2.6%
Alexandria Real Estate Equities, Inc.	2,009	$256,027
Allied Properties Real Estate Investment Trust	3,498	114,149
Alstria Office Real Estate Investment Trust AG	11,766	182,682
Befimmo SA	2,034	122,210
Beni Stabili SpA SIIQ	76,393	67,244
Boston Properties, Inc.	3,229	405,336
Brandywine Realty Trust	3,381	55,753
CapitaLand Commercial Trust	208,200	268,185
Champion Real Estate Investment Trust	160,000	108,978
City Office Real Estate Investment Trust, Inc.	2,823	35,993
Columbia Property Trust, Inc.	1,453	33,681
Corporate Office Properties Trust	675	20,074
Cousins Properties, Inc.	6,758	62,985
Cromwell Property Group	119,912	98,871
Daiwa Office Investment Corp.	25	152,255
Derwent London PLC	8,430	345,048
Dexus	81,233	609,436
Douglas Emmett, Inc.	2,656	103,159
Dream Office Real Estate Investment Trust	3,839	70,768
Equity Commonwealth*	1,627	52,454
Frasers Commercial Trust	88,500	92,418
GDI Property Group	37,938	35,791
Global One Real Estate Investment Corp.	60	61,067
Government Properties Income Trust	2,635	39,709
Great Portland Estates PLC	20,959	196,566
Green Real Estate Investment Trust PLC	41,277	72,647
Hibernia Real Estate Investment Trust PLC	74,159	126,198
Highwoods Properties, Inc.	2,372	116,489
Hudson Pacific Properties, Inc.	3,947	135,224
Ichigo Office Real Estate Investment Trust Investment	99	81,985
Intervest Offices & Warehouses NV	942	24,697
Invesco Office J-Reit, Inc.	636	89,058
Investa Office Fund	45,951	176,202
Japan Excellent, Inc.	97	124,697
Japan Prime Realty Investment Corp.	73	263,008
Japan Real Estate Investment Corp.	108	565,697
JBG SMITH Properties	1,571	57,341
Keppel Real Estate Investment Trust	134,000	115,254
Kilroy Realty Corp.	2,079	151,663
Mack-Cali Realty Corp.	2,859	55,665
Manulife US Real Estate Investment Trust	87,000	74,316
MCUBS MidCity Investment Corp.	127	93,363
Mori Hills Real Estate Investment Trust Investment Corp.	104	128,549

Description	Number of Shares	Value
Mori Trust Sogo Real Estate Investment
Trust, Inc.	71	$103,060
Nippon Building Fund, Inc.	112	623,555
NorthStar Realty Europe Corp.	2,897	39,660
One REIT, Inc.	16	37,122
Orix JREIT, Inc.	223	347,763
Paramount Group, Inc.	3,190	49,254
Piedmont Office Realty Trust, Inc., Class A	1,697	33,567
Prosperity Real Estate Investment Trust	177,000	73,563
Regional REIT Ltd.	15,791	19,586
SL Green Realty Corp.	1,838	189,516
Spring Real Estate Investment Trust	137,000	57,100
Tier Real Estate Investment Trust, Inc.	1,076	25,577
Vornado Realty Trust	3,694	265,672
Workspace Group PLC	11,242	160,078

TOTAL OFFICE		$8,067,965
REAL ESTATE OPERATING COMPANIES – 0.0%**
Picton Property Income Ltd.	63,920	75,636
RESIDENTIAL – 1.5%
Advance Residence Investment Corp.	109	283,838
American Campus Communities, Inc.	3,170	130,763
American Homes 4 Rent, Class A	5,298	117,298
Apartment Investment & Management Co., Class A	3,340	142,451
Ascott Residence Trust	80,500	64,484
AvalonBay Communities, Inc.	2,530	447,430
Bluerock Residential Growth Real Estate Investment Trust, Inc.#	2,866	26,281
Boardwalk Real Estate Investment Trust	1,850	65,077
Camden Property Trust	1,986	183,884
Canadian Apartment Properties Real Estate Investment Trust	4,973	165,722
Comforia Residential Real Estate Investment Trust, Inc.	38	89,124
Education Realty Trust, Inc.	2,267	93,763
Empiric Student Property PLC	34,419	42,904
Equity LifeStyle Properties, Inc.	1,489	135,484
Equity Residential	7,874	515,196
Essex Property Trust, Inc.	1,414	339,996
Ingenia Communities Group	24,221	56,670
InterRent Real Estate Investment Trust	6,334	52,684
Invitation Homes, Inc.	5,350	123,638
Irish Residential Properties Real Estate Investment Trust PLC	33,709	54,133
Japan Rental Housing Investments, Inc.	122	99,313
Kenedix Residential Next Investment Corp.	81	120,350
Killam Apartment Real Estate Investment Trust	2,717	31,873

July 31, 2018 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Mid-America Apartment Communities, Inc.	2,435	$245,399
NexPoint Residential Trust, Inc.	608	18,203
Nippon Accommodations Fund, Inc.	36	170,457
Northview Apartment Real Estate Investment Trust	2,317	47,040
Sun Communities, Inc.	1,439	139,525
UDR, Inc.	5,732	220,567
UMH Properties, Inc.	2,326	35,913
Unite Group PLC (The)	18,392	211,127

TOTAL RESIDENTIAL		$4,470,587
RETAIL – 4.8%
Acadia Realty Trust	1,857	50,288
AEON Real Estate Investment Trust Investment Corp.	121	129,456
Agree Realty Corp.	997	53,080
Alexander’s, Inc.	52	19,265
Altarea SCA	324	71,137
British Land Co. PLC (The)	78,791	682,394
Brixmor Property Group, Inc.	2,671	47,250
BWP Trust	53,889	132,647
Capital & Regional PLC	68,165	42,427
CapitaLand Mall Trust	201,700	320,617
CapitaLand Retail China Trust Management Ltd.	57,300	65,269
Charter Hall Retail Real Estate Investment Trust	20,074	61,681
Choice Properties Real Estate Investment Trust	15,070	144,346
Crombie Real Estate Investment Trust	2,904	29,267
CT Real Estate Investment Trust	2,299	23,876
DDR Corp.#	3,992	54,690
Eurocommercial Properties NV	4,131	174,761
Federal Realty Investment Trust	1,666	209,083
Fortune Real Estate Investment Trust	134,000	167,383
Frasers Centrepoint Trust	42,700	71,246
Frontier Real Estate Investment Corp.	42	169,047
Fukuoka Real Investment Trust Corp.	59	92,895
Getty Realty Corp.	2,065	59,162
GGP, Inc.	8,700	185,484
Hammerson PLC	62,083	424,588
Immobiliare Grande Distribuzione SIIQ SpA	2,492	21,078
Intu Properties PLC	69,514	159,330
Japan Retail Fund Investment Corp.	207	378,203
Kenedix Retail Real Estate Investment Trust Corp.	44	96,144
Kimco Realty Corp.	3,794	63,322
Kite Realty Group Trust	1,322	22,302
Klepierre SA	16,560	623,665
Link Real Estate Investment Trust	169,500	1,681,795

Description	Number of Shares	Value
Macerich Co. (The)	2,828	$167,022
Mapletree Commercial Trust	133,100	158,514
Mercialys SA	5,377	96,265
National Retail Properties, Inc.#	3,543	158,053
NewRiver REIT PLC	22,593	81,162
Pennsylvania Real Estate Investment Trust#	2,852	30,288
Realty Income Corp.	6,037	336,683
Regency Centers Corp.	3,297	209,788
Retail Estates NV	459	41,497
Retail Opportunity Investments Corp.	3,914	74,014
Retail Properties of America, Inc., Class A	1,791	22,477
Retail Value, Inc.*	399	13,183
RioCan Real Estate Investment Trust	12,049	229,893
Saul Centers, Inc.	797	42,464
Scentre Group	417,269	1,322,105
Seritage Growth Properties, Class A#	494	20,901
Shaftesbury PLC	20,795	254,274
Shopping Centres Australasia Property Group	54,004	96,575
Simon Property Group, Inc.	6,718	1,183,779
Smart Real Estate Investment Trust	4,778	111,438
SPH Real Estate Investment Trust	57,300	42,093
Spirit MTA REIT*	976	9,750
Starhill Global Real Estate Investment Trust	128,800	66,270
Taubman Centers, Inc.	525	32,576
Unibail-Rodamco-Westfield*	54,500	602,096
Unibail-Rodamco-Westfield	7,758	1,722,276
Urban Edge Properties	3,090	70,081
Vastned Retail NV	1,245	56,531
Vicinity Centres	256,338	507,837
Viva Energy REIT	30,988	50,252
Weingarten Realty Investors	1,676	50,649
Wereldhave NV	3,392	125,921

TOTAL RETAIL		$14,513,885
SPECIALIZED – 2.5%
Aedifica SA	1,327	126,558
Apple Hospitality Real Estate Investment Trust, Inc.	3,192	57,424
Arena Real Estate Investment Trust	17,467	29,878
Ascendas Hospitality Trust	89,000	52,355
Ashford Hospitality Trust, Inc.	4,262	33,670
Assura PLC	165,119	122,523
Big Yellow Group PLC	12,620	157,444
CareTrust Real Estate Investment Trust, Inc.	3,065	51,829
CDL Hospitality Trusts	63,800	76,035
Chesapeake Lodging Trust	708	22,670
CoreCivic, Inc.	2,464	63,177

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      45

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
CoreSite Realty Corp.	620	$69,502
CubeSmart	4,498	136,559
CyrusOne, Inc.#	1,838	113,809
DiamondRock Hospitality Co.	4,362	51,995
Digital Realty Trust, Inc.	4,401	534,369
EPR Properties	1,738	115,560
Extra Space Storage, Inc.	2,766	259,921
Far East Hospitality Trust	40,900	20,750
First Real Estate Investment Trust	38,800	36,799
Folkestone Education Trust	30,135	60,892
Four Corners Property Trust, Inc.	1,094	27,241
Gaming and Leisure Properties, Inc.	4,280	155,450
Geo Group, Inc. (The)	3,145	81,393
HCP, Inc.	6,315	163,558
Health Care & Medical Investment Corp.	17	16,981
Healthcare Realty Trust, Inc.	3,364	99,944
Healthcare Trust of America, Inc., Class A	4,580	125,126
Hersha Hospitality Trust	1,071	23,123
Hoshino Resorts Real Estate Investment Trust, Inc.	16	82,222
Hospitality Properties Trust	3,356	94,874
Host Hotels & Resorts, Inc.	15,583	326,308
Hotel Property Investments	10,758	25,555
InfraREIT, Inc.*	1,040	21,788
Invincible Investment Corp.	349	154,084
Iron Mountain, Inc.	5,154	180,957
Japan Hotel REIT Investment Corp.	328	240,521
Keppel DC REIT	59,000	61,138
LaSalle Hotel Properties	2,292	79,464
Life Storage, Inc.	995	95,480
LTC Properties, Inc.	1,511	63,719
Medical Properties Trust, Inc.	7,504	108,133
National Health Investors, Inc.	1,042	77,983
National Storage Affiliates Trust	816	23,525
National Storage Real Estate Investment Trust	65,695	83,512
NorthWest Healthcare Properties Real Estate Investment Trust	2,862	24,553
Omega Healthcare Investors, Inc.#	2,017	59,885
Ooedo Onsen REIT Investment Corp.	20	15,395
OUE Hospitality Trust	87,500	52,457
Park Hotels & Resorts, Inc.	3,451	107,947
Parkway Life Real Estate Investment Trust	38,800	78,682
Pebblebrook Hotel Trust#	953	36,738
Physicians Realty Trust	2,781	43,829
Primary Health Properties PLC	44,662	66,271
Public Storage	3,308	720,582

Description	Number of Shares	Value
QTS Realty Trust, Inc., Class A	1,471	$62,885
RLJ Lodging Trust	3,544	80,059
Rural Funds Group	12,162	18,095
Ryman Hospitality Properties, Inc.	965	82,035
Sabra Health Care REIT, Inc.	5,242	113,280
Safestore Holdings PLC	15,484	113,801
Senior Housing Properties Trust	5,418	96,657
Summit Hotel Properties, Inc.#	3,569	50,501
Sunstone Hotel Investors, Inc.	4,010	65,243
Universal Health Realty Income Trust	726	48,867
Ventas, Inc.	8,043	453,464
Vital Healthcare Property Trust	24,302	35,061
Welltower, Inc.	7,495	469,187
Xenia Hotels & Resorts, Inc.	4,295	104,755

TOTAL SPECIALIZED		$7,606,027

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $42,545,529)		$50,261,514

TOTAL REAL ESTATE RELATED SECURITIES (COST $172,798,219)		$192,676,453
COMMODITY RELATED SECURITIES – 12.5%
EXCHANGE-TRADED FUNDS – 12.5%
COMMODITY FUNDS – 12.5%
iShares Commodities Select Strategy ETF	331,100	12,803,637
iShares Gold Trust*	597,000	7,008,780
iShares Silver Trust#,*	202,600	2,959,986
SPDR S&P Global Natural Resources ETF	298,400	15,081,136

TOTAL COMMODITY FUNDS		$37,853,539

TOTAL EXCHANGE-TRADED FUNDS (COST $34,651,128)		$37,853,539

TOTAL COMMODITY RELATED SECURITIES (COST $34,651,128)		$37,853,539
RIGHT – 0.0%**
Rural Foods*,††	3,648	136

TOTAL RIGHT (COST $0)		$136
SHORT-TERM INVESTMENTS – 2.3%
MONEY MARKET FUND – 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	7,138,323	$7,138,323

TOTAL SHORT-TERM INVESTMENTS (COST $7,138,323)		$7,138,323

July 31, 2018 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.3%
REPURCHASE AGREEMENTS – 0.3%
Bank of Montreal, 1.90%, dated 7/31/18, due 8/01/18, repurchase price $57,303, collateralized by U.S. Treasury Securities, 1.00% to 2.75%, maturing 11/30/19 to 9/09/49; total market value of $58,446.	$57,300	$57,300
Daiwa Capital Markets America, 1.94%, dated 7/31/18, due 8/01/18, repurchase price $151,790, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 10/01/18 to 9/09/49; total market value of $154,818.	151,782	151,782
HSBC Securities USA, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $151,790, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 8/15/25 to 2/01/48; total market value of $154,818	151,782	151,782
NBC Global Finance Ltd., 1.95%, dated 7/31/18, due 8/01/18, repurchase price $151,790, collateralized by U.S.Treasury Securities, 0.00% to 6.25%, maturing 4/15/20 to 9/09/49; total market value of $154,816.	151,782	151,782
Nomura Securities International, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $151,790, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.50%, maturing 8/15/18 to 6/20/68; total market value of $154,818.	151,782	151,782
RBC Dominion Securities, Inc., 1.92%, dated 7/31/18, due 8/01/18, repurchase price $151,790, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 8/15/18 to 9/09/49; total market value of $154,817.	151,782	151,782

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $816,210)		$816,210

Description	Par Value	Value
TOTAL INVESTMENTS 107.2%ø (COST $303,004,501)		$325,659,687
WRITTEN OPTIONS – 0.0%**
TOTAL WRITTEN OPTIONS (SEE OPEN OPTION CONTRACTS TABLE) (PREMIUMS RECEIVED $(116,866))		$21,496
TBA SALE COMMITMENT – (0.1%)
MORTGAGE-BACKED SECURITIES – (0.1%)
Fannie Mae Pool, 3.00%, 9/15/46	$(300,000)	$(288,891)

TBA SALE COMMITMENT (PROCEEDS $(289,594))		$(288,891)
COLLATERAL FOR SECURITIES ON LOAN – (0.3%)		$(816,210)
OTHER LIABILITIES LESS ASSETS – (6.8%)		(20,824,450)

TOTAL NET ASSETS – 100.0%		$303,751,632

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$4,501,119	$—	$4,501,119
Certificate of Deposit	—	399,899	—	399,899
Corporate Bonds	—	3,651,799	—	3,651,799
Foreign Government Inflation-Linked Securities	—	3,916,957	—	3,916,957
Foreign Government Securities	—	2,061,925	—	2,061,925
Mortgage-Backed Securities	—	11,258,037	—	11,258,037
U.S. Government Inflation-Linked Securities	—	60,723,407	—	60,723,407
U.S. Treasury	—	661,883	—	661,883
Real Estate Related Securities
Common Stocks	552,441	33,431,481	—	33,983,922
Exchange-Traded Funds	91,434,536	—	—	91,434,536
Investment Companies	16,810,320	186,161	—	16,996,481
Real Estate Investment Trusts	20,617,204	29,644,310	—	50,261,514
Commodity Related Securities
Exchange-Traded Funds	37,853,539	—	—	37,853,539
Right	—	136	—	136
Short-Term Investments
Money Market Fund	7,138,323	—	—	7,138,323
Repurchase Agreements	—	816,210	—	816,210

Total Investments	$174,406,363	$151,253,324	$—	$325,659,687

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$71,634	$—	$71,634
Financial Futures Contracts	11,476	—	—	11,476
Credit Default Swaps	—	57,486	—	57,486
Interest Rate Swaps	—	544,811	—	544,811
Written Options	—	47,228	—	47,228

Total Assets - Other Financial Instruments	$11,476	$721,159	$—	$732,635

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(79,925)	$—	$(79,925)
Financial Futures Contracts	(85,245)	—	—	(85,245)
Credit Default Swaps	—	(15,111)	—	(15,111)
Interest Rate Swaps	—	(335,737)	—	(335,737)
Written Options	—	(25,732)	—	(25,732)
TBA Sale Commitment	—	(288,891)	—	(288,891)

Total Liabilities - Other Financial Instruments	$(85,245)	$(745,396)	$—	$(830,641)

!

Other financial instruments are derivative instruments and a TBA Sale Commitment. Forward foreign currency contracts, financial futures contracts, credit default swaps and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument and written options and TBA Sale Commitment are reported at their fair value at period end.

July 31, 2018 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

(a)	Par Value denominated in USD unless otherwise noted.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

*	Non-income producing security.

††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2018, the value of these securities amounted to $136 representing 0.00% of total net assets.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2018, these liquid restricted securities amounted to $165,145 representing 0.05% of total net assets.

ø

On July 31, 2018, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $ 63,261,952 representing 20.83% of total net assets.

ÿ	Step Coupon security. The rate disclosed is the rate in effect on the report date.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX - Markit CDX Index
CMBX - Commercial Mortgage-Backed Index
CPI - Consumer Price Index
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Corporation
MTN - Medium Term Note
NA - National Association
NSA - Not seasonally adjusted
OAT - Obligations Assimilables
PLC - Public Limited Company
REIT - Real Estate Investment Trust
RPI - Retail Price Index
TELBOR - Tel Aviv Interbank Offered Rate

Currency Code	Currency
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      49

Wilmington Real Asset Fund (continued)

At July 31, 2018, the Wilmington Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
8/2/2018	JP Morgan Chase Bank, N.A.	36,400,000 JPY	$329,190	$325,538	$—	$(3,652)
8/2/2018	Citigroup Global Markets	1,766,000 GBP	2,313,017	2,317,951	4,934	—
8/2/2018	Natwest Securities	1,256,000 NZD	850,189	856,087	5,898	—
8/2/2018	Bank of America NA	1,061,000 EUR	1,236,383	1,240,674	4,291	—
8/2/2018	Goldman Sachs Bank USA	915,000 AUD	677,504	679,798	2,294	—
8/2/2018	Citigroup Global Markets	493,000 EUR	572,379	576,487	4,108	—
8/15/2018	Goldman Sachs Bank USA	455,706 TRY	92,590	91,854	—	(736)
8/22/2018	Societe Generale Securities	291,000 ARS	14,024	10,375	—	(3,649)
8/24/2018	HSBC Bank USA, N.A.	13,078,095 RUB	209,243	208,710	—	(533)
8/24/2018	HSBC Bank USA, N.A.	7,023,281 RUB	111,000	112,083	1,083	—
8/24/2018	Citigroup Global Markets	1,393,040 RUB	22,000	22,231	231	—
8/27/2018	JP Morgan Chase Bank, N.A.	11,997,504 MXN	644,334	640,596	—	(3,738)
9/18/2018	Citigroup Global Markets	455,948,695 COP	154,347	157,399	3,052	—
9/19/2018	HSBC Bank USA, N.A.	1,261,790,000 IDR	87,868	86,975	—	(893)
9/19/2018	HSBC Bank USA, N.A.	11,848,592 INR	171,868	171,697	—	(171)
9/19/2018	Credit Suisse International	6,431,415 INR	93,000	93,197	197	—
10/19/2018	HSBC Bank USA, N.A.	417,000 TRY	87,486	81,752	—	(5,734)
CONTRACTS SOLD
8/2/2018	Barclays Bank PLC	1,766,000 GBP	2,312,541	2,317,950	—	(5,409)
8/2/2018	Goldman Sachs Bank USA	1,256,000 NZD	851,093	856,087	—	(4,994)
8/2/2018	JP Morgan Chase Bank, N.A.	1,167,000 EUR	1,360,657	1,364,625	—	(3,968)
8/2/2018	Bank of America NA	915,000 AUD	675,517	679,797	—	(4,280)
8/2/2018	JP Morgan Chase Bank, N.A.	313,000 CAD	237,790	240,612	—	(2,822)
8/2/2018	Citigroup Global Markets	117,000 EUR	136,929	136,813	116	—
8/2/2018	JP Morgan Chase Bank, N.A.	111,000 EUR	129,813	129,797	16	—
8/2/2018	Citigroup Global Markets	111,000 EUR	129,393	129,797	—	(404)
8/2/2018	JP Morgan Chase Bank, N.A.	25,000 EUR	29,241	29,234	7	—
8/2/2018	JP Morgan Chase Bank, N.A.	23,000 EUR	26,902	26,895	7	—
8/15/2018	JP Morgan Chase Bank, N.A.	455,706 TRY	93,000	91,854	1,146	—
8/24/2018	HSBC Bank USA, N.A.	13,063,400 RUB	206,285	208,476	—	(2,191)
8/27/2018	Citigroup Global Markets	11,997,504 MXN	624,880	640,597	—	(15,717)
8/27/2018	JP Morgan Chase Bank, N.A.	1,176,637 ARS	40,912	41,731	—	(819)
9/4/2018	Citigroup Global Markets	1,766,000 GBP	2,316,121	2,321,531	—	(5,410)
9/4/2018	Natwest Securities	1,256,000 NZD	850,174	856,053	—	(5,879)
9/4/2018	Bank of America NA	1,061,000 EUR	1,239,342	1,244,072	—	(4,730)
9/4/2018	Goldman Sachs Bank USA	915,000 AUD	677,578	679,923	—	(2,345)
9/18/2018	Citigroup Global Markets	784,207 PEN	238,288	239,156	—	(868)
9/19/2018	Barclays Bank PLC	146,226,960 KRW	132,000	130,867	1,133	—
9/19/2018	Goldman Sachs Bank USA	139,533,920 KRW	130,772	124,877	5,895	—
9/19/2018	Goldman Sachs Bank USA	11,506,417 INR	167,000	166,739	261	—
9/19/2018	Barclays Bank PLC	3,990,228 TWD	132,000	130,727	1,273	—
9/19/2018	HSBC Bank USA, N.A.	2,076,199 CNY	326,262	304,156	22,106	—
9/19/2018	Barclays Bank PLC	178,980 SGD	132,000	131,596	404	—
9/26/2018	Barclays Bank PLC	466,090 ARS	16,778	16,056	722	—
10/1/2018	HSBC Bank USA, N.A.	2,120,000 DKK	333,335	334,318	—	(983)
10/19/2018	Goldman Sachs Bank USA	455,706 TRY	90,066	89,341	725	—
10/26/2018	JP Morgan Chase Bank, N.A.	11,997,504 MXN	638,067	634,211	3,856	—

July 31, 2018 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD (continued)
10/29/2018	Bank of America NA	70,000,000 JPY	$634,849	$630,019	$4,830	$—
10/29/2018	Barclays Bank PLC	50,000,000 JPY	453,063	450,014	3,049	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$71,634	$(79,925)

At July 31, 2018, the Wilmington Real Asset Fund had the following open option contracts:

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)		Counterparty	Value
WRITTEN OPTIONS
CALL OPTIONS
30-Year U.S. Treasury Bond Future	8/24/2018	(2)	(289,000)		$144.50		Exchange Traded	$(719)
Euro-Bund Future	8/24/2018	(6)	(972,000	)EUR	162.00	EUR	Exchange Traded	(2,736)
TOTAL CALL OPTIONS								(3,455)
CALL SWAPTIONS
Interest Rate Cap Eurozone CPI	6/22/2035	—	(600,000	)EUR	3.00	EUR	Goldman Sachs Bank USA	(3,891)
U.S. Dollar vs Mexican Peso	8/22/2018	—	(235,000)		21.10		Citibank NA	(18)
U.S. Dollar vs Mexican Peso	10/17/2018	—	(130,000)		4.00		JP Morgan Chase Bank, N.A.	(1,698)
TOTAL CALL SWAPTIONS								(5,607)
PUT OPTIONS
10-Year U.S. Treasury Note Future	8/24/2018	(3)	(358,500)		119.50		Exchange Traded	(1,360)
30-Year U.S. Treasury Bond Future	8/24/2018	(2)	(288,000)		144.00		Exchange Traded	(3,063)
Euro-Bund Future	8/24/2018	(3)	(471,000	)EUR	157.00	EUR	Exchange Traded	(70)
TOTAL PUT OPTIONS								(4,493)
PUT SWAPTIONS
5-Year, 5-Year Forward Inflation Expectation Rate	12/4/2018	—	(600,000)		3.25		Citibank NA	(2,015)
CDX.NA.IG.30.5Y	9/19/2018	—	(600,000)		0.90		Citibank NA	(121)
Interest Rate Cap U.S. CPI	4/10/2020	—	(8,300,000)		3.00		JP Morgan Chase Bank, N.A.	15,419
Interest Rate Cap U.S. CPI	4/22/2024	—	(1,300,000)		4.00		JP Morgan Chase Bank, N.A.	(168)
Interest Rate Cap U.S. CPI	5/16/2024	—	(100,000)		4.00		JP Morgan Chase Bank, N.A.	(14)
Interest Rate Floor U.S. 10-Year Swap Rate	1/2/2020	—	(5,000,000)		1.00		Morgan Stanley Capital Services LLC	(7,803)
Interest Rate Floor U.S. CPI	3/24/2020	—	(2,300,000)		0.00		JP Morgan Chase Bank, N.A.	(646)
Interest Rate Floor U.S. CPI	4/7/2020	—	(2,600,000)		216.69		Citibank NA	—
Interest Rate Floor U.S. CPI	4/10/2020	—	(8,300,000)		0.00		JP Morgan Chase Bank, N.A.	31,809
iTRAXX Europe S29 5Y	9/19/2018	—	(4,000,000	)EUR	0.90	EUR	Citibank NA	(1,410)
TOTAL PUT SWAPTIONS								35,051
TOTAL WRITTEN OPTIONS								$21,496

(a)	Notional Amount and Strike Price denominated in USD unless otherwise noted.

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      51

Wilmington Real Asset Fund (continued)

At July 31, 2018, the Wilmington Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)		Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
10 - Year U.S Treasury Note Futures	September 2018	34	$4,060,344		$4,069,342	$4,060,344	$—	$(8,998)
5 - Year U.S. Treasury Note Futures	September 2018	6	678,750		680,445	678,750	—	(1,695)
Euro - Bund Futures	September 2018	2	323,160	EUR	376,867	377,700	833	—
SHORT POSITIONS:
10 - Year Australian Treasury Bond Futures	September 2018	1	129,209	AUD	96,636	97,823	—	(1,187)
10 - Year Japanese Treasury Bond Futures (OSE)	September 2018	1	150,690,000	JPY	1,369,192	1,369,547	—	(355)
10 - Year U.S. Treasury Ultra Futures	September 2018	32	4,067,500		4,071,378	4,067,500	3,878	—
2 - Year U.S. Treasury Note Futures	September 2018	15	3,170,625		3,174,829	3,170,625	4,204	—
3 - Year Australian Treasury Bond Futures	September 2018	2	222,502	AUD	168,131	168,570	—	(439)
Euro - BTP Futures	September 2018	1	127,300	EUR	150,784	148,223	2,561	—
Euro - OAT Futures	September 2018	8	1,229,840	EUR	1,432,938	1,434,128	—	(1,190)
GBP Long Gilt Futures	September 2018	22	2,698,960	GBP	3,572,804	3,600,893	—	(28,089)
U.S. Treasury Long Bond Futures	September 2018	21	3,002,344		2,959,052	3,002,344	—	(43,292)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS							$11,476	$(85,245)

(a)	Notional Amount denominated in USD unless otherwise noted.

At July 31, 2018, the Wilmington Real Asset Fund had open interest rate swap agreements as follows:

Counterparty	Termination Date	Notional Amount(2)		Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	6/21/19	400,000		1.25%	3-Month LIBOR	Quarter	$(4,870)	$(3,619)	$—	$(1,251)
Chicago Mercantile Exchange#	6/20/20	3,200,000		1.75%	3-Month LIBOR	Semi-Annual	(65,964)	(64,240)	—	(1,724)
Chicago Mercantile Exchange#	12/16/22	700,000		2.25%	3-Month LIBOR	Quarter	(21,149)	1,563	—	(22,712)
Chicago Mercantile Exchange#	12/20/22	1,900,000		2.25%	3-Month LIBOR	Semi-Annual	(57,502)	2,393	—	(59,895)
Chicago Mercantile Exchange#	6/20/23	800,000		2.00%	3-Month LIBOR	Semi-Annual	(36,107)	(30,906)	—	(5,201)
Chicago Mercantile Exchange#	10/19/23	100,000		2.66%	3-Month LIBOR	Quarter	(1,697)	—	—	(1,697)
Chicago Mercantile Exchange#	10/25/23	2,000,000		2.68%	3-Month LIBOR	Quarter	(31,995)	—	—	(31,995)
Chicago Mercantile Exchange#	11/19/23	1,000,000		2.67%	3-Month LIBOR	Quarter	(16,720)	—	—	(16,720)
Chicago Mercantile Exchange#	12/12/23	1,000,000		2.68%	3-Month LIBOR	Quarter	(16,549)	—	—	(16,549)
Chicago Mercantile Exchange#	12/19/23	1,400,000		2.50%	3-Month LIBOR	Quarter	(34,984)	(12,010)	—	(22,974)
Chicago Mercantile Exchange#	7/27/26	3,700,000		2.00%	3-Month LIBOR	Semi-Annual	172,057	46,583	125,474	—
Chicago Mercantile Exchange#	12/07/26	3,700,000		2.40%	3-Month LIBOR	Semi-Annual	108,626	24,582	84,044	—
Chicago Mercantile Exchange#	3/21/28	400,000	NZD	3.25%	3-Month LIBOR	Semi-Annual	(5,578)	1,223	—	(6,801)
Chicago Mercantile Exchange#	4/17/28	1,370,000		3.10%	3-Month LIBOR	Semi-Annual	1,892	(4,156)	6,048	—
London Clearing House#	6/20/28	900,000		2.25%	3-Month LIBOR	Semi-Annual	60,573	49,659	10,914	—
Chicago Mercantile Exchange#	7/18/28	1,330,000		2.77%	3-Month LIBOR	Semi-Annual	34,173	—	34,173	—
Chicago Mercantile Exchange#	7/18/28	750,000		2.72%	3-Month LIBOR	Semi-Annual	22,204	—	22,204	—
Chicago Mercantile Exchange#	6/19/48	420,000		2.15%	3-Month LIBOR	Semi-Annual	80,143	—	80,143	—
Chicago Mercantile Exchange#	6/20/48	260,000		2.50%	3-Month LIBOR	Semi-Annual	31,053	30,360	693	—

July 31, 2018 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)		Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House#	9/19/28	260,000	GBP	1.50%	6-Month LIBOR Semi-Annual		$3,401	$6,618	$—	$(3,217)
London Clearing House#	3/20/29	74,540,000	JPY	0.45%	6-Month LIBOR Semi-Annual		(3,831)	(4,233)	402	—
London Clearing House#	9/19/48	190,000	GBP	1.75%	6-Month LIBOR Semi-Annual		(4,147)	(11,689)	7,542	—
London Clearing House*	6/26/21	100,000	EUR	1.51%	Eurostat Eurozone HICP Ex- Tobacco	At Term(1)	(129)	—	—	(129)
London Clearing House*	6/15/23	800,000	EUR	1.54%	Eurostat Eurozone HICP Ex- Tobacco	At Term(1)	347	(232)	579	—
London Clearing House*	5/15/28	250,000	EUR	1.62%	Eurostat Eurozone HICP Ex- Tobacco	At Term(1)	(36)	16	—	(52)
London Clearing House*	4/15/20	30,000	EUR	1.00%	France CPI Ex-Tobacco	At Term(1)	293	—	293	—
London Clearing House*	1/15/28	110,000	EUR	1.58%	France CPI Ex-Tobacco	At Term(1)	(341)	—	—	(341)
London Clearing House*	2/15/28	260,000	EUR	1.59%	France CPI Ex-Tobacco	At Term(1)	(310)	49	—	(359)
London Clearing House*	2/15/28	50,000	EUR	1.61%	France CPI Ex-Tobacco	At Term(1)	41	—	41	—
London Clearing House*	6/15/21	200,000	EUR	1.35%	France CPI Ex- Tobacco	At Term(1)	69	—	69	—
London Clearing House*	7/15/28	330,000	EUR	1.62%	France CPI Ex- Tobacco	At Term(1)	314	—	314	—
London Clearing House*	3/23/19	460,000		2.07%	U.S. CPI NSA	At Term(1)	400	26	374	—
London Clearing House*	4/10/19	360,000		1.98%	U.S. CPI NSA	At Term(1)	301	—	301	—
London Clearing House*	4/27/19	1,310,000		1.97%	U.S. CPI NSA	At Term(1)	566	—	566	—
London Clearing House*	11/23/20	700,000		2.03%	U.S. CPI NSA	At Term(1)	7,041	—	7,041	—
London Clearing House*	11/25/20	700,000		2.02%	U.S. CPI NSA	At Term(1)	7,163	—	7,163	—
London Clearing House*	7/26/21	500,000		1.55%	U.S. CPI NSA	At Term(1)	17,915	16,923	992	—
London Clearing House*	9/12/21	460,000		1.60%	U.S. CPI NSA	At Term(1)	14,845	13,855	990	—
London Clearing House*	7/15/22	100,000		2.07%	U.S. CPI NSA	At Term(1)	1,402	—	1,402	—
London Clearing House*	2/05/23	640,000		2.21%	U.S. CPI NSA	At Term(1)	4,197	—	4,197	—
London Clearing House*	4/13/23	1,020,000		2.22%	U.S. CPI NSA	At Term(1)	3,901	—	3,901	—
London Clearing House*	4/27/23	390,000		2.26%	U.S. CPI NSA	At Term(1)	534	(40)	574	—
London Clearing House*	5/09/23	100,000		2.26%	U.S. CPI NSA	At Term(1)	197	—	197	—
London Clearing House*	5/10/23	160,000		2.28%	U.S. CPI NSA	At Term(1)	185	—	185	—
London Clearing House*	7/26/26	500,000		1.73%	U.S. CPI NSA	At Term(1)	(30,284)	(26,802)	—	(3,482)
London Clearing House*	9/12/26	460,000		1.80%	U.S. CPI NSA	At Term(1)	(24,331)	(21,247)	—	(3,084)
London Clearing House*	9/15/26	300,000		1.78%	U.S. CPI NSA	At Term(1)	(16,557)	(14,562)	—	(1,995)
London Clearing House*	9/20/27	150,000		2.18%	U.S. CPI NSA	At Term(1)	(3,657)	—	—	(3,657)
London Clearing House*	9/25/27	100,000		2.15%	U.S. CPI NSA	At Term(1)	(2,757)	—	—	(2,757)
London Clearing House*	10/17/27	300,000		2.16%	U.S. CPI NSA	At Term(1)	(8,005)	—	—	(8,005)
London Clearing House*	2/05/28	330,000		2.34%	U.S. CPI NSA	At Term(1)	(1,967)	716	—	(2,683)
London Clearing House*	5/09/28	150,000		2.36%	U.S. CPI NSA	At Term(1)	(239)	—	—	(239)
London Clearing House*	5/09/28	100,000		2.35%	U.S. CPI NSA	At Term(1)	(230)	—	—	(230)
London Clearing House*	5/10/28	160,000		2.36%	U.S. CPI NSA	At Term(1)	(207)	—	—	(207)
London Clearing House#	12/15/47	260,000		2.00%	U.S. Fed Fund Effective Rate	Annual	32,173	(487)	32,660	—

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)		Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House#	12/20/47	90,000		2.50%	U.S. Fed Fund Effective Rate	Annual	$2,105	$225	$1,880	$—
London Clearing House#	12/20/47	55,000		2.48%	U.S. Fed Fund Effective Rate	Annual	1,277	246	1,031	—
London Clearing House*	6/15/31	900,000	GBP	3.10%	United Kingdom RPI All Items NSA	At Term(1)	(78,540)	(104,556)	26,016	—
London Clearing House*	10/15/31	640,000	GBP	3.53%	United Kingdom RPI All Items NSA	At Term(1)	18,663	1,654	17,009	—
London Clearing House*	9/15/32	100,000	GBP	3.47%	United Kingdom RPI All Items NSA	At Term(1)	1,381	(775)	2,156	—
London Clearing House*	10/15/46	80,000	GBP	3.59%	United Kingdom RPI All Items NSA	At Term(1)	(7,028)	(4,520)	—	(2,508)
London Clearing House*	3/15/47	130,000	GBP	3.43%	United Kingdom RPI All Items NSA	At Term(1)	4,490	8,234	—	(3,744)
							$158,211	$(99,149)	$481,568	$(224,208)
OVER THE COUNTER
Bank of America NA*	2/16/20	830,000	ILS	0.97%	3-Month TELBOR	Annual	(2,356)	4	—	(2,360)
Bank of America NA*	6/20/20	510,000	ILS	0.37%	3-Month TELBOR	Annual	208	—	208	—
Barclays Bank PLC*	6/20/20	440,000	ILS	0.37%	3-Month TELBOR	Annual	170	—	170	—
Deutsche Bank AG*	6/20/20	420,000	ILS	0.41%	3-Month TELBOR	Annual	71	—	71	—
Goldman Sachs Bank USA*	6/20/20	340,000	ILS	0.37%	3-Month TELBOR	Annual	139	26	113	—
Bank of America NA#	2/16/28	180,000	ILS	1.96%	3-Month TELBOR	Annual	15	(13)	28	—
Bank of America NA#	6/20/28	110,000	ILS	2.00%	3-Month TELBOR	Annual	(222)	—	—	(222)
JP Morgan Chase Bank, N.A.#	6/20/28	90,000	ILS	2.08%	3-Month TELBOR	Annual	—	—	—	—
Barclays Bank PLC#	6/20/28	90,000	ILS	1.95%	3-Month TELBOR	Annual	(289)	—	—	(289)
Goldman Sachs Bank USA#	6/20/28	70,000	ILS	2.00%	3-Month TELBOR	Annual	(141)	—	—	(141)
Bank of America NA*	11/23/20	2,400,000		1.57%	U.S. CPI NSA	At Term(1)	62,653	—	62,653	—
Morgan Stanley Capital Services LLC#	7/18/26	500,000		1.79%	U.S. CPI NSA	At Term(1)	(27,858)	—	—	(27,858)
Morgan Stanley Capital Services LLC#	7/19/26	800,000		1.81%	U.S. CPI NSA	At Term(1)	(42,793)	—	—	(42,793)
Morgan Stanley Capital Services LLC*	7/20/26	500,000		1.80%	U.S. CPI NSA	At Term(1)	(27,178)	—	—	(27,178)
Morgan Stanley Capital Services LLC*	9/20/26	200,000		1.81%	U.S. CPI NSA	At Term(1)	(10,688)	—	—	(10,688)
							$(48,269)	$17	$63,243	$(111,529)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS							$109,942	$(99,132)	$544,811	$(335,737)

July 31, 2018 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

At July 31, 2018, the Wilmington Real Asset Fund had open credit default swap agreements as follows:

Counterparty	Termination Date	Notional Amount(a)		Fixed Rate	Reference Equity / Obligation	Payment Frequency	Implied Credit Spread at July 31, 2018(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Intercontinental Exchange###	6/20/23	$960,000		5.00%	CDX.NA.HY.30.5Y	Quarter	3.34%	$(67,724)	$(61,424)	$—	$(6,300)
Intercontinental Exchange###	12/20/20	20,000	EUR	1.00%	Daimler AG	Quarter	0.46%	349	332	17	—
Intercontinental Exchange###	12/20/21	900,000	EUR	1.00%	iTRAXX.Europe.S26.5Y	Quarter	0.40%	(23,360)	(14,549)	—	(8,811)
Intercontinental Exchange###	12/20/22	2,300,000	EUR	1.00%	iTRAXX.Europe.S28.5Y	Quarter	0.58%	(56,571)	(62,072)	5,501	—
								$(147,306)	$(137,713)	$5,518	$(15,111)
OVER THE COUNTER
Goldman Sachs International##	10/17/57	400,000		0.50%	CMBX.NA.AAA.8	Monthly	0.37%	2,498	(26,117)	28,615	—
Deutsche Bank AG##	10/17/57	400,000		0.50%	CMBX.NA.AAA.8	Monthly	0.37%	2,498	(20,855)	23,353	—
								$4,996	$(46,972)	$51,968	$—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS								$(142,310)	$(184,685)	$57,486	$(15,111)

(1)	Termination date or maturity date.
(2)	Notional Amount denominated in USD unless otherwise noted.
*	Portfolio pays the fixed rate and receives the floating rate.
#	Portfolio pays the floating rate and receives the fixed rate.
##

The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

###

The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a)

“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional Amount denominated in USD unless otherwise noted.

(b)

“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington Diversified Income Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 36.7%
EXCHANGE-TRADED FUNDS – 29.5%
iShares iBoxx High Yield Corporate Bond ETF#	33,800	$2,910,856
iShares International Select Dividend ETF#	200,100	6,669,333
SPDR Dow Jones International Real Estate ETF#	42,625	1,693,918
Vanguard REIT ETF	13,000	1,065,220

TOTAL EXCHANGE-TRADED FUNDS		$12,339,327
INFLATION-PROTECTED SECURITIES FUNDS – 7.2%
Vanguard Inflation-Protected Securities Fund, Admiral Shares	118,866	2,996,600

TOTAL INVESTMENT COMPANIES (COST $15,536,917)		$15,335,927

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 2012-114, Class VM, 3.50%, 10/25/25	$120,916	120,870
WHOLE LOAN – 0.0%**
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.86%, 2/25/34Δ	16,148	16,457
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.95%, 11/25/35Δ	6,658	6,547

TOTAL WHOLE LOAN		$23,004

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $157,816)		$143,874
CORPORATE BONDS – 7.8%
AEROSPACE & DEFENSE – 0.0%**
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	25,000	23,964
AUTOMOTIVE – 0.1%
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	40,000	39,467
BEVERAGES – 0.2%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	20,903

Description	Par Value	Value
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.00%, 1/15/20	$10,000	$9,814
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	37,965

TOTAL BEVERAGES		$68,682
BIOTECHNOLOGY – 0.2%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	24,700
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	25,000	23,983
Celgene Corp., Sr. Unsecured, 4.55%, 2/20/48	45,000	42,704

TOTAL BIOTECHNOLOGY		$91,387
CAPITAL MARKETS – 0.3%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	55,000	52,824
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	35,000	33,433
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	9,956
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	17,635

TOTAL CAPITAL MARKETS		$113,848
COMMERCIAL BANKS – 0.5%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	29,751
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	100,000	99,938
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	20,281
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	30,000	29,614
US Bancorp, Series V, Sr. Unsecured, MTN, 2.63%, 1/24/22	45,000	44,006

TOTAL COMMERCIAL BANKS		$223,590
CONSUMER FINANCE – 0.1%
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	25,000	24,414
DIVERSIFIED FINANCIAL SERVICES – 1.0%
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	18,636

July 31, 2018 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	$38,000	$38,102
Citigroup, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	35,000	33,825
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	125,437
HSBC USA, Inc., Sr. Unsecured, 2.63%, 9/24/18	40,000	40,005
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	100,000	96,967
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	38,289
Wells Fargo & Co., Series M, Subordinated, MTN, 3.45%, 2/13/23	35,000	34,383

TOTAL DIVERSIFIED FINANCIAL SERVICES		$425,644
ELECTRIC – 0.3%
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	10,000	10,022
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	92,727
Pacific Gas & Electric Co., Sr. Unsecured, 3.75%, 2/15/24	20,000	19,451

TOTAL ELECTRIC		$122,200
ENVIRONMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	34,722
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	24,650

TOTAL ENVIRONMENTAL CONTROL		$59,372
FOOD & STAPLES RETAILING – 0.1%
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22#	35,000	33,886
FOREST PRODUCTS & PAPER – 0.2%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	35,000	36,333
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	50,000	46,774

TOTAL FOREST PRODUCTS & PAPER		$83,107
HEALTH CARE EQUIPMENT & SUPPLIES – 0.0%**
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	4,000	3,972
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	20,000	19,859

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$23,831
HEALTH CARE PROVIDERS & SERVICES – 0.3%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	30,000	28,658

Description	Par Value	Value
Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	$35,000	$33,006
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	24,156
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	25,000	23,334

TOTAL HEALTH CARE PROVIDERS & SERVICES		$109,154
HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22#	65,000	67,315
HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47#	15,000	13,699
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21#	60,000	61,220

TOTAL HOUSEHOLD PRODUCTS		$74,919
INSURANCE – 0.5%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	40,242
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	34,956
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26#	25,000	23,984
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	61,887
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	44,223

TOTAL INSURANCE		$205,292
MEDIA – 0.2%
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	75,000	70,261
Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44#	10,000	9,937
Warner Media LLC, Company Guaranteed, 4.85%, 7/15/45	25,000	23,481

TOTAL MEDIA		$103,679
MISCELLANEOUS MANUFACTURING – 0.1%
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	45,242
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	20,000	20,056

TOTAL MISCELLANEOUS MANUFACTURING		$65,298
OIL & GAS – 0.5%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	48,277
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	30,000	29,882
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	19,794

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	$20,000	$20,674
Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20#	55,000	54,293
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	24,618
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	10,429

TOTAL OIL & GAS		$207,967
PHARMACEUTICALS – 0.3%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	30,000	29,670
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	19,086
CVS Health Corp., Sr. Unsecured, 5.05%, 3/25/48	30,000	31,203
Medco Health Solutions, Inc., Sr. Unsecured, 4.13%, 9/15/20#	20,000	20,257
Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47#	20,000	18,630

TOTAL PHARMACEUTICALS		$118,846
PIPELINES – 0.8%
Energy Transfer Partners LP, Company Guaranteed, 3.60%, 2/01/23	35,000	34,452
Energy Transfer Partners LP, Company Guaranteed, 4.20%, 4/15/27	40,000	38,820
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	35,000	34,969
Kinder Morgan, Inc., Company Guaranteed, 5.20%, 3/01/48	40,000	40,762
MPLX LP, Sr. Unsecured, 4.00%, 3/15/28	30,000	29,077
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	50,680
Spectra Energy Partners LP, Sr. Unsecured, 2.95%, 9/25/18	100,000	100,012
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45#	25,000	23,785

TOTAL PIPELINES		$352,557
REAL ESTATE INVESTMENT TRUSTS – 0.7%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	15,698
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27#	25,000	23,994
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20#	100,000	103,024
HCP, Inc., Sr. Unsecured, 2.63%, 2/01/20	100,000	98,894
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	14,931

Description	Par Value	Value
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	$40,000	$39,316
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	14,634

TOTAL REAL ESTATE INVESTMENT TRUSTS		$310,491
SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	34,147
TELECOMMUNICATIONS – 0.2%
AT&T, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.91%), 3.23%, 11/27/18Δ	55,000	55,133
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	14,060

TOTAL TELECOMMUNICATIONS		$69,193
TRANSPORTATION – 0.4%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	27,452
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	13,913
Ryder System, Inc., Sr. Unsecured, MTN, 2.65%, 3/02/20	100,000	99,021
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	10,000	9,581

TOTAL TRANSPORTATION		$149,967
TRUCKING & LEASING – 0.2%
GATX Corp., Sr. Unsecured, 2.60%, 3/30/20	60,000	59,307
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	20,000	20,995

TOTAL TRUCKING & LEASING		$80,302

TOTAL CORPORATE BONDS (COST $3,305,276)		$3,282,519

	Number of Shares
COMMON STOCKS – 38.4%
CONSUMER DISCRETIONARY – 2.2%
AUTOMOBILES – 0.5%
General Motors Co.	5,000	189,550
HOTELS, RESTAURANTS & LEISURE – 0.4%
Extended Stay America, Inc.	8,775	186,820
HOUSEHOLD DURABLES – 0.6%
Newell Brands, Inc.	9,100	238,329
TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Tapestry, Inc.	6,275	295,678

TOTAL CONSUMER DISCRETIONARY		$910,377
CONSUMER STAPLES – 3.3%

July 31, 2018 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value
BEVERAGES – 0.6%
Coca-Cola Co. (The)	4,775	$222,658
FOOD & STAPLES RETAILING – 0.7%
CVS Health Corp.	4,650	301,599
HOUSEHOLD PRODUCTS – 0.7%
Procter & Gamble Co. (The)	3,525	285,102
TOBACCO – 1.3%
Altria Group, Inc.	5,150	302,202
Philip Morris International, Inc.	2,850	245,955

		$548,157

TOTAL CONSUMER STAPLES		$1,357,516
ENERGY – 5.5%
ENERGY EQUIPMENT & SERVICES – 0.6%
Schlumberger Ltd.	3,575	241,384
OIL, GAS & CONSUMABLE FUELS – 4.9%
BP PLC ADR	7,200	324,648
Chevron Corp.	4,075	514,550
Exxon Mobil Corp.	2,850	232,304
Occidental Petroleum Corp.	4,900	411,257
Suncor Energy, Inc.	8,200	345,548
Targa Resources Corp.	4,850	247,690

		$2,075,997

TOTAL ENERGY		$2,317,381
FINANCIALS – 8.8%
CAPITAL MARKETS – 1.1%
Invesco Ltd.	7,950	214,570
Main Street Capital Corp.#	5,650	222,893

		$437,463
COMMERCIAL BANKS – 4.4%
First Hawaiian, Inc.	7,150	202,059
PacWest Bancorp	6,825	342,752
Toronto-Dominion Bank (The)	5,700	337,326
Umpqua Holdings Corp.	14,625	311,512
United Bankshares, Inc.#	7,850	290,057
Wells Fargo & Co.	6,500	372,385

		$1,856,091
DIVERSIFIED FINANCIAL SERVICES – 1.3%
JPMorgan Chase & Co.	4,850	557,508
INSURANCE – 2.0%
MetLife, Inc.	7,230	330,700
Old Republic International Corp.	14,625	311,659
Sun Life Financial, Inc.	5,000	204,450

		$846,809

TOTAL FINANCIALS		$3,697,871

Description	Number of Shares	Value
HEALTH CARE – 5.2%
BIOTECHNOLOGY – 1.0%
Amgen, Inc.	950	$186,723
Gilead Sciences, Inc.	3,025	235,436

		$422,159
PHARMACEUTICALS – 4.2%
AbbVie, Inc.	4,200	387,366
Johnson & Johnson	3,250	430,690
Merck & Co., Inc.	7,300	480,851
Pfizer, Inc.	11,250	449,212

		$1,748,119

TOTAL HEALTH CARE		$2,170,278
INDUSTRIALS – 3.4%
AEROSPACE & DEFENSE – 1.0%
Lockheed Martin Corp.	1,240	404,364
AIR FREIGHT & LOGISTICS – 0.7%
United Parcel Service, Inc., Class B	2,425	290,733
ELECTRICAL EQUIPMENT – 0.9%
Emerson Electric Co.	4,950	357,786
MISCELLANEOUS MANUFACTURING – 0.8%
Eaton Corp. PLC	4,300	357,631

TOTAL INDUSTRIALS		$1,410,514
INFORMATION TECHNOLOGY – 3.8%
COMMUNICATIONS EQUIPMENT – 1.4%
Cisco Systems, Inc.	14,175	599,461
IT SERVICES – 0.6%
International Business Machines Corp.	1,625	235,511
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%
Maxim Integrated Products, Inc.	6,300	385,182
QUALCOMM, Inc.	5,975	382,938

		$768,120

TOTAL INFORMATION TECHNOLOGY		$1,603,092
MATERIALS – 0.9%
CHEMICALS – 0.9%
LyondellBasell Industries NV, Class A	3,325	368,377
REAL ESTATE – 2.0%
REAL ESTATE INVESTMENT TRUSTS – 2.0%
Blackstone Mortgage Trust, Inc., Class A#	8,625	285,833
Park Hotels & Resorts, Inc.	7,000	218,960
Weyerhaeuser Co.	10,100	345,218

		$850,011

TOTAL REAL ESTATE		$850,011
TELECOMMUNICATION SERVICES – 0.9%

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
AT&T, Inc.	11,300	$361,261
UTILITIES – 2.4%
ELECTRIC UTILITIES – 2.4%
American Electric Power Co., Inc.	3,375	240,098
Duke Energy Corp.	2,575	210,172
FirstEnergy Corp.	7,625	270,154
NextEra Energy, Inc.	1,770	296,546

		$1,016,970

TOTAL UTILITIES		$1,016,970

TOTAL COMMON STOCKS (COST $14,766,388)		$16,063,648

	Par Value
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	$48,746	50,818
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	37,304	40,547

TOTAL AIRLINES		$91,365

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $85,158)		$91,365
MORTGAGE-BACKED SECURITIES – 5.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.0%
Pool C00478, 8.50%, 9/01/26	1,303	1,510
Pool A15865, 5.50%, 11/01/33	30,305	32,769
Pool A19412, 5.00%, 3/01/34	87,830	94,748
Pool G05774, 5.00%, 1/01/40	174,335	186,479
Pool C03517, 4.50%, 9/01/40	22,959	24,031
Pool C03849, 3.50%, 4/01/42	43,889	43,561
Pool C04305, 3.00%, 11/01/42	153,070	147,594
Pool C09020, 3.50%, 11/01/42	131,399	131,413
Pool G07889, 3.50%, 8/01/43	31,327	31,055
Pool Q23891, 4.00%, 12/01/43	35,968	36,591
Pool G60038, 3.50%, 1/01/44	104,303	104,314

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$834,065
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.2%
Pool 580676, 1.63%, 11/27/18	165,000	164,753
Pool AB4089, 3.00%, 12/01/26	22,612	22,493
Pool 533246, 7.50%, 4/01/30	3,551	3,648

Description	Par Value	Value
Pool AJ4050, 4.00%, 10/01/41	$73,694	$75,452
Pool AX5302, 4.00%, 1/01/42	23,130	23,681
Pool AT7899, 3.50%, 7/01/43	57,702	57,236
Pool AS0302, 3.00%, 8/01/43	64,065	62,237
Pool AL6325, 3.00%, 10/01/44	58,330	56,666
Pool BC0830, 3.00%, 4/01/46	74,541	71,951
Pool BC9468, 3.00%, 6/01/46	21,657	20,892
Pool BD7166, 4.50%, 4/01/47	77,231	80,134
Pool BE3625, 3.50%, 5/01/47	145,739	144,534
Pool BE3702, 4.00%, 6/01/47	201,201	204,517
Pool BE3767, 3.50%, 7/01/47	15,051	14,926
Pool BJ0650, 3.50%, 3/01/48	232,710	230,782
Pool BJ9169, 4.00%, 5/01/48	114,698	116,593

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,350,495
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	7,160	8,030
Pool 354765, 7.00%, 2/15/24	12,531	13,399
Pool 354827, 7.00%, 5/15/24	9,129	9,539

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$30,968

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,270,523)		$2,215,528
U.S. TREASURY – 7.8%
U.S. TREASURY BONDS – 1.6%
2.50%, 2/15/46	65,000	57,996
2.75%, 8/15/47	70,000	65,564
3.00%, 11/15/44	53,000	52,258
3.00%, 11/15/45	8,000	7,884
3.00%, 2/15/47	21,000	20,687
3.00%, 5/15/47	30,000	29,534
3.13%, 8/15/44	11,000	11,092
3.38%, 5/15/44	139,000	146,329
3.63%, 2/15/44	87,000	95,394
4.38%, 5/15/40	120,000	145,227
4.75%, 2/15/37	21,000	26,212

TOTAL U.S. TREASURY BONDS		$658,177
U.S. TREASURY NOTES – 6.2%
1.13%, 2/28/21	250,000	239,984
1.50%, 12/31/18	87,000	86,757
1.50%, 3/31/19	100,000	99,472
1.50%, 11/30/19	40,000	39,446
1.50%, 8/15/26	90,000	80,734
1.63%, 11/15/22	96,000	91,359
1.63%, 5/15/26	195,000	177,238
1.75%, 5/15/23	405,000	385,300
2.00%, 10/31/21#	165,000	160,978

July 31, 2018 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
2.00%, 4/30/24	$170,000	$162,053
2.00%, 2/15/25	115,000	108,727
2.00%, 8/15/25	35,000	32,949
2.13%, 8/31/20	115,000	113,679
2.13%, 6/30/22	175,000	170,594
2.13%, 11/30/23	215,000	207,131
2.13%, 5/15/25	140,000	133,152
2.25%, 11/15/24	80,000	76,986
2.25%, 11/15/25	5,000	4,777
2.38%, 8/15/24	140,000	135,950
3.50%, 5/15/20	100,000	101,446

TOTAL U.S. TREASURY NOTES		$2,608,712

TOTAL U.S. TREASURY (COST $3,349,294)		$3,266,889

	Number of Shares
MONEY MARKET FUND – 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	1,447,462	1,447,462

TOTAL MONEY MARKET FUND (COST $1,447,462)		$1,447,462

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $40,918,834)		$41,847,212

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 11.9%
REPURCHASE AGREEMENTS – 11.9%
Bank of Montreal, 1.90%, dated 7/31/18, due 8/01/18, repurchase price $365,875, collateralized by U.S. Treasury Securities, 1.00% to 2.75%, maturing 11/30/19 to 9/09/49; total market value of $373,173.	$365,856	365,856
Daiwa Capital Markets America, 1.94%, dated 7/31/18, due 8/01/18, repurchase price $919,943, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 10/01/18 to 9/09/49; total market value of $938,291.	919,893	919,893
HSBC Securities USA, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $919,942, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 8/15/25 to 2/01/48; total market value of $938,291.	919,893	919,893

Description	Par Value	Value
National Bank Financial, 2.01%, dated 7/31/18, due 8/01/18, repurchase price $919,944, collateralized by U.S. Treasury Securities, 0.00% to 6.25%, maturing 9/06/18 to 9/09/49; total market value of $938,290.	$919,893	$919,893
Nomura Securities International, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $919,942, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.50%, maturing 8/15/18 to 6/20/68; total market value of $938,291.	919,893	919,893
RBC Dominion Securities, Inc., 1.92%, dated 7/31/18, due 8/01/18, repurchase price $919,942, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 8/15/18 to 9/09/49; total market value of $938,291.	919,893	919,893

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,965,321)		$4,965,321

TOTAL INVESTMENTS – 111.9% (COST $45,884,155)		$46,812,533
COLLATERAL FOR SECURITIES ON LOAN – (11.9%)		(4,965,321)
OTHER LIABILITIES LESS ASSETS – 0.0%**		(16,740)

TOTAL NET ASSETS – 100.0%		$41,830,472

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Diversified Income Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$15,335,927	$—	$—	$15,335,927
Collateralized Mortgage Obligations	—	143,874	—	143,874
Corporate Bonds	—	3,282,519	—	3,282,519
Common Stocks	16,063,648	—	—	16,063,648
Enhanced Equipment Trust Certificates	—	91,365	—	91,365
Mortgage-Backed Securities	—	2,215,528	—	2,215,528
U.S. Treasury	—	3,266,889	—	3,266,889
Money Market Fund	1,447,462	—	—	1,447,462
Repurchase Agreements	—	4,965,321	—	4,965,321

Total	$32,847,037	$13,965,496	$—	$46,812,533

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2018, these liquid restricted securities amounted to $125,437 representing 0.30% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

USD - United States Dollar

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.1%
FINANCIAL SERVICES – 0.1%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$393,714	$401,853

TOTAL ASSET-BACKED SECURITY (COST $393,714)		$401,853
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 2005-29, Class WC, 4.75%, 4/25/35	23,154	23,794
Series 2012-114, Class VM, 3.50%, 10/25/25	1,632,359	1,631,745

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,655,539
WHOLE LOAN – 0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.86%, 2/25/34Δ	80,161	81,695
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	29,945	30,017
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.95%, 11/25/35Δ	133,155	130,944
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	77,878	78,319

TOTAL WHOLE LOAN		$320,975

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,163,958)		$1,976,514
COMMERCIAL PAPER – 6.6%◆
BP Capital Markets PLC, 2.17%, 8/01/18Ω	7,000,000	6,999,578
CanNat Energy, Inc., 2.41%, 8/09/18Ω	5,000,000	4,996,988
Cardinal Health, Inc., 2.15%, 8/01/18Ω	3,000,000	2,999,821
E.I. DuPont, 2.15%, 8/06/18Ω	7,000,000	6,997,492
Edison International, 2.10%, 8/01/18Ω	5,000,000	4,999,708
Enterprise Products Operating LLC, 2.25%, 8/20/18	5,000,000	4,993,750
General Mills, Inc., 2.09%, 8/06/18Ω	2,000,000	1,999,303

TOTAL COMMERCIAL PAPER (COST $33,988,710)		$33,986,640

Description	Par Value	Value
CORPORATE BONDS – 39.7%
AEROSPACE & DEFENSE – 1.4%
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	$2,000,000	$1,996,377
Lockheed Martin Corp., Sr. Unsecured, 4.70%, 5/15/46	975,000	1,046,472
Northrop Grumman Corp., Sr. Unsecured, 2.93%, 1/15/25	1,000,000	954,771
Northrop Grumman Corp., Sr. Unsecured, 4.03%, 10/15/47	1,765,000	1,690,416
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	1,600,000	1,533,666

TOTAL AEROSPACE & DEFENSE		$7,221,702
AUTOMOTIVE – 1.7%
Daimler Finance North America LLC, Company Guaranteed, 1.50%, 7/05/19Ω	2,000,000	1,974,462
Daimler Finance North America LLC, Company Guaranteed, 2.30%, 1/06/20Ω	2,000,000	1,971,956
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21#,Ω	250,000	252,222
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	523,884
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	451,629
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,047,400
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	1,430,000	1,427,991
General Motors Financial Co., Inc., Company Guaranteed, 2.35%, 10/04/19#	1,000,000	993,425

TOTAL AUTOMOTIVE		$8,642,969
BEVERAGES – 0.9%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,175,809
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.60%, 1/15/19	1,900,000	1,897,520
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.53%, 11/15/21	1,000,000	963,964
Keurig Dr. Pepper, Inc., Company Guaranteed, 5.09%, 5/25/48#,Ω	700,000	727,470

TOTAL BEVERAGES		$4,764,763
BIOTECHNOLOGY – 0.9%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	1,968,430

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      63

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	$1,500,000	$1,493,849
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	1,305,000	1,251,918

TOTAL BIOTECHNOLOGY		$4,714,197
BUILDING PRODUCTS – 0.0%**
Johnson Controls International PLC, (Current rate until maturity), Sr. Unsecured, 4.63%, 7/02/44ÿ	100,000	97,204
CAPITAL MARKETS – 1.9%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	714,992
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.16%), 3.51%, 4/23/20Δ	425,000	430,786
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.20%), 3.54%, 9/15/20Δ	1,425,000	1,449,578
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	915,000	893,990
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 0.00%), 3.27%, 9/29/25Δ	800,000	768,346
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 0.00%), 3.69%, 6/05/28Δ	2,080,000	1,986,850
Morgan Stanley, Sr. Unsecured, GMTN, (3 month USD LIBOR + 0.55%), 2.89%, 2/10/21Δ	1,625,000	1,628,781
Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	316,629
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	502,773
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	829,802

TOTAL CAPITAL MARKETS		$9,522,527
COMMERCIAL BANKS – 4.1%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,626,384
BB&T Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 0.65%), 2.99%, 4/01/22Δ	2,000,000	2,013,346
Branch Banking & Trust Co., Subordinated, 3.80%, 10/30/26	1,000,000	995,772
Citibank NA, Sr. Unsecured, BKNT, 3.40%, 7/23/21	1,400,000	1,399,445
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,249,221
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	537,433
Fifth Third Bank, Sr. Unsecured, BKNT, 1.63%, 9/27/19	2,000,000	1,970,311

Description	Par Value	Value
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	$750,000	$744,377
PNC Bank NA, Sr. Unsecured, BKNT, 2.40%, 10/18/19	1,500,000	1,491,921
PNC Bank NA, Subordinated, BKNT, 2.95%, 1/30/23	350,000	338,550
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,501,644
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	2,000,000	1,997,653
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,456,003
US Bancorp, Subordinated, MTN, 2.95%, 7/15/22	2,000,000	1,956,255
US Bank NA, Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	1,982,002

TOTAL COMMERCIAL BANKS		$21,260,317
COMMERCIAL FINANCE – 0.1%
General Electric Co., Subordinated, 5.30%, 2/11/21	250,000	260,574
CONSUMER FINANCE – 0.9%
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	800,000	787,774
American Express Credit Corp., Sr. Unsecured, MTN, 2.20%, 3/03/20	1,000,000	986,560
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	750,000	748,808
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	1,365,000	1,333,026
Capital One NA, Sr. Unsecured, 2.35%, 1/31/20	1,000,000	987,849

TOTAL CONSUMER FINANCE		$4,844,017
DIVERSIFIED FINANCIAL SERVICES – 2.8%
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,020,345
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	992,767
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	435,287
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	256,757
Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	256,513
Citigroup, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.00%), 2.88%, 7/24/23Δ	2,060,000	1,990,871
Citigroup, Inc., Subordinated, 4.13%, 7/25/28	1,650,000	1,588,488
Comerica, Inc., Sr. Unsecured, 3.70%, 7/31/23	1,000,000	1,002,494
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,254,370

July 31, 2018 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	$100,000	$103,320
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	678,768
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 month USD LIBOR + 1.00%), 3.31%, 5/15/47Δ	1,000,000	880,491
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	1,927,707
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	2,075,000	1,986,251

TOTAL DIVERSIFIED FINANCIAL SERVICES		$14,374,429
ELECTRIC – 2.3%
Baltimore Gas & Electric Co., Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,406,475
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	951,893
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	724,352
Dominion Energy, Inc., Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,485,077
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	305,675
Entergy Arkansas, Inc., 1st Mortgage, 4.95%, 12/15/44	1,000,000	998,066
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,339,385
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 7/15/27	800,000	781,367
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,300,168
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	501,813
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	1,000,000	999,993

TOTAL ELECTRIC		$11,794,264
ENVIRONMENTAL CONTROL – 0.5%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,245,025
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,498,705

TOTAL ENVIRONMENTAL CONTROL		$2,743,730
FOOD – 0.1%
Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45	500,000	497,280
FOOD & STAPLES RETAILING – 0.7%
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,719,908
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	2,060,000	1,994,458

TOTAL FOOD & STAPLES RETAILING		$3,714,366

Description	Par Value	Value
FOREST PRODUCTS & PAPER – 0.6%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	$1,665,000	$1,728,420
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,403,234

TOTAL FOREST PRODUCTS & PAPER		$3,131,654
HEALTH CARE EQUIPMENT & SUPPLIES – 1.2%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	221,000	219,454
Becton Dickinson & Co., Sr. Unsecured, 3.70%, 6/06/27	3,000,000	2,884,689
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	1,000,000	1,024,072
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,092,265
Zimmer Biomet Holdings, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.75%), 3.08%, 3/19/21Δ	1,000,000	1,000,843

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$6,221,323
HEALTH CARE PROVIDERS & SERVICES – 1.1%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,576,193
Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	2,080,000	1,961,526
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	589,671
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	1,350,000	1,260,062
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	280,536

TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,667,988
HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,553,429
HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	870,000	794,542
INSURANCE – 1.9%
American International Group, Inc., Sr. Unsecured, 4.20%, 4/01/28	1,000,000	996,537
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,458,769
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,059,853
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	948,801
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22#	1,000,000	1,018,868
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,323,902
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	247,260

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      65

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	$1,000,000	$1,031,444
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,685,406

TOTAL INSURANCE		$9,770,840
MEDIA – 1.1%
21st Century Fox America, Inc., Company Guaranteed, 4.75%, 11/15/46	1,000,000	1,067,264
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,030,490
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	1,500,000	1,501,990
Discovery Communications LLC, Company Guaranteed, 3.95%, 3/20/28	1,000,000	960,767
Warner Media LLC, Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,117,705

TOTAL MEDIA		$5,678,216
METALS & MINING – 0.2%
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,040,058
MISCELLANEOUS MANUFACTURING – 0.5%
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,123,393
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	480,000	481,352
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	740,554

TOTAL MISCELLANEOUS MANUFACTURING		$2,345,299
OIL & GAS – 2.3%
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	925,000	921,367
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	1,500,000	1,509,380
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	737,328
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,498,874
Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ω	1,500,000	1,497,070
Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	2,870,000	2,833,086
Sempra Energy, Sr. Unsecured, 2.90%, 2/01/23	760,000	736,466
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,331,614
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	587,172

TOTAL OIL & GAS		$11,652,357
PHARMACEUTICALS – 1.4%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,468,645

Description	Par Value	Value
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	$460,000	$438,987
CVS Health Corp., Sr. Unsecured, 5.05%, 3/25/48	1,510,000	1,570,553
Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	2,000,000	1,926,168
Medco Health Solutions, Inc., Sr. Unsecured, 4.13%, 9/15/20	940,000	952,092
Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	1,005,000	936,175

TOTAL PHARMACEUTICALS		$7,292,620
PIPELINES – 2.8%
Energy Transfer Partners LP, Company Guaranteed, 3.60%, 2/01/23	870,000	856,371
Energy Transfer Partners LP, Company Guaranteed, 5.30%, 4/15/47	2,250,000	2,143,149
Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	1,075,000	1,063,205
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	499,148
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,965,000	1,963,278
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,017,274
Kinder Morgan, Inc., Company Guaranteed, 5.20%, 3/01/48	2,040,000	2,078,845
MPLX LP, Sr. Unsecured, 4.70%, 4/15/48	1,000,000	951,501
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,126,231
Spectra Energy Partners LP, Sr. Unsecured, 2.95%, 9/25/18	2,000,000	2,000,245
Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	670,000	644,439

TOTAL PIPELINES		$14,343,686
REAL ESTATE INVESTMENT TRUSTS – 3.5%
American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19	2,000,000	2,006,235
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	415,000	434,310
American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	1,000,000	909,151
AvalonBay Communities, Inc., Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,152,471
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27#	1,420,000	1,362,849
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	2,115,000	2,113,249
Digital Realty Trust LP, Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,093,744
HCP, Inc., Sr. Unsecured, 2.63%, 2/01/20	1,000,000	988,945
HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,002,838

July 31, 2018 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	$450,000	$447,931
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	260,447
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	683,117
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	892,659
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	800,000	747,463
Ventas Realty LP, Company Guaranteed, 2.70%, 4/01/20	3,000,000	2,970,609

TOTAL REAL ESTATE INVESTMENT TRUSTS		$18,066,018
RETAIL – 0.2%
Nordstrom, Inc., Sr. Unsecured, 5.00%, 1/15/44	1,000,000	919,770
SEMICONDUCTORS – 0.2%
QUALCOMM, Inc., Sr. Unsecured, 3.25%, 5/20/27	1,000,000	945,869
SOFTWARE – 0.6%
Oracle Corp., Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,783,919
Oracle Corp., Sr. Unsecured, 4.00%, 7/15/46	1,300,000	1,269,420

TOTAL SOFTWARE		$3,053,339
TELECOMMUNICATIONS – 1.2%
AT&T, Inc., Sr. Unsecured, 2.38%, 11/27/18	2,000,000	1,999,437
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	792,052
Cisco Systems, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.34%), 2.66%, 9/20/19Δ	1,600,000	1,605,907
Verizon Communications, Inc., Sr. Unsecured, 4.86%, 8/21/46	2,000,000	2,010,429

TOTAL TELECOMMUNICATIONS		$6,407,825
TRANSPORTATION – 1.1%
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	685,000	635,361
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	255,908
Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,431,575
Ryder System, Inc., Sr. Unsecured, MTN, 3.50%, 6/01/21	500,000	500,098
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	980,000	938,949
Union Pacific Corp., Sr. Unsecured, 4.38%, 11/15/65	1,000,000	946,602

TOTAL TRANSPORTATION		$5,708,493

Description	Par Value	Value
TRUCKING & LEASING – 1.0%
GATX Corp., Sr. Unsecured, 2.60%, 3/30/20	$2,000,000	$1,976,916
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	1,065,000	983,838
GATX Corp., Sr. Unsecured, 3.85%, 3/30/27	1,500,000	1,438,456
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	640,000	671,842

TOTAL TRUCKING & LEASING		$5,071,052

TOTAL CORPORATE BONDS (COST $207,099,415)		$204,116,717
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.1%
AIRLINES – 0.1%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	216,269	223,020
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	152,331	158,805
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	233,148	253,422
Delta Air Lines, 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	132,673	138,491

TOTAL AIRLINES		$773,738

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $734,421)		$773,738
GOVERNMENT AGENCIES – 1.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.7%
1.25%, 10/02/19	1,300,000	1,280,623
1.75%, 5/30/19	2,000,000	1,989,426
2.38%, 1/13/22	125,000	122,985

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,393,034
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
6.25%, 5/15/29	750,000	953,549
7.25%, 5/15/30	400,000	554,447

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,507,996

TOTAL GOVERNMENT AGENCIES (COST $4,765,679)		$4,901,030
MORTGAGE-BACKED SECURITIES – 21.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.3%
Pool B17616, 5.50%, 1/01/20	27,234	27,435
Pool G12709, 5.00%, 7/01/22	29,522	30,239
Pool C00478, 8.50%, 9/01/26	11,730	13,586

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      67

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool E09010, 2.50%, 9/01/27	$852,161	$832,839
Pool G18497, 3.00%, 1/01/29	107,555	107,059
Pool C01272, 6.00%, 12/01/31	22,846	24,942
Pool A13990, 4.50%, 10/01/33	28,806	30,108
Pool G01625, 5.00%, 11/01/33	30,335	32,305
Pool G08097, 6.50%, 11/01/35	14,520	16,121
Pool G02296, 5.00%, 6/01/36	162,105	173,161
Pool G02390, 6.00%, 9/01/36	5,272	5,794
Pool G05317, 5.00%, 4/01/37	639,936	683,562
Pool G03703, 5.50%, 12/01/37	16,683	18,080
Pool G04776, 5.50%, 7/01/38	54,091	58,633
Pool G05500, 5.00%, 5/01/39	562,132	600,042
Pool A93415, 4.00%, 8/01/40	1,456,901	1,493,496
Pool A93505, 4.50%, 8/01/40	1,114,229	1,166,193
Pool A93996, 4.50%, 9/01/40	872,121	912,769
Pool G06222, 4.00%, 1/01/41	1,623,765	1,664,638
Pool A97047, 4.50%, 2/01/41	865,151	905,093
Pool G06956, 4.50%, 8/01/41	867,781	907,866
Pool C03750, 3.50%, 2/01/42	345,693	345,727
Pool C03849, 3.50%, 4/01/42	175,554	174,245
Pool Q08305, 3.50%, 5/01/42	986,034	980,817
Pool C04305, 3.00%, 11/01/42	2,696,890	2,600,418
Pool C09020, 3.50%, 11/01/42	2,485,247	2,485,494
Pool G07266, 4.00%, 12/01/42	2,159,535	2,194,569
Pool C04444, 3.00%, 1/01/43	98,050	95,348
Pool C09029, 3.00%, 3/01/43	445,391	433,120
Pool G08534, 3.00%, 6/01/43	555,882	540,574
Pool Q19476, 3.50%, 6/01/43	1,018,069	1,017,071
Pool C09044, 3.50%, 7/01/43	1,175,014	1,173,863
Pool G07889, 3.50%, 8/01/43	1,080,408	1,071,038
Pool G07624, 4.00%, 12/01/43	1,021,029	1,042,072
Pool G60038, 3.50%, 1/01/44	5,304,124	5,304,650
Pool G07680, 4.00%, 4/01/44	1,637,247	1,670,858
Pool G07943, 4.50%, 8/01/44	121,462	125,987
Pool G08607, 4.50%, 9/01/44	740,336	767,919
Pool Q33547, 3.50%, 5/01/45	1,019,146	1,011,568
Pool Q36970, 4.00%, 10/01/45	517,377	526,976
Pool G60384, 4.50%, 12/01/45	82,123	85,255
Pool Q39438, 4.00%, 3/01/46	3,762,201	3,831,810
Pool Q39644, 3.50%, 3/01/46	4,793,236	4,769,315
Pool G08705, 3.00%, 5/01/46	328,626	317,982
Pool G08708, 4.50%, 5/01/46	627,751	651,019

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$42,921,656

Description	Par Value	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.1%
Pool 254833, 4.50%, 8/01/18	$6	$6
Pool 975207, 5.00%, 3/01/23	31,867	32,289
Pool AE2520, 3.00%, 1/01/26	392,623	389,291
Pool 329794, 7.00%, 2/01/26	17,685	18,803
Pool 256639, 5.00%, 2/01/27	12,377	13,111
Pool 256752, 6.00%, 6/01/27	19,562	21,246
Pool 402255, 6.50%, 12/01/27	1,257	1,283
Pool AB8997, 2.50%, 4/01/28	183,963	178,200
Pool AS4480, 2.50%, 2/01/30	1,151,492	1,117,876
Pool AS7462, 2.50%, 6/01/31	451,516	437,349
Pool 254007, 6.50%, 10/01/31	12,872	14,131
Pool 638023, 6.50%, 4/01/32	51,878	55,355
Pool 642345, 6.50%, 5/01/32	48,760	54,341
Pool 651292, 6.50%, 7/01/32	65,172	67,462
Pool 686398, 6.00%, 3/01/33	147,435	157,307
Pool 745412, 5.50%, 12/01/35	21,351	23,147
Pool 888789, 5.00%, 7/01/36	229,609	245,351
Pool 256515, 6.50%, 12/01/36	14,400	15,812
Pool AE0217, 4.50%, 8/01/40	138,220	144,623
Pool AB1796, 3.50%, 11/01/40	883,052	882,450
Pool AH5583, 4.50%, 2/01/41	401,154	419,745
Pool 890551, 4.50%, 8/01/41	82,772	86,609
Pool AL0658, 4.50%, 8/01/41	480,997	503,296
Pool AL1319, 4.50%, 10/01/41	888,470	923,167
Pool AL6302, 4.50%, 10/01/41	836,793	875,602
Pool AX5302, 4.00%, 1/01/42	1,399,277	1,432,639
Pool AK4523, 4.00%, 3/01/42	1,599,928	1,629,002
Pool AL2034, 4.50%, 4/01/42	194,408	203,443
Pool AB7936, 3.00%, 2/01/43	1,698,163	1,638,133
Pool AL3761, 4.50%, 2/01/43	304,198	318,091
Pool MA1458, 3.00%, 6/01/43	508,658	494,153
Pool AT7899, 3.50%, 7/01/43	2,987,566	2,963,460
Pool AS0302, 3.00%, 8/01/43	4,608,775	4,477,254
Pool TBA, 5.00%, 8/01/43	6,700,000	7,075,828
Pool AU4279, 3.00%, 9/01/43	887,277	861,985
Pool AL5537, 4.50%, 4/01/44	384,595	402,407
Pool AS3155, 4.00%, 8/01/44	103,264	104,960
Pool AX0833, 3.50%, 9/01/44	984,116	978,429
Pool AL6325, 3.00%, 10/01/44	2,956,246	2,871,952
Pool AS5136, 4.00%, 6/01/45	430,366	438,699
Pool AZ7362, 4.00%, 11/01/45	1,169,469	1,192,085
Pool AZ9565, 3.50%, 12/01/45	1,973,004	1,963,109
Pool BC0326, 3.50%, 12/01/45	1,524,982	1,517,349
Pool BC0245, 3.00%, 2/01/46	825,921	799,301
Pool BC0830, 3.00%, 4/01/46	1,242,345	1,199,179
Pool AS7568, 4.50%, 7/01/46	239,233	248,399
Pool MA2771, 3.00%, 10/01/46	502,411	484,939
Pool AS8276, 3.00%, 11/01/46	1,709,613	1,649,054
Pool BC9003, 3.00%, 11/01/46	1,524,156	1,471,120

July 31, 2018 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool BE3767, 3.50%, 7/01/47	$2,130,646	$2,113,025
Pool BH2618, 3.50%, 8/01/47	607,490	602,461
Pool MA3088, 4.00%, 8/01/47	2,261,708	2,298,959
Pool BH4010, 4.50%, 9/01/47	1,964,601	2,040,560
Pool BJ0639, 4.00%, 3/01/48	831,575	845,317
Pool BJ0650, 3.50%, 3/01/48	11,524,567	11,429,069
Pool BJ9169, 4.00%, 5/01/48	4,746,130	4,824,526

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$67,246,739
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	11,387	12,771
Pool 354713, 7.50%, 12/15/23	8,977	9,462
Pool 354765, 7.00%, 2/15/24	21,959	23,479
Pool 354827, 7.00%, 5/15/24	15,214	15,898
Pool 360869, 7.50%, 5/15/24	17,633	18,088
Pool 385623, 7.00%, 5/15/24	22,022	23,570
Pool 2077, 7.00%, 9/20/25	6,539	7,050
Pool 503405, 6.50%, 4/15/29	19,065	20,157

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$130,475

TOTAL MORTGAGE-BACKED SECURITIES (COST $113,899,757)		$110,298,870
U.S. TREASURY – 32.2%
U.S. TREASURY BONDS – 7.0%
2.50%, 2/15/45	2,135,000	1,910,940
2.50%, 2/15/46	280,000	249,829
2.75%, 11/15/47	8,070,000	7,556,133
2.88%, 8/15/45	300,000	288,676
3.00%, 5/15/42	500,000	494,167
3.00%, 11/15/44	2,000,000	1,972,007
3.00%, 5/15/45	2,000,000	1,971,700
3.00%, 11/15/45	765,000	753,938
3.00%, 2/15/47	1,098,000	1,081,615
3.00%, 5/15/47	1,695,000	1,668,649
3.00%, 2/15/48#	4,000,000	3,938,456
3.13%, 8/15/44	6,637,000	6,692,412
3.63%, 2/15/44	2,106,000	2,309,194
3.63%, 8/15/43	881,000	964,760
3.75%, 11/15/43	365,000	407,859
5.25%, 2/15/29	500,000	602,782
5.38%, 2/15/31#	600,000	749,616
6.25%, 5/15/30	500,000	661,865
6.38%, 8/15/27	450,000	572,095
8.88%, 2/15/19#	1,130,000	1,168,875

TOTAL U.S. TREASURY BONDS		$36,015,568

Description	Par Value	Value
U.S. TREASURY NOTES – 25.2%
1.25%, 10/31/18#	$2,085,000	$2,080,790
1.25%, 1/31/19	250,000	248,756
1.38%, 3/31/20	3,300,000	3,232,716
1.38%, 9/30/18	1,240,000	1,238,654
1.38%, 2/28/19	2,500,000	2,487,181
1.50%, 12/31/18	2,486,000	2,479,059
1.50%, 1/31/19	9,400,000	9,366,449
1.50%, 5/31/19	535,000	531,093
1.50%, 11/30/19	1,145,000	1,129,151
1.63%, 3/31/19	820,000	816,439
1.63%, 11/30/20	1,710,000	1,667,926
1.63%, 5/31/23	12,400,000	11,723,222
1.63%, 2/15/26	3,000,000	2,734,697
1.63%, 5/15/26	4,695,000	4,267,351
1.63%, 8/15/22	6,000,000	5,728,679
1.63%, 11/15/22	1,928,000	1,834,800
1.75%, 9/30/19	5,700,000	5,650,448
1.75%, 3/31/22	5,000,000	4,817,822
1.75%, 5/15/22	380,000	365,562
1.75%, 5/15/23	2,000,000	1,902,716
1.88%, 6/30/20	5,845,000	5,759,688
2.00%, 11/15/21	1,000,000	975,428
2.00%, 4/30/24	10,195,000	9,718,415
2.00%, 2/15/25	4,655,000	4,401,096
2.00%, 8/15/25	295,000	277,714
2.00%, 11/15/26	4,180,000	3,889,439
2.13%, 6/30/22	6,615,000	6,448,458
2.13%, 5/15/25	2,500,000	2,377,715
2.13%, 8/15/21	3,750,000	3,678,918
2.25%, 7/31/21	6,600,000	6,501,701
2.25%, 11/15/25	230,000	219,758
2.38%, 8/15/24	5,600,000	5,438,008
2.50%, 3/31/23	7,000,000	6,896,847
2.50%, 8/15/23	200,000	196,742
2.63%, 11/15/20	500,000	498,869
2.75%, 2/15/28	6,000,000	5,895,289
3.13%, 5/15/19	750,000	754,248
3.63%, 2/15/20	750,000	761,307
4.00%, 8/15/18	500,000	500,385

TOTAL U.S. TREASURY NOTES		$129,493,536

TOTAL U.S. TREASURY (COST $169,077,292)		$165,509,104

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Broad Market Bond Fund (continued)

Description	Number of Shares	Value
MONEY MARKET FUND – 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	2,590,043	$2,590,043

TOTAL MONEY MARKET FUND (COST $2,590,043)		$2,590,043

TOTAL INVESTMENTS IN SECURITIES – 102.0% (COST $534,712,989)		$524,554,509

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.4%
REPURCHASE AGREEMENTS – 2.4%
Daiwa Capital Markets America, 1.94%, dated 7/31/18, due 8/01/18, repurchase price $2,321,481, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 10/01/18 to 9/09/49; total market value of $2,367,783.	$2,321,356	2,321,356
Deutsche Bank Securities, Inc., 1.91%, dated 7/31/18, due 8/01/18, repurchase price $599,624, collateralized by U.S. Treasury Securities, 2.25% to 2.75%, maturing 5/31/23 to 11/15/27; total market value of $611,584.	599,592	599,592
Mizuho Securities USA LLC, 1.92%, dated 7/31/18, due 8/01/18, repurchase price $2,321,480, collateralized by U.S. Government Agency, 2.00% to 7.50%, maturing 8/01/23 to 2/01/48; total market value of $2,367,783.	2,321,356	2,321,356
National Bank Financial, 2.01%, dated 7/31/18, due 8/01/18, repurchase price $2,321,486, collateralized by U.S. Treasury Securities, 0.00% to 6.25%, maturing 9/06/18 to 9/09/49; total market value of $2,367,782.	2,321,356	2,321,356
Nomura Securities International, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $2,321,480, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.50%, maturing 8/15/18 to 6/20/68; total market value of $2,367,783.	2,321,356	2,321,356
RBC Dominion Securities, Inc., 1.92%, dated 7/31/18, due 8/01/18, repurchase price $2,321,480, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 8/15/18 to 9/09/49; total market value of $2,367,783.	2,321,356	2,321,356

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,206,372)		$12,206,372

Description	Value
TOTAL INVESTMENTS – 104.4% (COST $546,919,361)	$536,760,881
COLLATERAL FOR SECURITIES ON LOAN – (2.4%)	(12,206,372)
OTHER LIABILITIES LESS ASSETS – (2.0%)	(10,190,288)

TOTAL NET ASSETS – 100.0%	$514,364,221

July 31, 2018 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$401,853	$—	$401,853
Collateralized Mortgage Obligations	—	1,976,514	—	1,976,514
Commercial Paper	—	33,986,640	—	33,986,640
Corporate Bonds	—	204,116,717	—	204,116,717
Enhanced Equipment Trust Certificates	—	773,738	—	773,738
Government Agencies	—	4,901,030	—	4,901,030
Mortgage-Backed Securities	—	110,298,870	—	110,298,870
U.S. Treasury	—	165,509,104	—	165,509,104
Money Market Fund	2,590,043	—	—	2,590,043
Repurchase Agreements	—	12,206,372	—	12,206,372

Total	$2,590,043	$534,170,838	$—	$536,760,881

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

◆	The rate shown reflects the effective yield at purchase date.
Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2018, these liquid restricted securities amounted to $39,372,461 representing 7.65% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.
**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT - Bank Note	LP - Limited Partnership
FHLMC - Federal Home Loan Mortgage Corporation	MTN - Medium Term Note
FNMA - Federal National Mortgage Association	NA - National Association
GMTN - Global Medium Term Note	PLC - Public Limited Company
GNMA - Government National Mortgage Association	REIT - Real Estate Investment Trust
LIBOR - London Interbank Offered Rate	TBA - To Be Announced Security
LLC - Limited Liability Corporation	USD - United States Dollar

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 612514, (12 month USD LIBOR + 1.72%), 4.34%, 5/01/33Δ	$21,013	$21,976

TOTAL ADJUSTABLE RATE MORTGAGE (COST $20,984)		$21,976
COMMERCIAL PAPER – 2.5%◆
COMMERCIAL PAPER – 2.5%
BP Capital Markets PLC, 2.17%, 8/01/18Ω	1,000,000	999,940
Cardinal Health, Inc., 2.15%, 8/01/18Ω	1,000,000	999,940

TOTAL COMMERCIAL PAPER (COST $2,000,000)		$1,999,880
CORPORATE BONDS – 56.5%
AEROSPACE & DEFENSE – 1.1%
L3 Technologies, Inc., Company Guaranteed, 3.85%, 6/15/23	90,000	90,103
Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23#	500,000	492,769
Rockwell Collins, Inc., Sr. Unsecured, 1.95%, 7/15/19	150,000	148,630
United Technologies Corp., Sr. Unsecured, 1.50%, 11/01/19	150,000	147,519

TOTAL AEROSPACE & DEFENSE		$879,021
AUTO MANUFACTURERS – 0.3%
General Motors Co., Sr. Unsecured, 3.50%, 10/02/18	220,000	220,389
AUTOMOTIVE – 2.4%
Ford Motor Credit Co. LLC, Series 1, Sr. Unsecured, (3 month USD LIBOR + 0.83%), 3.16%, 3/12/19Δ	1,000,000	1,002,984
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	700,000	699,016
Toyota Motor Credit Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 0.37%), 2.70%, 3/12/20#,Δ	250,000	250,970

TOTAL AUTOMOTIVE		$1,952,970
BEVERAGES – 0.6%
Keurig Dr. Pepper, Inc., Company Guaranteed, 3.55%, 5/25/21Ω	300,000	300,205
PepsiCo, Inc., Sr. Unsecured, 2.38%, 10/06/26	250,000	229,557

TOTAL BEVERAGES		$529,762

Description	Par Value	Value
BIOTECHNOLOGY – 2.0%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	$500,000	$492,108
Amgen, Inc., Sr. Unsecured, 2.20%, 5/11/20	270,000	265,698
Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23	225,000	211,562
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	430,000	428,237
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	260,000	249,424

TOTAL BIOTECHNOLOGY		$1,647,029
BUILDING PRODUCTS – 0.5%
Johnson Controls International PLC, (Current rate until maturity), Sr. Unsecured, 3.63%, 7/02/24ÿ	400,000	393,305
CAPITAL MARKETS – 4.4%
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.60%, 8/17/20	475,000	471,373
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, (3 month USD LIBOR + 0.63%), 2.66%, 5/16/23Δ	400,000	387,587
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.80%, 5/04/26#	300,000	282,614
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.16%), 3.51%, 4/23/20Δ	500,000	506,807
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	210,000	201,691
Morgan Stanley, Sr. Unsecured, 2.50%, 1/24/19	325,000	324,886
Morgan Stanley, Sr. Unsecured, 3.63%, 1/20/27	500,000	480,211
Morgan Stanley, Sr. Unsecured, GMTN, (3 month USD LIBOR + 0.55%), 2.89%, 2/10/21Δ	240,000	240,558
State Street Corp., Subordinated, 3.10%, 5/15/23	250,000	245,862
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	450,000	440,863

TOTAL CAPITAL MARKETS		$3,582,452
COMMERCIAL BANKS – 4.5%
BB&T Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 0.65%), 2.99%, 4/01/22Δ	345,000	347,302

July 31, 2018 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Branch Banking & Trust Co., Subordinated, 3.63%, 9/16/25	$500,000	$493,043
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24#	500,000	507,013
Fifth Third Bank, Sr. Unsecured, BKNT, 1.63%, 9/27/19	500,000	492,578
Huntington National Bank (The), Sr. Unsecured, 2.40%, 4/01/20	350,000	345,028
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	250,000	248,126
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	420,000	420,460
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	250,000	249,707
SunTrust Banks, Inc., Sr. Unsecured, 2.70%, 1/27/22	250,000	243,067
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.13%, 4/07/21	370,000	358,632

TOTAL COMMERCIAL BANKS		$3,704,956
COMMERCIAL SERVICES & SUPPLIES – 0.6%
Total System Services, Inc., Sr. Unsecured, 3.80%, 4/01/21	525,000	527,189
COMPUTERS – 0.9%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.10%, 10/04/19Ω	750,000	741,685
CONSUMER FINANCE – 1.5%
American Express Co., Sr. Unsecured, (3 month USD LIBOR + 0.53%), 2.85%, 5/17/21Δ	165,000	165,984
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	260,000	256,027
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	100,000	99,841
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	170,000	166,018
Capital One Financial Corp., Sr. Unsecured, (3 month USD LIBOR + 0.95%), 3.28%, 3/09/22Δ	250,000	251,379
Capital One NA, Sr. Unsecured, (3 month USD LIBOR + 0.77%), 3.10%, 9/13/19Δ	300,000	301,564

TOTAL CONSUMER FINANCE		$1,240,813
DIVERSIFIED FINANCIAL SERVICES – 6.1%
American Honda Finance Corp., Sr. Unsecured, MTN, 1.20%, 7/12/19#	120,000	118,395
Bank of America Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 0.63%), 2.33%, 10/01/21Δ	350,000	341,772
Bank of America Corp., Sr. Unsecured, MTN, 2.50%, 10/21/22	415,000	396,487
Bank of America Corp., Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	254,192
Bank of Montreal, Sr. Unsecured, MTN, 1.50%, 7/18/19#	250,000	247,170

Description	Par Value	Value
Bank of Montreal, Sr. Unsecured, MTN, (3 month USD LIBOR + 0.34%), 2.68%, 7/13/20Δ	$125,000	$125,370
Bank of Montreal, Sr. Unsecured, MTN, 1.90%, 8/27/21	430,000	412,071
Berkshire Hathaway, Inc., Sr. Unsecured, 2.75%, 3/15/23	175,000	170,809
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	300,000	308,109
Canadian Imperial Bank of Commerce, Sr. Unsecured, BKNT, 2.10%, 10/05/20	255,000	248,812
Charles Schwab Corp. (The), Sr. Unsecured, (3 month USD LIBOR + 0.32%), 2.65%, 5/21/21Δ	155,000	155,470
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 3/02/27	665,000	638,601
Citigroup, Inc., Sr. Unsecured, 2.45%, 1/10/20	450,000	446,016
Comerica, Inc., Sr. Unsecured, 3.70%, 7/31/23	200,000	200,499
HSBC USA, Inc., Sr. Unsecured, 2.00%, 8/07/18	220,000	219,984
JPMorgan Chase & Co., Sr. Unsecured, 2.55%, 10/29/20	250,000	246,224
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	250,000	256,208
Westpac Banking Corp., Sr. Unsecured, 3.40%, 1/25/28	240,000	229,381

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,015,570
ELECTRIC – 4.1%
Entergy Corp., Sr. Unsecured, 2.95%, 9/01/26#	505,000	463,589
Exelon Generation Co. LLC, Sr. Unsecured, 2.95%, 1/15/20	700,000	693,232
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 7/15/27	200,000	195,342
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	750,000	766,723
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	250,000	249,295
Progress Energy, Inc., Sr. Unsecured, 3.15%, 4/01/22	250,000	246,560
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	500,000	486,575
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	300,000	295,630

TOTAL ELECTRIC		$3,396,946
ENVIRONMENTAL CONTROL – 0.2%
Waste Management, Inc., Company Guaranteed, 2.40%, 5/15/23	160,000	152,486
FOOD & STAPLES RETAILING – 0.9%
General Mills, Inc., Sr. Unsecured, 3.70%, 10/17/23#	240,000	238,945

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      73

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Kroger Co. (The), Sr. Unsecured, 2.30%, 1/15/19	$250,000	$249,517
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21#	250,000	245,701

TOTAL FOOD & STAPLES RETAILING		$734,163
HEALTH CARE EQUIPMENT & SUPPLIES – 1.2%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	78,000	77,454
Medtronic Global Holdings SCA, Company Guaranteed, 1.70%, 3/28/19	400,000	397,703
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	500,000	512,036

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$987,193
HEALTH CARE PROVIDERS & SERVICES – 2.7%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	235,000	224,488
Cardinal Health, Inc., Sr. Unsecured, 1.95%, 6/14/19	180,000	178,574
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	339,394
Cardinal Health, Inc., Sr. Unsecured, 3.41%, 6/15/27#	200,000	184,959
CVS Health Corp., Sr. Unsecured, (3 month USD LIBOR + 0.63%), 2.96%, 3/09/20Δ	500,000	501,209
CVS Health Corp., Sr. Unsecured, 3.70%, 3/09/23	500,000	496,373
UnitedHealth Group, Inc., Sr. Unsecured, 2.38%, 10/15/22	300,000	288,353

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,213,350
HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 2.40%, 3/01/19	220,000	219,370
INSURANCE – 1.1%
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	235,853
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	251,512
Hartford Financial Services Group, Inc. (The), Sr. Unsecured, 5.13%, 4/15/22	360,000	379,520

TOTAL INSURANCE		$866,885
MEDIA – 1.6%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	350,000	345,600
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	500,000	500,663
Discovery Communications LLC, Company Guaranteed, 2.95%, 3/20/23	220,000	210,466
Warner Media LLC, Company Guaranteed, 2.95%, 7/15/26	270,000	244,731

TOTAL MEDIA		$1,301,460

Description	Par Value	Value
MISCELLANEOUS MANUFACTURING – 1.9%
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	$330,000	$338,409
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	250,000	247,443
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	425,000	426,197
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	508,601

TOTAL MISCELLANEOUS MANUFACTURING		$1,520,650
OIL & GAS – 2.6%
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	750,000	754,690
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	123,713
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	413,482
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	370,000	369,755
Total Capital International SA, Company Guaranteed, (3 month USD LIBOR + 0.35%), 2.68%, 6/19/19Δ	450,000	451,717

TOTAL OIL & GAS		$2,113,357
PHARMACEUTICALS – 1.8%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	300,000	296,696
AbbVie, Inc., Sr. Unsecured, 3.60%, 5/14/25	350,000	342,048
Allergan Funding SCS, Company Guaranteed, (3 month USD LIBOR + 1.26%), 3.58%, 3/12/20Δ	500,000	504,802
Medco Health Solutions, Inc., Sr. Unsecured, 4.13%, 9/15/20	250,000	253,216
Zoetis, Inc., Sr. Unsecured, 3.00%, 9/12/27	125,000	116,945

TOTAL PHARMACEUTICALS		$1,513,707
PIPELINES – 3.1%
Enterprise Products Operating LLC, Company Guaranteed, 2.55%, 10/15/19	325,000	324,699
Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	225,000	222,531
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	650,000	649,430
Kinder Morgan, Inc., Company Guaranteed, 4.30%, 3/01/28	500,000	496,696
MPLX LP, Sr. Unsecured, 3.38%, 3/15/23	50,000	48,975
Spectra Energy Partners LP, Sr. Unsecured, 2.95%, 9/25/18	302,000	302,037
Valero Energy Partners LP, Sr. Unsecured, 4.38%, 12/15/26	500,000	498,597

TOTAL PIPELINES		$2,542,965

July 31, 2018 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
REAL ESTATE INVESTMENT TRUSTS – 5.8%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	$250,000	$249,452
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	505,000	528,498
American Tower Corp., Sr. Unsecured, 3.55%, 7/15/27	235,000	219,769
Boston Properties LP, Sr. Unsecured, 2.75%, 10/01/26	400,000	362,717
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	425,000	424,648
HCP, Inc., Sr. Unsecured, 3.75%, 2/01/19	200,000	200,785
HCP, Inc., Sr. Unsecured, 2.63%, 2/01/20	250,000	247,236
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	537,518
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	550,000	536,571
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	300,000	280,299
Ventas Realty LP, Company Guaranteed, 2.70%, 4/01/20	550,000	544,612
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.25%, 3/01/22	250,000	254,793
Welltower, Inc., Sr. Unsecured, 4.25%, 4/01/26#	330,000	327,326

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,714,224
RETAIL – 0.2%
Home Depot, Inc. (The), Sr. Unsecured, 2.13%, 9/15/26	225,000	202,035
SOFTWARE – 1.3%
Microsoft Corp., Sr. Unsecured, 1.10%, 8/08/19	350,000	345,142
Microsoft Corp., Sr. Unsecured, 1.55%, 8/08/21	175,000	168,093
Oracle Corp., Sr. Unsecured, 1.90%, 9/15/21	250,000	241,624
Oracle Corp., Sr. Unsecured, 3.25%, 11/15/27	300,000	291,999

TOTAL SOFTWARE		$1,046,858
TELECOMMUNICATIONS – 1.0%
AT&T, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.93%), 3.26%, 6/30/20Δ	500,000	505,204
Cisco Systems, Inc., Sr. Unsecured, 2.20%, 9/20/23	295,000	279,211

TOTAL TELECOMMUNICATIONS		$784,415
TRANSPORTATION – 1.2%
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	265,000	253,900

Description	Par Value	Value
Ryder System, Inc., Sr. Unsecured, MTN, 3.40%, 3/01/23	$500,000	$493,869
Union Pacific Corp., Sr. Unsecured, 3.75%, 7/15/25	250,000	252,006

TOTAL TRANSPORTATION		$999,775
TRUCKING & LEASING – 0.6%
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26#	505,000	466,515

TOTAL CORPORATE BONDS (COST $46,896,066)		$46,211,495
GOVERNMENT AGENCIES – 3.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.1%
1.38%, 5/01/20#	750,000	733,230
1.75%, 5/30/19	605,000	601,801
2.38%, 1/13/22	1,000,000	983,878
3.75%, 3/27/19	250,000	252,368

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,571,277

TOTAL GOVERNMENT AGENCIES (COST $2,602,888)		$2,571,277
MORTGAGE-BACKED SECURITIES – 1.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool C90293, 7.50%, 9/01/19	10,735	11,044
Pool B19228, 4.50%, 4/01/20	6,736	6,764
Pool C90504, 6.50%, 12/01/21	10,312	11,138
Pool G01625, 5.00%, 11/01/33	30,335	32,305
Pool A18401, 6.00%, 2/01/34	50,042	54,894
Pool G08097, 6.50%, 11/01/35	23,496	26,087
Pool G02390, 6.00%, 9/01/36	9,227	10,140
Pool G08193, 6.00%, 4/01/37	27,393	30,103

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$182,475
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.8%
Pool 254833, 4.50%, 8/01/18	7	7
Pool 839291, 5.00%, 9/01/20	1,343	1,363
Pool AE2520, 3.00%, 1/01/26	498,042	493,816
Pool 256639, 5.00%, 2/01/27	24,755	26,222
Pool 256752, 6.00%, 6/01/27	24,452	26,558
Pool 257007, 6.00%, 12/01/27	39,598	43,001
Pool 254240, 7.00%, 3/01/32	39,336	44,447
Pool 745412, 5.50%, 12/01/35	21,522	23,332

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$658,746
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 780825, 6.50%, 7/15/28	54,564	59,928

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Pool 2616, 7.00%, 7/20/28	$34,683	$40,243
Pool 2701, 6.50%, 1/20/29	66,951	72,938
Pool 426727, 7.00%, 2/15/29	5,863	6,105
Pool 781231, 7.00%, 12/15/30	31,015	34,431

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$213,645

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,014,874)		$1,054,866
U.S. TREASURY – 35.2%
U.S. TREASURY NOTES – 35.2%
1.00%, 6/30/19#	250,000	246,808
1.38%, 1/31/21	500,000	483,560
1.38%, 5/31/21	660,000	635,134
1.50%, 8/15/26	500,000	448,521
1.63%, 5/31/23	1,000,000	945,421
1.63%, 10/31/23	1,000,000	939,961
1.63%, 2/15/26	1,000,000	911,566
1.63%, 5/15/26	25,000	22,723
1.75%, 5/15/23	1,000,000	951,358
1.88%, 7/31/22	450,000	434,010
2.00%, 7/31/20	250,000	246,737
2.00%, 11/15/21	1,000,000	975,428
2.00%, 2/15/22	500,000	486,624
2.00%, 7/31/22#	250,000	242,328
2.00%, 2/15/23	1,000,000	964,791
2.00%, 2/15/25	1,003,000	948,292
2.00%, 8/15/25	1,500,000	1,412,104
2.00%, 11/15/26	650,000	604,817
2.13%, 1/31/21	500,000	492,545
2.13%, 6/30/21	625,000	613,932
2.13%, 8/15/21	825,000	809,362
2.13%, 9/30/21	500,000	490,056
2.13%, 5/15/25	1,250,000	1,188,858
2.25%, 1/31/24	1,400,000	1,355,549
2.25%, 11/15/25	1,500,000	1,433,207
2.25%, 2/15/27	30,000	28,421
2.25%, 11/15/27	500,000	471,348
2.38%, 8/15/24	750,000	728,305
2.50%, 3/31/23	275,000	270,948
2.50%, 8/15/23	1,000,000	983,709
2.50%, 5/15/24	1,000,000	979,193
2.63%, 8/15/20	500,000	499,490
2.75%, 5/31/23	2,120,000	2,111,625
2.75%, 11/15/23	1,000,000	994,497
2.75%, 2/15/28	2,100,000	2,063,351
2.88%, 5/15/28#	250,000	248,256
3.13%, 5/15/21	550,000	555,298

Description	Par Value	Value
3.63%, 2/15/20	$500,000	$507,538

TOTAL U.S. TREASURY NOTES		$28,725,671

TOTAL U.S. TREASURY (COST $29,636,009)		$28,725,671

	Number of Shares
MONEY MARKET FUND – 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	981,684	981,684

TOTAL MONEY MARKET FUND (COST $981,684)		$981,684

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $83,152,505)		$81,566,849

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.2%
REPURCHASE AGREEMENTS – 3.2%
Daiwa Capital Markets America, 1.94%, dated 7/31/18, due 8/01/18, repurchase price $494,223, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 10/01/18 to 9/09/49; total market value of $504,080.	$494,196	494,196
Deutsche Bank Securities, Inc., 1.91%, dated 7/31/18, due 8/01/18, repurchase price $129,272, collateralized by U.S. Treasury Securities, 2.25% to 2.75%, maturing 5/31/23 to 11/15/27; total market value of $131,850.	129,265	129,265
Mizuho Securities USA LLC, 1.92%, dated 7/31/18, due 8/01/18, repurchase price $494,222, collateralized by U.S. Government Agency, 2.00% to 7.50%, maturing 8/01/23 to 2/01/48; total market value of $504,080.	494,196	494,196
National Bank Financial, 2.01%, dated 7/31/18, due 8/01/18, repurchase price $494,224, collateralized by U.S. Treasury Securities, 0.00% to 6.25%, maturing 9/06/18 to 9/09/49; total market value of $504,080.	494,196	494,196
Nomura Securities International, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $494,222, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.50%, maturing 8/15/18 to 6/20/68; total market value of $504,080.	494,196	494,196

July 31, 2018 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
RBC Dominion Securities, Inc., 1.92%, dated 7/31/18, due 8/01/18, repurchase price $494,222, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 8/15/18 to 9/09/49; total market value of $504,080.	$494,196	$494,196

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,600,245)		$2,600,245

TOTAL INVESTMENTS – 103.0% (COST $85,752,750)		$84,167,094
COLLATERAL FOR SECURITIES ON LOAN – (3.2%)		(2,600,245)
OTHER ASSETS LESS LIABILITIES – 0.2%		159,579

TOTAL NET ASSETS – 100.0%		$81,726,428

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$21,976	$—	$21,976
Commercial Paper	—	1,999,880	—	1,999,880
Corporate Bonds	—	46,211,495	—	46,211,495
Government Agencies	—	2,571,277	—	2,571,277
Mortgage-Backed Securities	—	1,054,866	—	1,054,866
U.S. Treasury	—	28,725,671	—	28,725,671
Money Market Fund	981,684	—	—	981,684
Repurchase Agreements	—	2,600,245	—	2,600,245

Total	$981,684	$83,185,410	$—	$84,167,094

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2018, these liquid restricted securities amounted to $4,178,248 representing 5.11% of total net assets.

♦	The rate shown reflects the effective yield at purchase date.
ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT - Bank Note

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      77

Wilmington Intermediate-Term Bond Fund (concluded)

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

PLC - Public Limited Company

USD - United States Dollar

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, (UST Yield Curve CMT 1 Year + 2.07%), 3.19%, 9/01/27Δ	$41	$43

TOTAL ADJUSTABLE RATE MORTGAGE (COST $42)		$43
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
Series 1989-112, Class I, 6.50%, 1/15/21	147	151
Series 1990-136, Class E, 6.00%, 4/15/21	624	628
Series 1990-141, Class D, 5.00%, 5/15/21	206	208
Series 1993-1577, Class PK, 6.50%, 9/15/23	13,248	13,891
Series 1993-1644, Class K, 6.75%, 12/15/23	10,488	11,095
Series 1994-1686, Class PJ, 5.00%, 2/15/24	1,197	1,230
Series 2011-3799, Class GK, 2.75%, 1/15/21	43,427	43,204

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$70,407
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.7%
Series 1993-113, Class PK, 6.50%, 7/25/23	15,278	16,118
Series 1993-127, Class H, 6.50%, 7/25/23	14,777	15,578
Series 1993-202, Class J, 6.50%, 11/25/23	8,889	9,481
Series 1994-3, Class PL, 5.50%, 1/25/24	16,408	16,935
Series 1994-55, Class H, 7.00%, 3/25/24	17,671	18,889
Series 2009-70, Class NM, 3.25%, 8/25/19	7,130	7,133
Series 2011-66, Class QE, 2.00%, 7/25/21	176,340	173,672
Series 2011-81, Class PA, 3.50%, 8/25/26	1,083,584	1,093,962

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,351,768
WHOLE LOAN – 0.7%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.86%, 2/25/34Δ	85,928	87,573
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.93%, 3/25/34Δ	58,787	59,160
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.95%, 11/25/35Δ	221,925	218,240

TOTAL WHOLE LOAN		$364,973

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,837,873)		$1,787,148

Description	Par Value	Value
COMMERCIAL PAPER – 3.0%◆
COMMERCIAL PAPER – 3.0%
BP Capital Markets PLC, 2.17%, 8/01/18Ω	$1,555,000	$1,554,906

TOTAL COMMERCIAL PAPER (COST $1,555,000)		$1,554,906
CORPORATE BONDS – 59.3%
AEROSPACE & DEFENSE – 1.9%
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18#	1,000,000	998,188
AUTOMOTIVE – 2.0%
Ford Motor Credit Co. LLC, Sr. Unsecured, (3 Month USD LIBOR + 0.83%), 3.16%, 3/12/19Δ	1,000,000	1,002,984
BEVERAGES – 2.0%
Keurig Dr. Pepper, Inc., Company Guaranteed, 4.06%, 5/25/23Ω	1,000,000	1,006,221
BIOTECHNOLOGY – 0.6%
Gilead Sciences, Inc., Sr. Unsecured, 1.85%, 9/04/18	285,000	284,844
CAPITAL MARKETS – 2.0%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.11%), 3.44%, 4/26/22Δ	1,000,000	1,011,478
COMMERCIAL BANKS – 6.8%
KeyBank NA, Sr. Unsecured, BKNT, 2.35%, 3/08/19	1,650,000	1,647,609
PNC Bank NA, Sr. Unsecured, BKNT, 1.95%, 3/04/19	700,000	697,725
US Bank NA, Sr. Unsecured, BKNT, 1.40%, 4/26/19#	1,150,000	1,140,703

TOTAL COMMERCIAL BANKS		$3,486,037
CONSUMER FINANCE – 6.8%
American Express Credit Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.55%), 2.88%, 3/18/19Δ	800,000	801,959
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	750,000	738,538
Capital One Financial Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.76%), 3.10%, 5/12/20Δ	1,000,000	1,005,612
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19#	950,000	946,778

TOTAL CONSUMER FINANCE		$3,492,887

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      79

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
DIVERSIFIED FINANCIAL SERVICES – 6.3%
Canadian Imperial Bank of Commerce, Sr. Unsecured, (3 Month USD LIBOR + 0.52%), 2.83%, 9/06/19#,Δ	$1,000,000	$1,004,967
Citigroup, Inc., Sr. Unsecured, 2.05%, 12/07/18	590,000	589,309
Citigroup, Inc., Sr. Unsecured, 2.05%, 6/07/19	500,000	496,764
Royal Bank of Canada, Sr. Unsecured, GMTN, 2.13%, 3/02/20	665,000	655,807
Wells Fargo & Co., Sr. Unsecured, MTN, 3.00%, 1/22/21	500,000	497,181

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,244,028
ELECTRIC – 5.0%
FirstEnergy Corp., Sr. Unsecured, 2.85%, 7/15/22	1,000,000	965,677
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	600,000	598,309
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	1,000,000	985,433

TOTAL ELECTRIC		$2,549,419
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
Emerson Electric Co., Sr. Unsecured, 5.25%, 10/15/18	485,000	487,698
FOOD & STAPLES RETAILING – 1.9%
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	1,000,000	968,183
FOOD PRODUCTS – 0.8%
Hershey Co. (The), Sr. Unsecured, 1.60%, 8/21/18	400,000	399,732
HEALTH CARE EQUIPMENT & SUPPLIES – 0.2%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	88,000	87,384
HEALTH CARE PROVIDERS & SERVICES – 4.0%
Cardinal Health, Inc., Sr. Unsecured, 1.95%, 6/14/19	600,000	595,247
UnitedHealth Group, Inc., Sr. Unsecured, 1.95%, 10/15/20	1,500,000	1,463,563

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,058,810
HOUSEHOLD PRODUCTS – 2.0%
Church & Dwight Co., Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.15%), 2.49%, 1/25/19Δ	1,000,000	1,000,135
INSURANCE – 1.9%
Metropolitan Life Global Funding I, Sr. Secured, 1.95%, 12/03/18Ω	1,000,000	998,630
MEDIA – 3.9%
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,000,000	1,026,248

Description	Par Value	Value
Walt Disney Co. (The), Sr. Unsecured, MTN, 0.88%, 7/12/19	$980,000	$963,892

TOTAL MEDIA		$1,990,140
OIL & GAS – 3.8%
BP Capital Markets PLC, Company Guaranteed, 1.68%, 5/03/19	950,000	943,536
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	1,000,000	999,339

TOTAL OIL & GAS		$1,942,875
PIPELINES – 2.0%
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,000,000	999,123
TELECOMMUNICATIONS – 1.8%
AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 3.26%, 6/30/20Δ	900,000	909,368
TRANSPORTATION – 2.7%
Union Pacific Corp., Sr. Unsecured, 3.20%, 6/08/21#	1,375,000	1,374,818

TOTAL CORPORATE BONDS (COST $30,465,431)		$30,292,982
GOVERNMENT AGENCIES – 2.9%
FEDERAL HOME LOAN BANK (FHLB) – 2.9%
1.38%, 11/15/19	1,500,000	1,477,383

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,477,383
SMALL BUSINESS ADMINISTRATION – 0.0%**
Small Business Administration Participation Certificates, Series 1999-20I, 1, 7.30%, 9/01/19	898	910

TOTAL SMALL BUSINESS ADMINISTRATION		$910

TOTAL GOVERNMENT AGENCIES (COST $1,498,708)		$1,478,293
MORTGAGE-BACKED SECURITIES – 5.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.7%
Pool 538733, 9.00%, 9/01/19	80	81
Pool G12709, 5.00%, 7/01/22	45,045	46,138
Pool C80328, 7.50%, 7/01/25	14,034	15,152
Pool G14695, 4.50%, 6/01/26	166,867	168,414
Pool G01425, 7.50%, 5/01/32	41,383	47,831
Pool C78010, 5.50%, 4/01/33	530,910	580,690
Pool A18401, 6.00%, 2/01/34	412,403	452,395
Pool G01831, 6.00%, 5/01/35	72,076	79,188

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,389,889
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.3%
Pool MA0909, 3.00%, 11/01/21	211,579	210,769

July 31, 2018 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Pool 334593, 7.00%, 5/01/24	$33,272	$37,541
Pool AE2520, 3.00%, 1/01/26	166,014	164,605
Pool 436746, 6.50%, 8/01/28	21,029	21,736
Pool 440401, 6.50%, 8/01/28	68,181	74,913
Pool 323419, 6.00%, 12/01/28	30,116	32,709
Pool 485678, 6.50%, 3/01/29	14,523	15,025
Pool 494375, 6.50%, 4/01/29	711	724
Pool 252439, 6.50%, 5/01/29	14,299	15,692
Pool 545051, 6.00%, 9/01/29	47,415	51,648
Pool 725418, 6.50%, 5/01/34	78,858	86,563
Pool 833143, 5.50%, 9/01/35	310,256	336,032
Pool 843323, 5.50%, 10/01/35	15,515	16,179
Pool 255933, 5.50%, 11/01/35	68,963	74,730

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,138,866
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 306066, 8.50%, 7/15/21	1,339	1,476
Pool 1061, 9.00%, 4/20/23	6,775	6,952
Pool 346572, 7.00%, 5/15/23	3,302	3,431
Pool 484269, 7.00%, 9/15/28	20,478	21,377
Pool 592505, 6.00%, 4/15/33	130,592	135,148
Pool 581522, 6.00%, 5/15/33	93,042	95,967

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$264,351

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,703,333)		$2,793,106
MUNICIPAL BOND – 0.0%**
DEVELOPMENT – 0.0%**
City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	25,000	26,240

TOTAL MUNICIPAL BOND (COST $25,410)		$26,240
U.S. TREASURY – 25.6%
U.S. TREASURY NOTES – 25.6%
0.75%, 7/15/19#	1,885,000	1,855,045
1.13%, 8/31/21	495,000	470,922
1.50%, 6/15/20	7,880,000	7,714,487
1.75%, 6/30/22	1,150,000	1,104,874
1.88%, 7/31/22	1,000,000	964,467
2.50%, 3/31/23	1,000,000	985,264

TOTAL U.S. TREASURY NOTES		$13,095,059

TOTAL U.S. TREASURY (COST $13,379,479)		$13,095,059

Description	Number of Shares	Value
MONEY MARKET FUND – 0.0%**
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	2,211	$2,211

TOTAL MONEY MARKET FUND (COST $2,211)		$2,211

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $51,467,487)		$51,029,988

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.1%
REPURCHASE AGREEMENTS – 4.1%
Daiwa Capital Markets America, 1.94%, dated 7/31/18, due 8/01/18, repurchase price $399,734, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 10/01/18 to 9/09/49; total market value of $407,706.	$399,712	399,712
Deutsche Bank Securities, Inc., 1.91%, dated 7/31/18, due 8/01/18, repurchase price $103,515, collateralized by U.S. Treasury Securities, 2.25% to 2.75%, maturing 5/31/23 to 11/15/27; total market value of $105,580.	103,510	103,510
Mizuho Securities USA LLC, 1.92%, dated 7/31/18, due 8/01/18, repurchase price $399,733, collateralized by U.S. Government Agency, 2.00% to 7.50%, maturing 8/01/23 to 2/01/48; total market value of $407,706.	399,712	399,712
National Bank Financial, 2.01%, dated 7/31/18, due 8/01/18, repurchase price $399,734, collateralized by U.S. Treasury Securities, 0.00% to 6.25%, maturing 9/06/18 to 9/09/49; total market value of $407,706.	399,712	399,712
Nomura Securities International, Inc., 1.93%, dated 7/31/18, due 8/01/18, repurchase price $399,733, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.50%, maturing 8/15/18 to 6/20/68; total market value of $407,706.	399,712	399,712
RBC Dominion Securities, Inc., 1.92%, dated 7/31/18, due 8/01/18, repurchase price $399,733, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 8/15/18 to 9/09/49; total market value of $407,706.	399,712	399,712

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,102,070)		$2,102,070

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      81

Wilmington Short-Term Bond Fund (concluded)

Description	Value
TOTAL INVESTMENTS – 103.9% (COST $53,569,557)	$53,132,058
COLLATERAL FOR SECURITIES ON LOAN – (4.1%)	(2,102,070)
OTHER ASSETS LESS LIABILITIES – 0.2%	82,362

TOTAL NET ASSETS – 100.0%	$51,112,350

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$43	$—	$43
Collateralized Mortgage Obligations	—	1,787,148	—	1,787,148
Commercial Paper	—	1,554,906	—	1,554,906
Corporate Bonds	—	30,292,982	—	30,292,982
Government Agencies	—	1,478,293	—	1,478,293
Mortgage-Backed Securities	—	2,793,106	—	2,793,106
Municipal Bond	—	26,240	—	26,240
U.S. Treasury	—	13,095,059	—	13,095,059
Money Market Fund	2,211	—	—	2,211
Repurchase Agreements	—	2,102,070	—	2,102,070

Total	$2,211	$53,129,847	$—	$53,132,058

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2018, these liquid restricted securities amounted to $4,559,096 representing 8.92% of total net assets.

**	Represents less than 0.05%.
◆	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

BKNT - Bank Note

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

PLC - Public Limited Company

USD - United States Dollar

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.7%
ALABAMA – 0.4%
HIGHER EDUCATION – 0.4%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,306,872

TOTAL ALABAMA		$1,306,872
ARIZONA – 3.2%
AIRPORT – 2.0%
City of Phoenix Civic Improvement Corp., AZ, Advance Refunding Revenue Bonds, Junior Lien Airport, Special Tax Obligation, 5.00%, 7/01/24	5,000,000	5,754,300
POWER – 0.9%
Salt River Project Agricultural Improvement & Power District, AZ, Advance Refunding Revenue Bonds, (Series A), 5.00%, 1/01/33	2,210,000	2,579,379
SCHOOL DISTRICT – 0.3%
Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	1,000,000	1,090,430

TOTAL ARIZONA		$9,424,109
CALIFORNIA – 5.5%
HIGHER EDUCATION – 0.4%
California Municipal Finance Authority, CA, Advance Refunding Revenue Bonds, (Series B), (Emerson College), 5.00%, 1/01/28	1,015,000	1,183,104
LEASE – 0.9%
Los Angeles County Facilities, Inc., CA, GO, Revenue Bonds, (Vermont Corridor County Administration Building), 5.00%, 12/01/33	2,000,000	2,384,360
TRANSPORTATION – 1.9%
Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	5,574,150
WATER – 0.4%
California Infrastructure & Economic Development Bank, CA, Revenue Bonds, (Clean Water State Revolving Fund), 5.00%, 10/01/33	1,020,000	1,214,004
WATER & SEWER – 1.9%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,565,600

TOTAL CALIFORNIA		$15,921,218

Description	Par Value	Value
COLORADO – 0.8%
AIRPORT – 0.8%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	$2,000,000	$2,214,820

TOTAL COLORADO		$2,214,820
CONNECTICUT – 1.4%
HIGHER EDUCATION – 1.4%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 7/01/31	1,385,000	1,586,227
Connecticut State Health & Educational Facilities Authority, CT, Revenue Bonds, (Series I-1), Sacred Heart University, 5.00%, 7/01/28	1,335,000	1,549,241
University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 3/15/32	1,000,000	1,104,450

TOTAL HIGHER EDUCATION		$4,239,918

TOTAL CONNECTICUT		$4,239,918
DISTRICT OF COLUMBIA – 1.8%
GENERAL OBLIGATIONS – 0.8%
District of Columbia, DC, (Series D), 5.00%, 6/01/31	2,000,000	2,350,600
HIGHER EDUCATION – 1.0%
District of Columbia, DC, Advance Refunding, Revenue Bonds, (Georgetown University), 5.00%, 4/01/31	2,455,000	2,841,270

TOTAL DISTRICT OF COLUMBIA		$5,191,870
FLORIDA – 7.1%
AIRPORT – 0.9%
Greater Orlando Aviation Authority, FL, Revenue Bonds, (Port, Airport & Marina Improvements), (Sub-Series A), 5.00%, 10/01/24	2,250,000	2,561,130
GENERAL OBLIGATIONS – 2.3%
State of Florida Board of Education, FL, GO, School Improvements, (Series B) 4.00%, 6/01/30	3,235,000	3,577,619
4.00%, 6/01/33	1,315,000	1,419,030
State of Florida, FL, GO, Public Improvements, (Transportation- Right-Of-Way Acquisition and Bridge Construction), (Series A), 5.00%, 7/01/27	1,370,000	1,650,631

TOTAL GENERAL OBLIGATIONS		$6,647,280

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      83

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
HIGHER EDUCATION – 1.8%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project) 5.00%, 4/01/28	$750,000	$873,630
5.00%, 4/01/30	750,000	865,470
5.00%, 4/01/31	750,000	861,428
5.00%, 4/01/33	750,000	853,403
Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 3/01/28	1,600,000	1,792,896

TOTAL HIGHER EDUCATION		$5,246,827
LEASE – 1.1%
Broward County School Board, FL, Certificate Participation Refunding Bonds, (Series A), 5.00%, 7/01/21	3,000,000	3,261,480
WATER – 1.0%
Miami-Dade County, FL, Water & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,033,180

TOTAL FLORIDA		$20,749,897
GEORGIA – 3.9%
HIGHER EDUCATION – 1.0%
Athens-Clarke County Unified Government Development Authority, GA, Revenue Bonds, (Series A), (UGAAP), 5.00%, 9/01/23	1,000,000	1,132,850
Bulloch County Development Authority, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	1,575,000	1,806,462

TOTAL HIGHER EDUCATION		$2,939,312
LEASE – 1.7%
Gwinnett County Development Authority, GO, Certificate Participation Refunding Bonds, (NATL-RE), 5.25%, 1/01/22	4,370,000	4,847,029
POWER – 0.5%
Municipal Electric Authority of Georgia, GA, Refunding Revenue Bonds, (Series A), 5.00%, 1/01/28	1,160,000	1,315,336
SCHOOL DISTRICT – 0.7%
Hall County School District, GA, GO Unlimited, School Improvements, (ST AID WITHHLDG), 5.00%, 11/01/22	1,925,000	2,164,817

TOTAL GEORGIA		$11,266,494
ILLINOIS – 19.6%
DEDICATED TAX – 1.5%
Regional Transportation Authority, IL, Revenue Bonds, (Series B) 5.00%, 6/01/29	2,350,000	2,745,293
5.00%, 6/01/33	1,450,000	1,659,380

TOTAL DEDICATED TAX		$4,404,673

Description	Par Value	Value
GENERAL OBLIGATIONS – 10.6%
Chicago Park District, IL, (Ad Valorem Property Tax) 5.00%, 1/01/26	$1,250,000	$1,390,550
5.00%, 1/01/27	3,455,000	3,823,510
Cook County, IL, GO Unlimited, Current Refunding, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,340,649
Elk Grove Village, IL, GO Unlimited, Refunding Revenue Notes, (Ad Valorem Property Tax), 5.00%, 1/01/32	1,000,000	1,144,520
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	6,790,000	7,680,305
State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/25	3,065,000	3,307,993
State of Illinois, IL, GO Unlimited, Public Improvements, (Series B), 5.00%, 12/01/25	7,935,000	8,565,198
State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 8/01/25	2,500,000	2,625,425

TOTAL GENERAL OBLIGATIONS		$30,878,150
POWER – 0.8%
Illinois Municipal Electric Agency, IL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 2/01/25	2,000,000	2,287,820
SCHOOL DISTRICT – 3.9%
Du Page County High School District No 88, IL, GO Unlimited, Current Refunding, (Addison Trail & Willowbrook High Schools), 5.00%, 1/15/25	6,615,000	7,577,813
Kane McHenry Cook & De Kalb Counties Unit School District No 300, IL, GO Unlimited, Current Refunding, (Series A), 5.00%, 1/01/32	2,260,000	2,552,602
Kendall Kane & Will Counties Community Unit School District No 308, IL, GO Unlimited, Refunding Bonds, 5.50%, 2/01/22	1,100,000	1,216,072

TOTAL SCHOOL DISTRICT		$11,346,487
TRANSPORTATION – 2.8%
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series A), 5.00%, 12/01/22	2,125,000	2,381,572
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	5,702,550

TOTAL TRANSPORTATION		$8,084,122

TOTAL ILLINOIS		$57,001,252

July 31, 2018 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
KENTUCKY – 0.8%
LEASE – 0.8%
Kentucky State Property & Building Commission, KY, GO, Revenue Bonds, (Project No. 119), 5.00%, 5/01/25	$2,000,000	$2,272,680

TOTAL KENTUCKY		$2,272,680
LOUISIANA – 0.4%
HIGHER EDUCATION – 0.4%
Louisiana Public Facilities Authority, LA, Revenue Bonds, (Loyola University Project), 5.00%, 10/01/23	1,000,000	1,109,620

TOTAL LOUISIANA		$1,109,620
MARYLAND – 3.2%
DEDICATED TAX – 2.1%
State of Maryland Department of Transportation, MD, GO, Revenue Bonds, 5.00%, 9/01/23	5,250,000	6,001,747
GENERAL OBLIGATIONS – 0.7%
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,184,440
MEDICAL – 0.4%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems), 5.00%, 7/01/22	1,000,000	1,108,000

TOTAL MARYLAND		$9,294,187
MASSACHUSETTS – 1.8%
DEDICATED TAX – 0.6%
Massachusetts School Building Authority, MA, Refunding Revenue Bonds, (Series B), (Senior Dedicated Sales Tax), 5.00%, 8/15/30	1,755,000	1,939,486
HIGHER EDUCATION – 1.2%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Series A), (Emerson College), 5.00%, 1/01/31	3,005,000	3,404,996

TOTAL MASSACHUSETTS		$5,344,482
MICHIGAN – 6.1%
DEDICATED TAX – 2.7%
Michigan Finance Authority, MI, Revenue Bonds, (Income Tax Revenue), 4.00%, 10/01/24	2,000,000	2,101,360
Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	5,869,639

TOTAL DEDICATED TAX		$7,970,999

Description	Par Value	Value
MEDICAL – 0.7%
Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Beaumont Health Credit Group), 5.00%, 8/01/31	$1,655,000	$1,853,765
SCHOOL DISTRICT – 1.6%
Chippewa Valley Schools, GO Unlimited, Current Refunding, (Series B), (Q-SBLF), 5.00%, 5/01/22	3,000,000	3,319,830
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/22	1,195,000	1,324,227

TOTAL SCHOOL DISTRICT		$4,644,057
UTILITIES – 1.1%
Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,245,490

TOTAL MICHIGAN		$17,714,311
MISSOURI – 2.1%
MEDICAL – 2.1%
Health & Educational Facilities Authority, MI, Current Refunding, Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	5,425,000	6,165,078

TOTAL MISSOURI		$6,165,078
NEVADA – 1.8%
DEDICATED TAX – 1.8%
Clark County, NV, Refunding Revenue Bonds, (Series B), (Fuel Sales Tax Revenue), 5.00%, 7/01/30	4,505,000	5,154,396

TOTAL NEVADA		$5,154,396
NEW JERSEY – 4.8%
HIGHER EDUCATION – 1.6%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,172,902
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,281,540
New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Series B), (Montclair State University), 5.00%, 7/01/30	1,000,000	1,146,000

TOTAL HIGHER EDUCATION		$4,600,442
LEASE – 2.6%
New Jersey Economic Development Authority, NJ, Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	6,805,000	7,502,649

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      85

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
TRANSPORTATION – 0.6%
New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	$1,645,000	$1,869,740

TOTAL NEW JERSEY		$13,972,831
NEW YORK – 9.7%
AIRPORT – 0.8%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (175th Series), (Port, Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,246,780
DEDICATED TAX – 3.7%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 11/15/22	3,000,000	3,375,720
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,477,151
New York State Dormitory Authority, NY, GO, Revenue Bonds, (Series C), 5.00%, 3/15/33	2,565,000	3,011,900

TOTAL DEDICATED TAX		$10,864,771
GENERAL OBLIGATIONS – 4.5%
Hempstead, NY, GO, Public Improvements, (Series A) 5.00%, 6/15/21	1,160,000	1,264,690
5.00%, 6/15/23	1,500,000	1,709,265
Nassau County, NY, GO, Public Improvements, (Series A), (AGM), 5.00%, 4/01/33	2,395,000	2,778,895
New York City, NY, GO Unlimited, Advance Refunding, (Series C), 5.00%, 8/01/23	1,000,000	1,138,930
New York City, NY, GO Unlimited, Public Improvements, (Sub-Series G-1), 5.00%, 4/01/25	5,790,000	6,376,816

TOTAL GENERAL OBLIGATIONS		$13,268,596
HOUSING – 0.7%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Faculty- Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,927,111

TOTAL NEW YORK		$28,307,258
NORTH CAROLINA – 4.3%
GENERAL OBLIGATIONS – 2.7%
Wake County, NC, GO Unlimited, Refunding Revenue Notes, (Series A), 5.00%, 3/01/23	6,985,000	7,923,924
SCHOOL DISTRICT – 1.6%
Mecklenburg County, NC, GO Unlimited, Public Improvements, (Series A), 5.00%, 4/01/25	4,000,000	4,706,840

TOTAL NORTH CAROLINA		$12,630,764

Description	Par Value	Value
PENNSYLVANIA – 7.2%
DEDICATED TAX – 0.8%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	$2,000,000	$2,274,500
HIGHER EDUCATION – 2.7%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,134,480
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,650,911
Pennsylvania State University, PA, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,106,629
Philadelphia Authority for Industrial Development, PA, Current Refunding Revenue Bonds, La Salle University, 5.00%, 5/01/22	1,920,000	2,106,490

TOTAL HIGHER EDUCATION		$7,998,510
MEDICAL – 0.6%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,788,516
SCHOOL DISTRICT – 0.8%
Hempfield Area School District, Westmoreland County, PA, GO Unlimited, Current Refunding, (Series B), (BAM State Aid Withholding), 5.00%, 3/15/21	2,240,000	2,408,224
WATER – 2.3%
Philadelphia PA Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,577,048

TOTAL PENNSYLVANIA		$21,046,798
TEXAS – 8.9%
AIRPORT – 0.9%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	2,759,125
GENERAL OBLIGATIONS – 2.1%
Austin, TX, GO Limited, Advance Refunding Revenue Bonds, 5.00%, 9/01/25	1,340,000	1,575,130
City of Irving, TX, GO, Public Improvements, 5.00%, 9/15/30	1,590,000	1,900,988
Dallas, TX, GO, Refunding Revenue Notes, (Series A), 5.00%, 2/15/25	2,260,000	2,524,488

TOTAL GENERAL OBLIGATIONS		$6,000,606
HIGHER EDUCATION – 1.3%
Permanent University Fund – University of Texas System, TX, Refunding Revenue Notes, (Series A), 5.00%, 7/01/26	3,165,000	3,717,134

July 31, 2018 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Description	Par Value	Value
MEDICAL – 2.4%
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	$6,110,000	$6,880,165
SCHOOL DISTRICT – 0.5%
Humble Independent School District, TX, GO Unlimited, School Improvements, (PSF-GTD), 4.00%, 2/15/33	1,500,000	1,594,770
WATER – 1.2%
Fort Worth, TX, Advance Refunding, Water & Sewer System Revenue, (Series A), 5.00%, 2/15/25	3,035,000	3,523,635
WATER & SEWER – 0.5%
Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien), 5.00%, 5/15/21	1,250,000	1,356,412

TOTAL TEXAS		$25,831,847
UTAH – 0.8%
DEDICATED TAX – 0.4%
Salt Lake County, UT, GO, Revenue Bonds, 5.00%, 2/01/22	1,000,000	1,107,270
MEDICAL – 0.4%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG), 5.00%, 5/15/25	1,165,000	1,269,815

TOTAL UTAH		$2,377,085

Description	Par Value	Value
WASHINGTON – 1.1%
MEDICAL – 1.1%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital, 5.00%, 7/01/33	$1,750,000	$1,981,437
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Series B), (Multicare Health System), 5.00%, 8/15/30	1,000,000	1,171,120

TOTAL MEDICAL		$3,152,557

TOTAL WASHINGTON		$3,152,557

TOTAL MUNICIPAL BONDS (COST $280,058,231)		$281,690,344

	Number of Shares
MONEY MARKET FUND – 4.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	14,392,260	$14,392,260

TOTAL MONEY MARKET FUND (COST $14,392,260)		$14,392,260

TOTAL INVESTMENTS – 101.6% (COST $294,450,491)		$296,082,604
OTHER LIABILITIES LESS ASSETS – (1.6%)		(4,683,746)

TOTAL NET ASSETS – 100.0%		$291,398,858

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$281,690,344	$—	$281,690,344
Money Market Fund	14,392,260	—	—	14,392,260

Total	$14,392,260	$281,690,344	$—	$296,082,604

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

BAM - Build America Mutual Assurance Company

GO - General Obligation

LLC - LLC - Limited Liability Corporation

NATL-RE - National Public Finance Guaranty Corporation

OBG - Obligation

Q-SBLF - Qualified School Bond Loan Fund

UGAAP - University of Georgia Athletic Association Project

UPMC - University of Pittsburgh Medical Center

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 94.8%
NEW YORK – 94.8%
AIRPORT – 8.2%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, Port, Airport & Marina Improvements, (175th Series), 5.00%, 12/01/23	$3,000,000	$3,370,170
Port Authority of New York & New Jersey, NY, Revenue Bonds, Airport & Marina Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,164,530
Port Authority of New York & New Jersey, NY, Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	1,000,000	1,176,080

TOTAL AIRPORT		$5,710,780
DEDICATED TAX – 20.4%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A) 5.00%, 11/15/21	1,000,000	1,104,330
5.00%, 11/15/23	1,305,000	1,473,032
New York City, NY, Transitional Finance Authority, Advance Refunding Revenue Bonds, (Series C), 5.00%, 11/01/30	2,000,000	2,344,280
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,315,940
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series B), 5.00%, 2/15/33	1,000,000	1,160,700
New York State Dormitory Authority, NY, Revenue Bonds, School Improvements, (Series C), 5.00%, 3/15/33	2,000,000	2,348,460
Sales Tax Asset Receivable Corp., NY, Refunding Revenue Bonds, (Series A), 5.00%, 10/15/26	3,000,000	3,476,910

TOTAL DEDICATED TAX		$14,223,652
GENERAL OBLIGATIONS – 21.3%
Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	2,070,000	2,298,652
Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series C), (BAM-TCRS), 5.00%, 4/01/26	1,000,000	1,168,790
New York City, NY, AD Valorem Property Tax, GO Unlimited, Advance Refunding, (Series A), 5.00%, 8/01/21	1,540,000	1,685,053

Description	Par Value	Value
New York City, NY, AD Valorem Property Tax, GO Unlimited, Advance Refunding, (Series C), 5.00%, 8/01/23	$2,000,000	$2,277,860
New York State, NY, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	1,090,000	1,207,284
Saratoga County, NY, GO, Economic Defeasance, AD Valorem Property Tax, 5.00%, 7/15/31	1,150,000	1,436,039
Town of Hempstead, NY, GO, Economic Defeasance, AD Valorem Property Tax, (Series D), 5.00%, 8/15/21	1,855,000	2,031,336
Town of Islip, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), 5.00%, 5/15/23	1,280,000	1,463,834
Town of West Seneca, NY,, GO, Refunding Notes, AD Valorem Property Tax, (AGM), 5.00%, 7/15/21	1,175,000	1,285,133

TOTAL GENERAL OBLIGATIONS		$14,853,981
HIGHER EDUCATION – 14.5%
City of Albany Capital Resource Corp., NY, Refunding Bonds, Albany Law School of Union University 4.00%, 7/01/22	600,000	634,266
4.00%, 7/01/23	725,000	772,560
4.00%, 7/01/25	865,000	925,325
4.00%, 7/01/26	765,000	809,118
5.00%, 7/01/29	1,195,000	1,340,933
Dutchess County Local Development Corp., NY, Current Refunding, Revenue Bonds, The Culinary Institute of America 5.00%, 7/01/28	1,000,000	1,163,860
5.00%, 7/01/32	1,040,000	1,190,322
Monroe County Industrial Development Corp., NY, University of Rochester Project, Revenue Bonds, University & College Improvements, (Series B), 5.00%, 7/01/23	1,000,000	1,141,740
New York State Dormitory Authority, NY, New York University, Advance Refunding, University & College Improvements, (Series A), 5.00%, 7/01/22	1,890,000	2,114,513

TOTAL HIGHER EDUCATION		$10,092,637
HOUSING – 1.7%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,164,390

July 31, 2018 (unaudited)

88     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
LEASE – 5.8%
Erie County, NY, IDA, Refunding Revenue Bonds, School Improvements, (State Aid Withholding), 5.00%, 5/01/30	$2,000,000	$2,347,680
Syracuse, NY, IDA, Revenue Bonds, School Improvements, (State Aid Withholding), 5.00%, 5/01/32	1,435,000	1,661,012

TOTAL LEASE		$4,008,692
MEDICAL – 4.9%
New York State Dormitory Authority, NY, Current Refunding, Revenue Bonds, North Shore-long Jewish Obligated Group, 5.00%, 5/01/24	1,000,000	1,149,190
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	2,000,000	2,269,720

TOTAL MEDICAL		$3,418,910
POWER – 5.8%
Long Island Power Authority, NY, Electric System Improvements, Refunding Revenue Bonds, (Series B), 5.00%, 9/01/25	1,000,000	1,166,940
New York State Power Authority (The), NY, Revenue Refunding Bonds, (Series A), 5.00%, 11/15/22	2,575,000	2,900,892

TOTAL POWER		$4,067,832
SCHOOL DISTRICT – 2.7%
Bay Shore Union Free School District, NY, GO Unlimited, Current Refunding, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 1/15/22	1,710,000	1,892,987
TRANSPORTATION – 5.0%
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	2,000,000	2,313,040

Description	Par Value	Value
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series C-1), 5.00%, 11/15/25	$1,000,000	$1,188,260

TOTAL TRANSPORTATION		$3,501,300
WATER & SEWER – 4.5%
New York City Water & Sewer System, NY, Current Refunding, Municipal Water Finance, 5.00%, 6/15/28	1,150,000	1,336,703
New York City Water & Sewer System, NY, Refunding Revenue Bonds, (Series EE), 5.00%, 6/15/28	1,595,000	1,831,092

TOTAL WATER & SEWER		$3,167,795

TOTAL NEW YORK		$66,102,956

TOTAL MUNICIPAL BONDS (COST $66,294,706)		$66,102,956

	Number of Shares
MONEY MARKET FUND – 4.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	3,197,589	$3,197,589

TOTAL MONEY MARKET FUND (COST $3,197,589)		$3,197,589

TOTAL INVESTMENTS – 99.4% (COST $69,492,295)		$69,300,545
OTHER ASSETS LESS LIABILITIES – 0.6%		411,420

TOTAL NET ASSETS – 100.0%		$69,711,965

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$66,102,956	$—	66,102,956
Money Market Fund	3,197,589	—	—	3,197,589

Total	$3,197,589	$66,102,956	$—	$69,300,545

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      89

Wilmington New York Municipal Bond Fund (concluded)

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

BAM-TCRS - Build America Mutual-Tax Credit Reporting Service

GO - General Obligation

IDA - Industrial Development Authority/Agency

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 60.4%
FEDERAL FARM CREDIT BANK (FFCB) – 10.4%
(1 month USD LIBOR + 0.06%), 2.13%, 9/24/18Δ	$29,700,000	$29,698,275
1.94%, 10/02/18‡	40,000,000	39,867,045
(1 month USD LIBOR + 0.02%), 2.10%, 10/03/18Δ	25,000,000	25,006,777
(1 month USD LIBOR - 0.09%), 1.99%, 10/22/18Δ	60,000,000	60,005,790
(1 month USD LIBOR - 0.14%), 1.93%, 10/30/18Δ	75,000,000	75,000,000
(1 month USD LIBOR - 0.11%), 1.98%, 12/03/18Δ	50,000,000	49,999,478
2.11%, 12/10/18‡	50,000,000	49,625,194
2.11%, 1/14/19‡	35,000,000	34,670,767
2.24%, 1/23/19‡	25,000,000	24,736,285
2.20%, 1/24/19‡	25,000,000	24,737,222
2.14%, 2/05/19‡	75,000,000	74,189,250
2.14%, 2/15/19‡	50,000,000	49,430,750
(1 month USD LIBOR - 0.09%), 1.99%, 5/30/19Δ	25,000,000	24,992,998
(1 month USD LIBOR - 0.10%), 1.97%, 9/25/19Δ	50,000,000	49,998,269
(1 month USD LIBOR - 0.07%), 2.02%, 10/02/19Δ	36,000,000	36,000,004

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$647,958,104
FEDERAL HOME LOAN BANK (FHLB) – 37.7%
1.88%, 8/01/18‡	72,950,000	72,950,000
(1 month USD LIBOR - 0.16%), 1.93%, 8/01/18Δ	100,000,000	100,000,000
1.88%, 8/03/18‡	216,433,000	216,410,460
1.91%, 8/08/18‡	242,312,000	242,223,501
1.90%, 8/10/18‡	107,000,000	106,949,443
1.92%, 8/15/18‡	78,550,000	78,492,244
(1 month USD LIBOR - 0.15%), 1.93%, 8/15/18Δ	50,000,000	50,000,000
1.92%, 8/17/18‡	199,329,000	199,161,344
1.91%, 8/20/18‡	50,000,000	49,950,389
1.93%, 8/22/18‡	26,995,000	26,965,159
1.94%, 8/24/18‡	113,700,000	113,561,734
1.91%, 8/28/18‡	25,000,000	24,964,656
1.91%, 8/31/18‡	74,955,000	74,836,321
1.92%, 9/05/18‡	100,000,000	99,814,063
1.94%, 9/07/18‡	35,065,000	34,996,165

Description	Par Value	Value
1.97%, 9/11/18‡	$50,000,000	$49,890,097
1.95%, 9/14/18‡	26,000,000	25,939,146
1.95%, 9/18/18‡	50,000,000	49,872,333
1.95%, 9/26/18‡	25,000,000	24,925,800
1.94%, 10/01/18‡	50,000,000	49,836,486
(1 month USD LIBOR - 0.14%), 1.94%, 10/15/18Δ	50,000,000	50,000,000
2.05%, 10/23/18‡	50,000,000	49,769,444
2.00%, 10/24/18‡	50,000,000	49,767,833
(1 month USD LIBOR - 0.08%), 1.99%, 11/13/18Δ	100,000,000	100,000,000
(1 month USD LIBOR - 0.14%), 1.95%, 1/02/19Δ	50,000,000	50,000,000
(3 month USD LIBOR - 0.31%), 2.02%, 1/03/19Δ	75,000,000	75,000,000
(3 month USD LIBOR - 0.33%), 2.00%, 1/07/19Δ	50,000,000	50,000,000
(1 month USD LIBOR - 0.11%), 1.97%, 1/25/19Δ	100,000,000	100,000,000
(1 month USD LIBOR - 0.13%), 1.94%, 2/12/19Δ	50,000,000	50,000,000
(1 month USD LIBOR - 0.13%), 1.93%, 2/25/19Δ	75,000,000	75,001,813

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,341,278,431
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.7%
1.90%, 8/03/18‡	100,000,000	99,989,583
1.93%, 8/10/18‡	50,000,000	49,976,313
(1 month USD LIBOR - 0.15%), 1.93%, 8/22/18Δ	50,000,000	50,000,000
1.93%, 8/27/18‡	35,000,000	34,952,099
1.95%, 9/04/18‡	45,834,000	45,751,147
1.93%, 9/10/18‡	75,000,000	74,840,083
1.94%, 9/19/18‡	50,000,000	49,870,014
1.95%, 10/03/18‡	150,000,000	149,496,000
(1 month USD LIBOR - 0.10%), 1.97%, 6/28/19Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$604,875,239
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.6%
1.94%, 8/29/18‡	82,692,000	82,569,800

July 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      91

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value
1.95%, 9/12/18‡	$28,162,000	$28,099,246
1.99%, 10/03/18‡	50,000,000	49,829,375

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$160,498,421

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,754,610,195)		$3,754,610,195
U.S. TREASURY OBLIGATIONS – 15.2%
U.S. TREASURY BILLS – 10.0%
1.87%, 8/02/18‡	50,000,000	49,997,451
1.85%, 8/09/18‡	150,000,000	149,939,606
1.94%, 9/20/18‡	59,910,000	59,751,904
1.94%, 9/27/18‡	120,000,000	119,639,950
1.94%, 10/11/18‡	125,320,000	124,851,109
2.13%, 12/20/18‡	60,000,000	59,512,375
2.19%, 1/17/19‡	54,000,000	53,457,510

TOTAL U.S. TREASURY BILLS		$617,149,905
U.S. TREASURY NOTES – 5.2%
1.50%, 8/31/18	50,000,000	49,983,330
1.25%, 10/31/18	100,000,000	99,809,030
(U.S. Treasury 3 month Bill Money Market Yield + 0.07%), 2.05%, 4/30/19Δ	100,000,000	100,041,471
(U.S. Treasury 3 month Bill Money Market Yield + 0.00%), 1.98%, 1/31/20Δ	25,000,000	24,998,468
(U.S. Treasury 3 month Bill Money Market Yield + 0.03%), 2.01%, 4/30/20Δ	50,000,000	50,005,830

TOTAL U.S. TREASURY NOTES		$324,838,129

TOTAL U.S. TREASURY OBLIGATIONS (COST $941,988,034)		$941,988,034

	Number of Shares
MONEY MARKET FUND – 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%^	66,904,380	66,904,380

TOTAL MONEY MARKET FUND (COST $66,904,380)		$66,904,380

Description	Par Value	Value
REPURCHASE AGREEMENTS – 23.4%
Credit Suisse First Boston LLC, 1.91%, dated 7/31/18, due 8/01/18, repurchase price $255,013,529, collateralized by U.S. Treasury Security, 0.13%, maturing 7/15/24; total market value of $260,113,988.	$255,000,000	$255,000,000
Deutsche Bank Securities, Inc., 1.91%, dated 7/31/18, due 8/01/18, repurchase price $132,007,003, collateralized by U.S. Treasury Security, 2.75%, maturing 2/15/28; total market value of $134,640,058.	132,000,000	132,000,000
Mizuho Securities USA, Inc., 1.94%, dated 7/31/18, due 8/01/18, repurchase price $350,018,861, collateralized by U.S. Government Agency, 3.00% to 4.50%, maturing 2/01/27 to 5/01/48; total market value of $357,000,001.	350,000,000	350,000,000
RBC Capital Markets LLC, 1.91%, dated 7/31/18, due 8/01/18, repurchase price $260,013,794, collateralized by U.S. Treasury Securities, 1.13% to 3.13%, maturing 1/15/21 to 8/15/44; total market value of $265,200,022.	260,000,000	260,000,000
RBC Capital Markets LLC, 1.92%, dated 7/31/18, due 8/01/18, repurchase price $75,004,000, collateralized by U.S. Government Agency, 2.66% to 5.00%, maturing 2/01/27 to 7/01/48; total market value of $76,500,000.	75,000,000	75,000,000
TD Securities, Inc., 1.92%, dated 7/31/18, due 8/01/18, repurchase price $385,020,533, collateralized by U.S. Government Agency, 3.00% to 4.50%, maturing 6/01/26 to 8/01/47; total market value of $395,939,958.	385,000,000	385,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,457,000,000)		$1,457,000,000

TOTAL INVESTMENTS – 100.1% (COST $6,220,502,609)		$6,220,502,609
OTHER LIABILITIES LESS ASSETS – (0.1)%		(7,980,390)

TOTAL NET ASSETS – 100.0%		$6,212,522,219

July 31, 2018 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$3,754,610,195	$—	$3,754,610,195
U.S. Treasury Obligations	—	941,988,034	—	941,988,034
Money Market Fund	66,904,380	—	—	66,904,380
Repurchase Agreements	—	1,457,000,000	—	1,457,000,000

Total	$66,904,380	$6,153,598,229	$—	$6,220,502,609

^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

USD - United States Dollar

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 64.3%
U.S. TREASURY BILLS – 47.0%
1.87%, 8/02/18‡	$50,000,000	$49,997,451
1.89%, 8/09/18‡	50,000,000	49,979,433
1.89%, 8/23/18‡	125,000,000	124,857,671
1.93%, 8/30/18‡	50,000,000	49,923,674
1.94%, 9/06/18‡	105,710,000	105,508,544
1.93%, 9/13/18‡	50,000,000	49,886,707
1.94%, 9/20/18‡	15,000,000	14,960,417
1.94%, 9/27/18‡	30,000,000	29,909,987
1.96%, 10/11/18‡	55,000,000	54,791,881
1.99%, 10/18/18‡	42,255,000	42,076,930
2.13%, 12/20/18‡	15,000,000	14,878,094
2.19%, 1/17/19‡	15,775,000	15,616,523

TOTAL U.S. TREASURY BILLS		$602,387,312
U.S. TREASURY NOTES – 17.3%
4.00%, 8/15/18	50,000,000	50,040,081
1.50%, 8/31/18	50,000,000	49,983,330
1.25%, 10/31/18	21,500,000	21,458,941
(U.S. Treasury 3 month Bill Money Market Yield + 0.07%), 2.05%, 4/30/19Δ	25,000,000	25,010,461
(U.S. Treasury 3 month Bill Money Market Yield + 0.00%), 1.98%, 1/31/20Δ	25,000,000	24,997,999
(U.S. Treasury 3 month Bill Money Market Yield + 0.03%), 2.01%, 4/30/20Δ	50,000,000	50,005,830

TOTAL U.S. TREASURY NOTES		$221,496,642

TOTAL U.S. TREASURY OBLIGATIONS (COST $823,883,954)		$823,883,954

Description	Number of Shares	Value
MONEY MARKET FUNDS – 0.8%
Blackrock Liquidity Funds T-Fund Institutional Shares, 1.79%^	5,555,249	$5,555,249
Goldman Sachs Financial Square Funds Treasury Obligations Fund, Institutional Shares, 1.78%^	4,118,633	4,118,633

TOTAL MONEY MARKET FUNDS (COST $9,673,882)		$9,673,882

	Par Value
REPURCHASE AGREEMENTS – 34.9%
Credit Suisse First Boston LLC, 1.91%, dated 7/31/18, due 8/01/18, repurchase price $145,007,693, collateralized by U.S. Treasury Security, 0.75%, maturing 9/30/18; total market value of $147,908,336.	$145,000,000	145,000,000
Deutsche Bank Securities Inc., 1.91%, dated 7/31/18, due 8/01/18, repurchase price $62,003,289, collateralized by U.S. Treasury Securities, 0.00% to 6.25%, maturing 11/30/18 to 5/15/48; total market value of $63,240,088.	62,000,000	62,000,000
RBC Capital Markets LLC, 1.91%, dated 7/31/18, due 8/01/18, repurchase price $240,012,733, collateralized by U.S. Treasury Securities, 1.13% to 4.38%, maturing 1/15/21 to 5/15/46 ; total market value of $244,800,038.	240,000,000	240,000,000

TOTAL REPURCHASE AGREEMENTS (COST $447,000,000)		$447,000,000

TOTAL INVESTMENTS – 100.0% (COST $1,280,557,836)		$1,280,557,836
OTHER ASSETS LESS LIABILITIES – 0.0%		34,104

TOTAL NET ASSETS – 100.0%		$1,280,591,940

July 31, 2018 (unaudited)

94     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$823,883,954	$—	$823,883,954
Money Market Funds	9,673,882	—	—	9,673,882
Repurchase Agreements	—	447,000,000	—	447,000,000

Total	$9,673,882	$1,270,883,954	$—	$1,280,557,836

^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

July 31, 2018 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS      95

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, (individually referred to as a “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds utilize a Fair Value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	swap agreements are valued daily based upon the terms specific to each agreement with its counterparty;

•	the money market funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the year. As of July 31, 2018, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period, except for the Wilmington International Fund and the Wilmington Large-Cap Strategy Fund. For the Wilmington International Fund, a security was transferred from Level 1 to Level 2 at a valuation of $1,766 due to the availability of a current market quotation or sufficient volume of trading in the security. For Wilmington Large-Cap Strategy Fund, two securities were transferred from Level 2 to Level 1 at valuations of $35,572 and $39, respectively. This does not include transfers between Level

July 31, 2018 (unaudited)

96     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

1 and Level 2 due to the Wilmington International Fund, the Wilmington Global Alpha Equities Fund and the Wilmington Real Asset Fund utilizing International Fair Value Pricing (“IFVP”) during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreements. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Centrally cleared swap agreements are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap agreement, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“variation margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps agreements - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the

July 31, 2018 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      97

same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Wilmington Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.).

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Wilmington Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The Wilmington Real Asset Fund also used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

July 31, 2018 (unaudited)

98     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Wilmington Real Asset Fund used interest rate options and options on swaps to enhance returns and manage interest rate risk, inflation risk, credit risk and volatility exposures. The Wilmington Real Asset Fund used foreign currency options as a short or long hedge against possible variations in foreign exchange rates or as a means to gain exposure to foreign currencies.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The Wilmington International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Wilmington Real Asset Fund and the Wilmington Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a

July 31, 2018 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      99

specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Wilmington Global Alpha Equities Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Wilmington Global Alpha Equities Fund also used equity index futures contracts to manage equity market net and gross exposure. The Wilmington Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Wilmington Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At July 31, 2018, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Wilmington Large-Cap Strategy Fund	$5,028,946	$5,161,209
Wilmington International Fund	28,608,592	30,786,419
Wilmington Real Asset Fund	787,270	816,210
Wilmington Diversified Income Fund	4,850,022	4,965,321
Wilmington Broad Market Bond Fund	11,924,322	12,206,372
Wilmington Intermediate-Term Bond Fund	2,541,386	2,600,245
Wilmington Short-Term Bond Fund	2,050,962	2,102,070

TBA Commitments – “TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the TBA changes relative to our “basis” in the position prior to the settlement date. Unsettled TBAs are valued according to the procedures described in the section entitled “Investment Valuation.”

July 31, 2018 (unaudited)

100     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

3. Other Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by the “Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2018 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/18	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value 7/31/18	Number of Shares 7/31/18	Dividend Income	Capital Gain Distributions
Wilmington Large-Cap Strategy Fund
Common Stock -0.1%*
M&T Bank Corp.	$293,455	$—	$—	$—	$(14,361)	$279,094	1,610	$1,288	$—

*	As a percentage of Net Assets as of July 31, 2018.

4. CONCENTRATION OF RISK

Since Wilmington New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

The Wilmington International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Wilmington Global Alpha Equities Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

July 31, 2018 (unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 9/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 9/25/2018

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 9/25/2018

*	Print the name and title of each signing officer under his or her signature.